             OPPENHEIMER CAPITAL PRESERVATION FUND
            Supplement dated August 3, 2001 to the
              Prospectus dated February 12, 2001

The Prospectus is changed as follows:

1.    The Prospectus supplement dated May 10, 2001 is withdrawn.

2. The chart  under the  heading  "What Does the Fund  Invest In?" on page 3 is deleted and replaced with the following:

----------------------------------------------------------------
             Oppenheimer Fund                    Normal
Allocation of the Fund's

Net Assets
----------------------------------------------------------------
----------------------------------------------------------------
             Oppenheimer Limited-Term
                     Government
Fund       At       least       65%       but      no      more
than 95%
----------------------------------------------------------------
----------------------------------------------------------------
      Oppenheimer            Bond            Fund           Not
more than 20%
----------------------------------------------------------------
----------------------------------------------------------------
             Oppenheimer     Strategic    Income    Fund    Not
more than 20%
----------------------------------------------------------------
----------------------------------------------------------------
             Oppenheimer    U.S.     Government    Trust    Not
more than 15%
----------------------------------------------------------------
----------------------------------------------------------------
             Oppenheimer    Money   Market   Fund,    Inc.   At
least 5%
----------------------------------------------------------------

3.  The chart under the heading "Direct Annual Fund Operating  Expenses on page
      9 is deleted and replaced with the following:

Direct Annual Fund Operating Expenses (deducted from Fund assets):
(% of average daily net assets)
------------------------------------------------------------
                      Class  Class   Class C Class  Class
                      A         B    Shares    N       Y
                      Shares Shares          Shares Shares
------------------------------------------------------------
------------------------------------------------------------
Management Fees1       0.30%   0.30%   0.30%  0.30%   0.30%
------------------------------------------------------------
------------------------------------------------------------
Distribution   and/or  0.25%   1.00%   1.00%  0.25%    None
Service (12b-1) Fees
------------------------------------------------------------
------------------------------------------------------------
Other Expenses1        0.96%   0.96%   0.96%  0.96%   0.96%
------------------------------------------------------------
------------------------------------------------------------
Total          Annual  1.51%   2.26%   2.26%  1.51%   1.26%
Operating Expenses
------------------------------------------------------------
1.    The  management  fees  payable by the Fund are reduced by the  management fees paid by the  underlying  Oppenheimer  funds on  assets  representing investments  by the Fund in shares  of those  underlying  funds.  That is done so that  shareholders  of the Fund do not pay  direct  and  indirect management fees in excess of 0.75%.  The  "Management  Fees" in the table above  are  the  fees  paid  directly  by  the  Fund  as  reduced  by the management fees paid to the Manager by the underlying  funds.  The "Other
      Expenses"  in the table above  include  transfer  agent  fees,  custodial expenses and  accounting  and legal  expenses  paid directly by the Fund.
      Expenses  may vary in future  years.  Class N shares were not offered for sale during the Fund's last fiscal year.  The expenses  above for Class N shares are based on the  expected  expenses  for that class of shares for the current fiscal year.

4.    The paragraph  captioned "Class N Shares" under the heading "What Classes of Shares Does the Fund  Offer?" on page 18 is revised by deleting the first three  sentences  of  that  section  and  replacing  it with  the  following sentence:

      If you buy Class N shares  (available  only  through  certain  retirement plans),  you pay no sales  charge at the time of  purchase,  but you will pay an annual asset-based sales charge.

5.    The section entitled "Class A Contingent Deferred Sales Charge" on page
   21 is deleted in its entirety.

6. The  following is added after the section  entitled  "Can You Reduce Class A
   Sales Charges?" on page 21:

      Purchases by Certain  Retirement Plans.  There is no initial sales charge on  purchases of Class A shares of any one or more  Oppenheimer  funds by retirement  plans that have $10  million or more in plan  assets and that have  entered  into a  special  agreement  with the  Distributor,  and by retirement  plans which are part of a retirement plan product or platform offered by certain banks,  broker-dealers,  financial advisors, insurance companies or  recordkeepers  which have entered into a special  agreement with the Distributor.  There is no contingent  deferred sales charge upon the  redemption of such shares.  The  Distributor  currently pays dealers of record  concessions  in an amount equal to 0.25% of the purchase price of Class A shares by those  retirement  plans from its own  resources  at the time of  sale.  That  concession  will  not be paid on  purchases  of shares by a retirement plan made with the redemption  proceeds of Class N shares of one or more  Oppenheimer  funds  held by the plan for more than
      (18) months.

7. The  first  paragraph  in "How Can You Buy  Class N  Shares?"  on page 22 is revised  to read as follows:

      Class N shares are offered only through  retirement plans (including IRAs and 403(b)  plans)  that  purchase  $500,000 or more of Class N shares of one or more Oppenheimer funds or through  retirement plans (not including
      IRAs and 403(b)  plans)  that have  assets of  $500,000 or more or 100 or more eligible  participants.  See "Availability of Class N shares" in the
      Statement of Additional  Information for other  circumstances where Class
      N shares are available for purchase.

8.    The last sentence in the third paragraph of the section captioned
   "Distribution and Service Plans for Class B, Class C and Class N Shares" on
   page 24 is deleted and replaced with the following:

      "The Distributor pays the 0.25% service fee on Class N shares to dealers on a quarterly basis beginning in the first quarter after the Class N shares have been sold."

9.    The fourth paragraph of the section  entitled "Distribution and Service
      Plans for Class B, Class C and Class N Shares" on page 24 is deleted and replaced with the following:

      The Distributor currently pays a sales concession of 2.75% of the purchase price of Class B shares to dealers from its own resources at the time of the sale. Including the advance of the service fee, the total amount paid by the Distributor to the dealer at the time of sale of Class B shares is therefore 3.00% of the purchase price. The
      Distributor retains the Class B asset-based sales charge.

10.  The  following  is  added  to  the  end  of  the  last   paragraph   under
"Distribution
      and Service Plans for Class B, Class C and Class N Shares" on page 24.:

      That sales  concession  on the sale of Class N shares will not be paid on
      (i)  purchases  of Class N shares in  amounts  of  $500,000  or more by a retirement  plan that pays for the purchase with the redemption  proceeds of Class C shares of one or more  Oppenheimer  funds held by the plan for
      more    than    one    year    (other    than     rollovers    from    an
      OppenheimerFunds-sponsored  Pinnacle or  Ascender  401(k) plan to any IRA invested in the Oppenheimer  funds),  (ii) purchases of Class N shares in amounts  of  $500,000  or more by a  retirement  plan  that  pays for the purchase  with the  redemption  proceeds of Class A shares of one or more
      Oppenheimer      funds     (other     than      rollovers     from     an
      OppenheimerFunds-sponsored  Pinnacle or  Ascender  401(k) plan to any IRA invested in the  Oppenheimer  funds),  and (iii) on  purchases of Class N shares by an  OppenheimerFunds  - sponsored  Pinnacle or Ascender  401(k)
      plan made with the  redemption  proceeds of Class A shares of one or more
      Oppenheimer funds.

11. The third sentence under the caption "OppenheimerFunds Internet Web Site"
   on page 25 is replaced with the following:

      To perform account transactions or to obtain account information online after July 1, 2001, you must first obtain a user I.D. and password on that website.

August 3, 2001                                        755PS006

Oppenheimer Capital Preservation Fund

6803 South Tucson Way, Englewood, Colorado  80112
1.800.525.7048

Statement  of  Additional  Information  dated  February  12,  2001,  Revised on
August 3, 2001

      This  Statement  of  Additional  Information  is not a  Prospectus.  This
document  contains  additional  information  about  the  Fund  and  supplements information  in the  Prospectus  dated  February  12,  2001.  It should be read together  with the  Prospectus.  You can  obtain the  Prospectus  by writing to the  Fund's  Transfer  Agent,  OppenheimerFunds  Services,  at P.O.  Box  5270,
Denver,  Colorado  80217 or by  calling  the  Transfer  Agent at the  toll-free number  shown above or by  downloading  it from the  OppenheimerFunds  Internet web site at www.oppenheimerfunds.com.

Contents                                                       Page

About the Fund
Additional Information About the Fund's Investment Policies and Risks   2

About Your Account

Financial Information About the Fund

                                      76
ABOUT THE FUND

Additional Information About the Fund's Investment Policies and Risks

      The investment objective,  the principal investment policies and the main risks  of  the  Fund  are  described  in  the  Prospectus.  This  Statement  of
Additional  Information contains supplemental  information about those policies and risks and the  types of  securities  that the  Fund's  investment  Manager,
OppenheimerFunds,  Inc.,  can select for the Fund.  Additional  information  is also  provided  about the  strategies  that the Fund may use to try to  achieve its objective.

The Fund's  Investment  Policies.  The composition of the Fund's  portfolio and the  techniques  and  strategies  that the Fund's  Manager may use in selecting portfolio  securities  will vary over time. The Fund is not required to use all of the investment  techniques and  strategies  described  below at all times in seeking its goals.  It may use some of the special  investment  techniques  and strategies at some times or not at all.

        |X|  Debt  Securities.  The  Fund  can  invest  in a  variety  of  debt securities to seek its  objective.  Foreign debt  securities are subject to the risks of foreign  securities  described above. In general,  debt securities are also subject to two  additional  types of risk:  credit risk and interest  rate risk.
           |_|  Credit  Risks.  Credit  risk  relates  to  the  ability  of the issuer to meet  interest or  principal  payments or both as they become due. In general,  lower-grade,  higher-yield  bonds are  subject  to  credit  risk to a greater extent that lower-yield, higher-quality bonds.

      The Fund's debt investments can include high yield,  non-investment-grade bonds  (commonly  referred  to as "junk  bonds").  Investment-grade  bonds  are bonds rated at least "Baa" by Moody's Investors Service, Inc.  ("Moody's"),  at
least  "BBB"  by  Standard  and  Poor's  Rating  Services  ("S andP")  or that have comparable ratings by another nationally-recognized rating organization.

      In making  investments in debt  securities,  the Manager may rely to some extent on the ratings of ratings  organizations  or it may use its own research to evaluate a security's  credit-worthiness.  If  securities  the Fund buys are unrated,  they are  assigned a rating by the Manager of  comparable  quality to bonds having similar yield and risk  characteristics  within a rating  category of a rating organization.

      The  Fund  does  not  have  investment  policies   establishing  specific
maturity  ranges  for the  Fund's  investments,  and  they  may be  within  any maturity range (short,  medium or long)  depending on the Manager's  evaluation of investment  opportunities  available within the debt securities markets. The
Fund may  shift its  investment  focus to  securities  of  longer  maturity  as interest  rates  decline  and to  securities  of shorter  maturity  as interest rates rise.

           |_|  Interest   Rate  Risk.   Interest   rate  risk  refers  to  the
fluctuations  in value of  fixed-income  securities  resulting from the inverse relationship  between  price and yield.  For  example,  an  increase in general interest  rates  will  tend  to  reduce  the  market  value  of  already-issued fixed-income  investments,  and a decline in general  interest  rates will tend
to  increase   their  value.   In  addition,   debt   securities   with  longer
maturities,  which tend to have  higher  yields,  are  subject  to  potentially greater  fluctuations in value from changes in interest rates than  obligations with shorter maturities.
           |_| Special  Risks of  Lower-Grade  Securities.  The Fund can invest directly up to 10% of its net assets in  lower-grade  debt  securities,  if the
Manager  believes  it  is  consistent  with  the  Fund's   objective.   Because
lower-rated  securities  tend to offer  higher  yields  than  investment  grade securities,  the Fund may invest in  lower-grade  securities  to try to achieve higher income.

      "Lower-grade"  debt securities are those rated below  "investment  grade"
which  means  they have a rating  lower  than  "Baa" by  Moody's  or lower than
"BBB" by S and P or similar  ratings  by other  rating  organizations.  If they are unrated,  and are  determined  by the  Manager to be of  comparable  quality to debt securities rated below investment  grade,  they are considered part of the
Fund's   portfolio  of   lower-grade   securities.   The  Fund  can  invest  in
securities  rated as low as "C" or "D" or which may be in  default  at the time the Fund buys them.

      Some of the special credit risks of lower-grade  securities are discussed below.  There is a greater  risk that the issuer may default on its  obligation to pay  interest or to repay  principal  than in the case of  investment  grade securities.  The issuer's low  creditworthiness  may increase the potential for its  insolvency.  An overall  decline  in values in the high yield bond  market is also  more  likely  during a  period  of a  general  economic  downturn.  An economic  downturn or an increase in interest rates could severely  disrupt the market for high yield  bonds,  adversely  affecting  the values of  outstanding bonds as well as the  ability of issuers to pay  interest  or repay  principal.
In the case of foreign  high yield  bonds,  these  risks are in addition to the special  risk of foreign  investing  discussed  in the  Prospectus  and in this
Statement of Additional Information.

      To the extent they can be converted  into stock,  convertible  securities may be less  subject  to some of these  risks than  non-convertible  high yield bonds,  since stock may be more liquid and less  affected by some of these risk factors.

      While  securities  rated "Baa" by Moody's or "BBB" by S and P are investment grade and are not regarded as junk bonds,  those  securities  may be subject to special risks, and have some speculative characteristics.

      Shares of Underlying  Oppenheimer  Funds.  The Fund can invest in various
Oppenheimer   funds.   The   Prospectus   contains  a  brief   description   of
Oppenheimer  Limited-Term  Government Fund  ("Limited-Term  Government  Fund"),
Oppenheimer Bond Fund ("Bond Fund"),  Oppenheimer U.S.  Government Trust ("U.S.
Government  Trust"),  Oppenheimer  Strategic  Income  Fund  ("Strategic  Income
Fund"),   and  Oppenheimer  Money  Market  Fund,  Inc.  ("Money  Market  Fund")
(collectively   referred  to  as  the  "underlying   funds"),   including  each
underlying  funds  investment  objective.   Set  forth  below  is  supplemental
information  about the types of securities  each underlying fund may invest in, as well as  strategies  each  underlying  fund  may use to try to  achieve  its
objective.   For  more  complete   information  about  each  underlying  fund's
investment  policies and  strategies,  please refer to each  underlying  fund's prospectus.  You may  obtain a copy of each  underlying  fund's  prospectus  by calling 1.800.525.7048.

o     U.S.  Government  Securities.  Each of the underlying  Funds may purchase
        U.S.
Government  securities.  These include  obligations issued or guaranteed by the
U.S.  Government  or  any of  its  agencies  or  instrumentalities.  These  may include  direct  obligations  of the U.S.  Treasury,  such as  Treasury  bills, notes and bonds.  Other U.S.  Government  Securities  are supported by the full faith and  credit  of the  United  States,  such as  pass-through  certificates
issued  by  the  Government  National  Mortgage  Association.   Others  may  be
supported  by the right of the issuer to borrow  from the U.S.  Treasury,  such as  securities  of Federal  Home Loan Banks.  Others may be  supported  only by the  credit  of  the  instrumentality,  such  as  obligations  of  the  Federal
National Mortgage Association.

o     Mortgage-Backed  Securities.  Limited-Term  Government  Fund,  Bond Fund,
        U.S.
Government  Trust  and  Strategic  Income  Fund  may  purchase  mortgage-backed securities  and  collateralized  mortgage  obligations  issued or guaranteed by the U.S.  government or its agencies or  instrumentalities.  Bond Fund may also purchase  mortgage-backed  securities and collateralized  mortgage  obligations issued by private  issuers.  Limited-Term  Government  Fund,  Bond  Fund,  U.S.
Government  Trust and  Strategic  Income  Fund may also  invest  in  "stripped"
mortgage-backed  securities,  CMOs or other  securities  issued by  agencies or instrumentalities  of  the  U.S.  Government,  and  Bond  Fund  may  invest  in private-issuer  stripped securities.  Limited-Term  Government Fund, Bond Fund,
U.S.  Government  Trust and Strategic  Income Fund may also enter into "forward
roll"  transactions  with  mortgage  backed  securities.   In  a  forward  roll
transaction,  the fund sells  mortgage-backed  securities  it holds to banks or other buyers and  simultaneously  agrees to repurchase a similar  security from that party at a later date at an agreed-upon price.

o     Asset-Backed  Securities.  Bond  Fund,  Strategic  Income  Fund and Money
        Market Fund
may invest in asset-backed  securities  (securities that represent interests in
pools  of   consumer   loans   and  other   trade   receivables,   similar   to
mortgage-backed securities).

o     Zero Coupon  Securities.  Bond Fund and Strategic  Income Fund may invest in zero
coupon securities  (securities which may be issued by the U.S. government,  its agencies  or  instrumentalities  or by private  issuers,  that are offered at a substantial  discount  from their face value and do not pay interest but mature at face  value),  and  Strategic  Income  Fund and Bond Fund may invest in zero coupon corporate  securities (which are similar to U.S.  Government zero coupon
Treasury securities but are issued by companies).

o     Debt  Securities of Domestic  Companies.  Bond Fund and Strategic  Income
Fund may invest in debt  securities of U.S.  companies.  Those corporate debt securities may be rated as low as "D" by S and P or "C" by  Moody's.  Bond Fund may  invest up to 35% of its assets in  lower-grade  securities  (often called junk bonds) and
Strategic Income Fund may invest up to 100% of its assets in junk bonds.

o     Debt  Securities  of Foreign  Governments  and  Companies.  Bond Fund and
        Strategic
Income  Fund may  invest in debt  securities  issued or  guaranteed  by foreign companies,  "supranational"  entities  such  as the  World  Bank,  and  foreign governments  or their  agencies.  These  foreign  securities  may include  debt obligations  such as  government  bonds,  debentures  issued by  companies  and notes.  Some of these  debt  securities  may have  variable  interest  rates or
"floating" interest rates that change in different market conditions.

o     Preferred  Stocks.  Bond Fund and  Strategic  Income  Fund may  invest in preferred stocks.
Preferred  stocks,  unlike common stocks,  generally  offers a stated  dividend rate payable from the corporation's earnings.

o     Participation    Interests.    Strategic    Income   Fund   may   acquire
        participation interests in
loans that are made to U.S. or foreign  companies.  They may be  interests  in, or  assignments  of, the loan and are acquired  from banks or brokers that have made the loan or are members of the lending syndicate.

o     Short-term Debt Securities.  In addition to U.S.  Government  securities, the Money
Market  Fund will invest in the  following  types of money  market  securities:
(i) bank  obligations,  such as time  deposits,  certificates  of  deposit  and bankers'  acceptances,  of a domestic bank or foreign bank with total assets of at least $1 billion, (ii) commercial paper, (iii) corporate  obligations,  (iv)
other  money  market  obligations  other  than those  listed  above if they are subject to  repurchase  agreements  or  guaranteed  as to their  principal  and interest by a domestic  bank having  total  assets in excess of $500 million or by a corporation  whose  commercial paper may be purchased by the fund, and (v)
U.S.  dollar-denominated  short-term  investments  that the Money Market Fund's
Board of  Directors  determines  present  minimal  credit risk and which are of
"high  quality" as determined  by a  nationally-recognized  statistical  rating
organization.   Money   Market  Fund  is   required  to  purchase   only  those
securities  that the  fund's  manager,  under  Board-approved  procedures,  has determined have minimal credit risks and have a high credit rating.

      The investment  techniques and  strategies  used by the underlying  funds include the following:

      Each  underlying  fund may invest in illiquid and restricted  securities, and  repurchase  agreements.  Limited-Term  Government  Fund,  U.S.  Government
Trust,  Strategic  Income  Fund and  Bond  Fund may  purchase  securities  on a
"when-issued"  and delayed  delivery basis  (securities  that have been created and for  which a market  exists,  but  which are not  available  for  immediate
delivery),  and  hedging  instruments,   including  certain  kinds  of  futures
contracts  and put and call  options,  and  options on  futures,  or enter into interest rate swap  agreements.  Bond Fund and Strategic  Income Fund may enter into foreign  currency  exchange  contracts.  None of the underlying  funds use hedging  instruments for speculative  purposes.  Limited-Term  Government Fund,
U.S.  Government Trust,  Strategic Income Fund and Bond Fund may also invest in derivative  investments (a  specially-designed  investment whose performance is linked  to the  performance  of  another  investment  or  security,  such as an option,  future or index).  Limited-Term  Government  Fund and U.S.  Government
Trust may  enter  into  reverse  repurchase  agreements  and Bond Fund and U.S.
Government  Trust may lend  their  portfolio  securities,  subject  to  certain limitations, to brokers, dealers and other financial institutions.

      Wrap  Agreements.  Wrap  Agreements  are  structured  with  a  number  of different  features.  Wrap Agreements  purchased by the Fund are of three basic
types:  (1)   non-participating,   (2)  participating  and  (3)  "hybrid".   In
addition,  the Wrap  Agreements  will either be of  fixed-maturity  or open-end
maturity  ("evergreen").   The  Fund  enters  into  particular  types  of  Wrap
Agreements  depending  upon  their  respective  cost to the  Fund  and the Wrap
Provider's  creditworthiness,  as  well  as  upon  other  factors.  Under  most circumstances,  it is anticipated  that the Fund will enter into  participating or hybrid Wrap Agreements of open-end maturity.

      Under a  non-participating  Wrap  Agreement,  the Wrap  Provider  becomes obligated  to make a  payment  to the  Fund  whenever  the Fund  sells  Covered
Assets at a price  below Book Value to meet  withdrawals  of a type  covered by
the  Wrap  Agreement  (a  "Benefit  Event").   Conversely,   the  Fund  becomes
obligated  to make a  payment  to the Wrap  Provider  whenever  the Fund  sells
Covered  Assets at a price  above  their  Book Value in  response  to a Benefit
Event.  In  neither  case is the  Crediting  Rate  adjusted  at the time of the
Benefit  Event.  Accordingly,  under  this  type of Wrap  Agreement,  while the
Fund is protected  against  decreases in the market value of the Covered Assets below Book Value,  it does not  realize  increases  in the market  value of the
Covered  Assets  above Book Value;  those  increases  are  realized by the Wrap
Providers.

      Under  a  participating  Wrap  Agreement,  the  obligation  of  the  Wrap
Provider or the Fund to make  payments to each other  typically  does not arise until all of the  Covered  Assets  have been  liquidated.  Instead of  payments being made on the  occurrence of each Benefit  Event,  the obligation to pay is a factor in the periodic  adjustment  of the  Crediting  Rate. A  participating
Wrap  Agreement  may require  that any accrued  gains left in the Fund that are not  distributed  through the Crediting  Rate prior to the  liquidation  of all
Covered Assets will be paid to the Wrap Provider.

      Under a hybrid Wrap  Agreement,  the  obligation  of the Wrap Provider or the Fund to make payments does not arise until  withdrawals  exceed a specified percentage  of the  Covered  Assets,  after  which time  payment  covering  the difference between market value and Book Value will occur.

      A fixed-maturity Wrap Agreement  terminates at a specified date, at which time  settlement of any  difference  between Book Value and market value of the
Covered Assets occurs.  A  fixed-maturity  Wrap Agreement  tends to ensure that the Covered Assets  provide a relatively  fixed rate of return over a specified period of time through  bond  immunization,  which  targets the duration of the
Covered Assets to the remaining life of the Wrap Agreement.

      An evergreen  Wrap  Agreement has no fixed maturity date on which payment must be made,  and the rate of return on the Covered Assets  accordingly  tends to vary.  Unlike  the rate of return  under a  fixed-maturity  Wrap  Agreement, the rate of return on assets covered by an evergreen  Wrap  Agreement  tends to more closely  track  prevailing  market  interest  rates and thus tends to rise when  interest  rates rise and fall when  interest  rates  fall.  An  evergreen
Wrap  Agreement may be converted  into a  fixed-maturity  Wrap  Agreement  that will  mature  in the  number  of years  equal to the  duration  of the  Covered
Assets.

      Wrap  Providers  are  banks,  insurance  companies  and  other  financial institutions.  The  number  of Wrap  Providers  have been  increased  in recent years.  There are currently  approximately  19 Wrap Providers  rated in the top two  long-term  rating  categories  by  Moody's,  S and P  or  another  nationally recognized  statistical  rating  organization.  The cost of Wrap  Agreements is typically  0.10% to 0.25% per  dollar of  Covered  Asset  per  annum.  The Fund will expense the cost of the Wrap Agreements.

      As  described  in the  Prospectus,  the Wrap  Agreements  are  considered illiquid  securities.  Therefore,  the value of all Wrap  Agreements  and other illiquid  securities  will not  exceed 15% of the  Fund's  net  assets.  If the value of all Wrap Agreements and other illiquid  securities  exceeds 15% of the
Fund's net assets at any time,  the Fund's  net asset  value may  decrease  and the  Fund's  investment  Manager,  OppenheimerFunds,  Inc.,  will take steps to reduce the value of the Wrap Agreements to 15% or less of net assets.

      If a Wrap  Agreement is terminated by the Wrap  Provider,  normally,  the
Wrap  Provider  will be  required  to make a single  sum  payment  equal to the positive value of the terminating  Wrap Provider's  share of the Covered Assets on a  mutually  agreed  to  maturity  date that  will not be  earlier  than the effective  date of  termination,  plus a number of years equal to the  duration of the  Fund on the date of  termination.  If the  value of the Wrap  Agreement on the maturity  date is zero or less,  no payment will be required by the Wrap
Provider.  However,  the Wrap  Agreements  may provide the Wrap  Providers with the ability to terminate  the Wrap  Agreements  with no further  obligation  to the Fund if the  Manager  allows  distributions  from the Fund  other  than for benefit sensitive payments to plan  participants,  if the Fund's Manager or the
Fund's  objective or  investment  policies  are changed  without the consent of the Wrap Provider,  the Fund's assets are invested in securities  other than as set  forth  in  the  Prospectus,  someone  other  than  the  Manager  exercises investment  discretion  over the Fund, the Wrap fees remain unpaid for a stated
period  of time,  the  Fund is  terminated  or  amended  or its  administrative practices or applicable law are changed in a manner that may  materially  alter the Wrap Provider's  duties,  rights,  obligations or liabilities or materially alter  deposits to or withdrawals  from the Fund, the Manager  permits plans to invest in the Fund that do not meet the Wrap  Agreement's  stated  underwriting standards,  or the Fund's  Investment  Company  Act  registration  lapses or is suspended.

     If,  to  effectuate  a  redemption  payment,   the  Fund  is  required  to
liquidate  all Covered  Assets,  the Wrap  Provider  may be obligated to pay to the  Fund  all  or  some  of  the  difference  between  the  market  value  and corresponding  Book Value of such Covered  Assets (if market value is less than
Book  Value).  If,  on the  other  hand,  the  market  value of the  liquidated
Covered Assets is greater than the  corresponding  Book Value,  the Fund may be obligated to pay all or some of the difference to the Wrap Provider.

     Because  it is  anticipated  that  each  Wrap  Agreement  will  cover  all
Covered  Assets  up to a  specified  dollar  amount,  if  more  than  one  Wrap
Provider  becomes  obligated  to pay to the Fund the  difference  between  Book
Value and the market value of the Covered  Assets,  each Wrap  Provider will be obligated to pay a pro-rata  amount in proportion to the maximum  dollar amount of  coverage  provided.  Thus,  the Fund will not have the  option of  choosing which Wrap Agreement to draw upon in any such payment  situation.  However,  if a portion of a Wrap  Agreement  is to be  assigned  as a  payment-in-kind  to a
Plan,  the Fund will have the  discretion  to choose to allocate the payment to a single Wrap  Agreement.  In that  circumstance,  the Fund  expects to address subsequent  requests for such  assignments  to a different  Wrap Provider until each Wrap Provider has made roughly its pro rata share of such assignments.

      The terms of a Wrap  Agreement may require that the Covered Assets have a specified  duration or maturity,  consist of specified  types of  securities or be of a  specified  credit  quality.  The Fund will  purchase  Wrap  Agreements whose  criteria  in this  regard  are  consistent  with the  Fund's  investment objectives  and  policies  as set  forth in the  Prospectus,  although  in some cases the Wrap  Agreement may require more  restrictive  investment  objectives and policies  than  otherwise  permitted  by the  Prospectus  and  Statement of
Additional Information.

o     Risks of Investing in Wrap  Agreements.  In the event of the default of a
        Wrap
Provider,  the Fund could potentially lose the Book Value protections  provided by the Wrap  Agreements  with that Wrap Provider.  However,  the impact of such a default on the Fund as a whole may be minimal or  non-existent  if the market value of the  Covered  Assets  thereunder  is greater  than their Book Value at the time of the default,  because the Wrap  Provider  would have no  obligation to make  payments  to the Fund under  those  circumstances.  In  addition,  the
Fund may be able to obtain  another Wrap  Agreement  from another Wrap Provider to provide Book Value  protections  with respect to those Covered  Assets.  The cost of the  replacement  Wrap Agreement  might be higher than the initial Wrap
Agreement  due to market  conditions  or if the market  value of those  Covered
Assets  is less  than  their  Book  Value  at the  time of  entering  into  the replacement  agreement.  Such cost would also be in  addition  to any  premiums previously  paid to the defaulting  Wrap  Provider.  If the Fund were unable to obtain a  replacement  Wrap  Agreement,  participants  redeeming  Shares  might experience  losses if the market value of the Fund's  assets no longer  covered by the Wrap  Agreement is below Book Value.  The  combination of the default of a Wrap  Provider  and an  inability  to obtain a  replacement  agreement  could render  the Fund  unable to  achieve  its  investment  objective  of seeking to maintain a stable value per Share.

      With respect to payments made under the Wrap Agreements  between the Fund
and  the  Wrap  Provider,  some  Wrap  Agreements,   as  noted  in  the  Fund's
prospectus,  provide that payments may be due upon  disposition  of the Covered
Assets  or upon  termination  of the Wrap  Agreement.  In none of these  cases, however,  would the terms of the Wrap  Agreements  specify which Covered Assets are to be  disposed  of or  liquidated.  Moreover,  because  it is  anticipated that each  Wrap  Agreement  will  cover all  Covered  Assets up to a  specified dollar amount,  if more than one Wrap Provider becomes  obligated to pay to the
Fund the  difference  between Book Value and market  value,  each Wrap Provider will pay a  pro-rata  amount in  proportion  to the  maximum  dollar  amount of coverage  provided.  Thus,  the Fund will not have the option of choosing which
Wrap  Agreement  to draw upon in any such  payment  situation.  In the event of termination  of a Wrap  Agreement or conversion of an evergreen  Wrap Agreement to a fixed  maturity,  some Wrap  Agreements  may require  that the duration of some portion of the Fund's  portfolio  securities  be reduced to  correspond to the fixed maturity or  termination  date.  That may adversely  effect the yield of the Fund.

      The Wrap  Agreements  typically  provide that either the Wrap Provider or the Fund may terminate the Wrap Agreement  upon  specified  notice to the other party.  If a Wrap  Agreement is  terminated  the Fund intends to purchase a new
Wrap  Agreement  from  another  financial  institution  on terms  substantially similar  to those of the  terminated  Wrap  Agreement.  However,  there  may be certain  circumstances  in which  substitute Wrap Agreements are unavailable or are available only on terms the Fund considers disadvantageous.

      In such  circumstances,  the Wrap  Agreements  permit the Fund to convert the  terminating  Wrap Agreement into a maturing Wrap  Agreement.  The maturity period  for a  terminating  Wrap  Agreement  will  approximate  the  investment
duration  of  the  Fund  at  that  time.   During  that  maturity   period  the
terminating  Wrap  Agreement  will  apply to a  distinct  investment  portfolio within  the Fund.  That  distinct  portfolio  will be  managed  to a  declining investment  duration,  as required by the Wrap Agreement.  The terminating Wrap
Provider will continue to be  responsible  for paying its  proportionate  share of any  payments  required  to satisfy  redemption  requests.  The  terminating
Wrap Agreement  will have a distinct  Crediting  Rate,  reflecting its distinct investment  portfolio.  The  Fund's  overall  Crediting  Rate  will  reflect  a blending  of the  Crediting  Rate on the  terminating  Wrap  Agreement  and the
Crediting Rate on the remaining Wrap Agreements.

Other  Securities  the Fund May Purchase.  From time to time,  when the Manager determines  that it would be  advantageous  to the Fund, the Fund may invest in any of the  securities  described  below either  exclusively  or in addition to
its  investment  in  the  underlying   funds.  The  Wrap  Agreements  the  Fund
purchases may contain certain  investment  restrictions  which limit the Fund's ability to invest in some or all of the following:

High-Yield,   Lower-Grade  Debt  Securities  of  U.S.  Issuers.  The  Fund  can
purchase  a  variety  of  lower-grade,   high-yield  debt  securities  of  U.S.
issuers,   including  bonds,   debentures,   notes,   preferred  stocks,   loan
participation  interests,  structured  notes,  asset-backed  securities,  among others,  to seek high current  income.  These  securities are sometimes  called
"junk  bonds."  The Fund has no  requirements  as to the  maturity  of the debt securities  it  can  buy,  or as to  the  market  capitalization  range  of the issuers  of those  securities.  The Fund will not  invest  more than 10% of its net assets in high yield, lower-grade debt securities.

      Lower-grade  debt  securities  are those  rated below "Baa" by Moody's or lower  than  "BBB" by S and P or  similar  ratings  by other  nationally-recognized rating  organizations.  The Fund can invest in  securities  rated as low as "C"
or "D"  or  which  are in  default  at the  time  the  Fund  buys  them.  While securities  rated "Baa" by Moody's or "BBB" by S and P are considered "investment grade," they have some speculative characteristics.

      The  Manager   does  not  rely   solely  on  ratings   issued  by  rating
organizations  when  selecting  investments  for the  Fund.  The  Fund  can buy unrated  securities  that offer high current  income.  The Manager may assign a rating to an  unrated  security  that is  equivalent  to the  rating of a rated security that the Manager believes offers comparable yields and risks.

      While investment-grade  securities are subject to risks of non-payment of interest and principal,  generally,  higher yielding lower-grade bonds, whether rated or unrated,  have greater risks than  investment-grade  securities.  They may be subject to greater  market  fluctuations  and risk of loss of income and principal  than  investment-grade  securities.  There  may be less of a  market for them and  therefore  they may be  harder  to sell at an  acceptable  price.
There is a relatively  greater  possibility  that the issuer's  earnings may be insufficient  to  make  the  payments  of  interest  and  principal  due on the bonds.  These  risks mean that the Fund may not  achieve  the  expected  income from lower-grade securities.

Foreign Debt Securities.  The Fund can buy a variety of debt securities  issued by foreign  governments and companies,  as well as  "supra-national"  entities, such as the  World  Bank.  They  can  include  bonds,  debentures,  and  notes, including  derivative  investments called "structured" notes,  described below.
The Fund will not  invest  25% or more of its total  assets in debt  securities of any one foreign  government  or in debt  securities  of companies in any one industry.  The  Fund  has no  requirements  as to  the  maturity  range  of the foreign debt  securities it can buy, or as to the market  capitalization  range of the issuers of those securities.

      The Fund's foreign debt  investments  can be denominated in U.S.  dollars or  in  foreign  currencies.  The  Fund  will  buy  foreign  currency  only  in connection  with  the  purchase  and  sale of  foreign  securities  and not for speculation.

      The Fund can buy "Brady Bonds," which are  U.S.-dollar  denominated  debt securities  collateralized  by zero-coupon U.S. Treasury  securities.  They are typically issued by emerging markets  countries and are considered  speculative securities with higher risks of default.

      The debt  obligations of foreign  governments and entities may or may not be  supported  by the full  faith and  credit of the  foreign  government.  The
Fund may buy  securities  issued by certain  "supra-national"  entities,  which include  entities  designated or supported by governments  to promote  economic
reconstruction  or  development,   international   banking   organizations  and
related   government   agencies.   Examples  are  the  International  Bank  for
Reconstruction  and Development  (commonly called the "World Bank"),  the Asian
Development bank and the Inter-American Development Bank.

      The   governmental   members  of  these   supra-national   entities   are
"stockholders"  that typically make capital  contributions and may be committed to make additional  capital  contributions if the entity is unable to repay its borrowings.  A supra-national  entity's lending  activities may be limited to a percentage  of its total  capital,  reserves  and net  income.  There can be no assurance that the  constituent  foreign  governments  will continue to be able or willing to honor their capitalization commitments for those entities.

      The Fund can  invest  in U.S.  dollar-denominated  "Brady  Bonds."  These
foreign  debt   obligations  may  be  fixed-rate  par  bonds  or  floating-rate discount bonds.  They are generally  collateralized  in full as to repayment of principal at maturity by U.S.  Treasury  zero-coupon  obligations that have the same  maturity as the Brady  Bonds.  Brady Bonds can be viewed as having  three or four valuation  components:  (i) the  collateralized  repayment of principal at final  maturity;  (ii)  the  collateralized  interest  payments;  (iii)  the uncollateralized  interest payments;  and (iv) any  uncollateralized  repayment of principal at maturity.  Those  uncollateralized  amounts  constitute what is called the "residual risk."

      If  there  is a  default  on  collateralized  Brady  Bonds  resulting  in acceleration of the payment  obligations of the issuer,  the  zero-coupon  U.S.
Treasury  securities  held as collateral  for the payment of principal will not be distributed to investors,  nor will those  obligations be sold to distribute the  proceeds.  The  collateral  will be held by the  collateral  agent  to the scheduled  maturity of the  defaulted  Brady Bonds.  The  defaulted  bonds will continue  to remain  outstanding,  and the face amount of the  collateral  will equal  the  principal  payments  which  would  have  then been due on the Brady
Bonds in the normal  course.  Because of the  residual  risk of Brady Bonds and the history of defaults  with  respect to  commercial  bank loans by public and private entities of countries  issuing Brady Bonds,  Brady Bonds are considered speculative investments.

      |_| Risks of Foreign  Investing.  Investments  in foreign  securities may offer special  opportunities for investing but also present special  additional
risks  and  considerations   not  typically   associated  with  investments  in
domestic securities. Some of these additional risks are:
o     reduction of income by foreign taxes;
o     fluctuation  in value of foreign  investments  due to changes in currency
        rates  or  currency   control   regulations   (for  example,   currency
        blockage);
o     transaction charges for currency exchange;
o     lack of public information about foreign issuers;

o     lack of uniform  accounting,  auditing and financial  reporting standards in  foreign  countries  comparable  to  those  applicable  to  domestic issuers;
o     less volume on foreign exchanges than on U.S. exchanges;
o     greater  volatility  and less  liquidity  on foreign  markets than in the
        U.S.;
o     less  governmental  regulation of foreign  issuers,  stock  exchanges and brokers than in the U.S.;
o     greater difficulties in commencing lawsuits;
o     higher brokerage commission rates than in the U.S.;
o     increased  risks of delays in  settlement  of portfolio  transactions  or loss of certificates for portfolio securities;
o     possibilities in some countries of expropriation,  confiscatory taxation, political,  financial  or  social  instability  or  adverse  diplomatic developments; and
o     unfavorable differences between the U.S. economy and foreign economies.

      In  the  past,  U.S.   government   policies  have  discouraged   certain
investments abroad by U.S.  investors,  through taxation or other restrictions, and it is possible that such restrictions could be re-imposed.

      |_| Special Risks of Emerging  Markets.  Emerging and developing  markets abroad may also offer  special  opportunities  for  investing  but have greater risks than more developed  foreign  markets,  such as those in Europe,  Canada,
Australia,  New Zealand and Japan.  There may be even less  liquidity  in their securities  markets,  and  settlements of purchases and sales of securities may be  subject  to  additional  delays.  They  are  subject  to  greater  risks of limitations  on the  repatriation  of income and  profits  because of  currency restrictions  imposed  by  local  governments.  Those  countries  may  also  be subject to the risk of greater  political and economic  instability,  which can greatly  affect the  volatility  of prices of  securities  in those  countries.
The Manager will  consider  these factors when  evaluating  securities in these markets,  because the selection of those  securities  must be  consistent  with the Fund's investment objective.

      |_| Risks of  Conversion to Euro.  On January 1, 1999,  eleven  countries in the European  Union adopted the euro as their  official  currency.  However, their current  currencies  (for  example,  the franc,  the mark,  and the lire)
will also  continue  in use until  January  1, 2002.  After  that  date,  it is expected  that  only  the  euro  will be  used in  those  countries.  A  common
currency  is  expected  to  confer   some   benefits  in  those   markets,   by
consolidating  the  government  debt market for those  countries  and  reducing some  currency  risks and costs.  But the  conversion  to the new currency will affect the Fund  operationally  and also has potential risks, some of which are listed below. Among other things, the conversion will affect:

      o  issuers  in  which  the  Fund  invests,  because  of  changes  in  the competitive  environment from a consolidated  currency market and greater operational  costs  from  converting  to the  new  currency.  This  might depress securities values.
      o vendors  the Fund  depends  on to carry out its  business,  such as its
      Custodian  (which  holds  the  foreign  securities  the Fund  buys),  the
      Manager  (which  must  price  the  Fund's  investments  to deal  with the conversion  to the euro) and  brokers,  foreign  markets  and  securities depositories.  If  they  are not  prepared,  there  could  be  delays  in settlements and additional costs to the Fund.
      o exchange  contracts and  derivatives  that are  outstanding  during the transition to the euro.  The lack of currency rate  calculations  between the  affected  currencies  and the need to update  the  Fund's  contracts could pose extra costs to the Fund.

      The Manager is upgrading  (at its  expense) its computer and  bookkeeping systems to deal with the  conversion.  The Fund's  Custodian  has  advised  the
Manager  of its  plans  to deal  with  the  conversion,  including  how it will
update  its  record   keeping   systems  and  handle  the   redenomination   of
outstanding  foreign debt. The Fund's  portfolio  manager will also monitor the effects  of the  conversion  on the  issuers  in which  the Fund  invests.  The
possible  effect  of  these  factors  on  the  Fund's   investments  cannot  be
determined  with  certainty at this time, but they may reduce the value of some of the Fund's holdings and increase its operational costs.

      |X|  Mortgage-Related  Securities.   Mortgage-related  securities  are  a
form  of  derivative  investment  collateralized  by  pools  of  commercial  or residential  mortgages.  Pools of mortgage  loans are  assembled as  securities for  sale to  investors  by  government  agencies  or  entities  or by  private
issuers.   These  securities  include   collateralized   mortgage   obligations
("CMOs"),  mortgage  pass-through  securities,  stripped mortgage  pass-through securities,  interests in real estate mortgage  investment  conduits ("REMICs")
and other real-estate related securities.

      Mortgage-related  securities that are issued or guaranteed by agencies or instrumentalities  of the U.S.  government have  relatively  little credit risk
(depending  on the  nature of the  issuer)  but are  subject to  interest  rate risks and prepayment risks, as described in the Prospectus.

      As with other debt securities, the prices of mortgage-related  securities tend to  move  inversely  to  changes  in  interest  rates.  The  Fund  can buy mortgage-related  securities  that have interest  rates that move  inversely to changes in general  interest  rates,  based on a multiple of a specific  index.
Although the value of a  mortgage-related  security  may decline when  interest rates rise, the converse is not always the case.

      In periods of declining  interest rates,  mortgages are more likely to be prepaid.  Therefore,  a mortgage-related  security's  maturity can be shortened by unscheduled  prepayments on the underlying mortgages.  Therefore,  it is not possible to predict  accurately  the  security's  yield.  The principal that is returned  earlier than expected may have to be reinvested in other  investments having a lower yield than the prepaid  security.  Therefore,  these  securities may  be  less  effective  as a  means  of  "locking  in"  attractive  long-term interest  rates,  and they may have  less  potential  for  appreciation  during periods of declining  interest rates, than  conventional  bonds with comparable stated maturities.

      Prepayment  risks can lead to substantial  fluctuations in the value of a mortgage-related  security.  In turn,  this can  affect the value of the Fund's shares.  If a  mortgage-related  security has been purchased at a premium,  all or part of the  premium  the Fund paid may be lost if there is a decline in the market value of the  security,  whether that results from interest rate changes
or  prepayments  on  the  underlying   mortgages.   In  the  case  of  stripped
mortgage-related  securities,  if they  experience  greater rates of prepayment than were  anticipated,  the Fund may fail to recoup its initial  investment on the security.

      During  periods  of  rapidly  rising  interest   rates,   prepayments  of
mortgage-related  securities  may occur at slower than expected  rates.  Slower prepayments  effectively may lengthen a  mortgage-related  security's  expected maturity.  Generally,  that would cause the value of the  security to fluctuate more widely in responses to changes in interest  rates.  If the  prepayments on the Fund's  mortgage-related  securities were to decrease  broadly,  the Fund's effective  duration,  and therefore its  sensitivity  to interest rate changes, would increase.

      As with other debt securities, the values of mortgage-related  securities may be affected by changes in the market's  perception of the  creditworthiness of the entity issuing the  securities or  guaranteeing  them.  Their values may also be affected by changes in government regulations and tax policies.

           |_|  Collateralized  Mortgage  Obligations.   CMOs  are  multi-class
bonds  that are  backed by pools of  mortgage  loans or  mortgage  pass-through certificates. They may be collateralized by:
(1)   pass-through  certificates  issued or  guaranteed  by Ginnie Mae,  Fannie
           Mae, or Freddie Mac,
(2)   unsecuritized   mortgage   loans   insured   by   the   Federal   Housing
           Administration   or  guaranteed  by  the   Department  of  Veterans'
           Affairs,
(3)   unsecuritized conventional mortgages,
(4)   other mortgage-related securities, or
(5)   any combination of these.

      Each class of CMO,  referred to as a  "tranche,"  is issued at a specific coupon rate and has a stated  maturity or final  distribution  date.  Principal prepayments  on the  underlying  mortgages may cause the CMO to be retired much earlier than the stated  maturity or final  distribution  date.  The  principal and interest on the  underlying  mortgages  may be allocated  among the several classes  of a series  of a CMO in  different  ways.  One or more  tranches  may have  coupon  rates that reset  periodically  at a specified  increase  over an index.  These are floating rate CMOs,  and  typically  have a cap on the coupon rate.  Inverse  floating  rate  CMOs  have a  coupon  rate  that  moves  in the reverse  direction to an applicable  index.  The coupon rate on these CMOs will increase  as general  interest  rates  decrease.  These are  usually  much more volatile than fixed rate CMOs or floating rate CMOs.

      |X|  U.S.   Government   Securities.   These  are  securities  issued  or
guaranteed   by  the  U.S.   Treasury   or   other   government   agencies   or
federally-chartered  corporate  entities  referred  to as  "instrumentalities."
The obligations of U.S. government agencies or  instrumentalities  in which the
Fund may invest may or may not be  guaranteed  or  supported by the "full faith and  credit" of the United  States.  "Full faith and  credit"  means  generally that the taxing  power of the U.S.  government  is  pledged  to the  payment of interest  and  repayment  of  principal  on a  security.  If a security  is not backed by the full  faith and  credit of the  United  States,  the owner of the security  must look  principally  to the  agency  issuing  the  obligation  for repayment.  The owner  might not be able to assert a claim  against  the United
States  if  the   issuing   agency  or   instrumentality   does  not  meet  its
commitment.  The Fund will invest in  securities  of U.S.  government  agencies and  instrumentalities  only if the Manager is  satisfied  that the credit risk with respect to the agency or instrumentality is minimal.

             |_|     U.S.  Treasury  Obligations.  These include Treasury bills
(maturities  of one year or less when issued),  Treasury  notes  (maturities of from one (1) to ten (10) years),  and Treasury  bonds  (maturities of more than ten (10) years).  Treasury  securities  are backed by the full faith and credit of the United  States as to timely  payments  of  interest  and  repayments  of principal.  They also can  include  U. S.  Treasury  securities  that have been
"stripped" by a Federal  Reserve Bank,  zero-coupon  U.S.  Treasury  securities described below, and Treasury Inflation-Protection Securities ("TIPS").

             |_|  Treasury  Inflation-Protection  Securities.  The Fund can buy
these U.S.  Treasury  securities,  called  "TIPS," that are designed to provide an investment  vehicle that is not  vulnerable to inflation.  The interest rate paid by TIPS is fixed. The principal value rises or falls  semi-annually  based on changes in the published  Consumer  Price Index.  If inflation  occurs,  the principal  and  interest  payments on TIPS are  adjusted  to protect  investors from  inflationary  loss.  If  deflation  occurs,  the  principal  and interest payments  will be  adjusted  downward,  although  the  principal  will not fall below its face amount at maturity.

             |_|     Obligations  Issued  or  Guaranteed  by  U.S.   Government
Agencies  or   Instrumentalities.   These  include   direct   obligations   and
mortgage-related  securities that have different  levels of credit support from the  government.  Some are  supported  by the full faith and credit of the U.S.
government,  such as  Government  National  Mortgage  Association  pass-through mortgage  certificates  (called  "Ginnie  Maes").  Some  are  supported  by the
right  of  the  issuer  to  borrow  from  the  U.S.   Treasury   under  certain
circumstances,  such as Federal National  Mortgage  Association  bonds ("Fannie
Maes").  Others are  supported  only by the credit of the  entity  that  issued them,  such as Federal Home Loan  Mortgage  Corporation  obligations  ("Freddie
Macs").

             |_|     U.S.  Government  Mortgage-Related  Securities.  The  Fund
can  invest in a variety  of  mortgage-related  securities  that are  issued by
U.S.  government  agencies or  instrumentalities,  some of which are  described below.

             |_|  GNMA   Certificates.   The   Government   National   Mortgage
Association  ("GNMA")  is  a  wholly-owned  corporate  instrumentality  of  the
United  States  within the U.S.  Department  of Housing and Urban  Development.
GNMA's   principal   programs   involve  its  guarantees  of   privately-issued
securities  backed  by  pools of  mortgages.  Ginnie  Maes are debt  securities representing  an  interest  in one or a pool of  mortgages  that are insured by the Federal  Housing  Administration  or the  Farmers  Home  Administration  or
guaranteed by the Veterans Administration

      The Ginnie  Maes in which the Fund  invests  are of the  "fully  modified pass-through"  type.  They  provide that the  registered  holders of the Ginnie
Maes  will  receive  timely  monthly  payments  of the  pro-rata  share  of the scheduled  principal  payments  on the  underlying  mortgages,  whether  or not those  amounts are  collected by the issuers.  Amounts paid  include,  on a pro rata basis,  any  prepayment  of principal of such  mortgages and interest (net of servicing and other charges) on the aggregate  unpaid  principal  balance of the Ginnie Maes,  whether or not the interest on the  underlying  mortgages has been collected by the issuers.

      The  Ginnie  Maes  purchased  by the Fund  are  guaranteed  as to  timely payment of  principal  and  interest  by GNMA.  In giving that  guaranty,  GNMA expects  that  payments  received  by the  issuers of Ginnie Maes on account of the  mortgages  backing the Ginnie Maes will be sufficient to make the required payments of principal  of and  interest on those Ginnie Maes.  However if those payments are insufficient,  the guaranty  agreements between the issuers of the
Ginnie Maes and GNMA require the issuers to make  advances  sufficient  for the payments.  If the issuers fail to make those payments, GNMA will do so.

      Under  Federal  law,  the full faith and  credit of the United  States is pledged to the  payment of all  amounts  that may be  required to be paid under any  guaranty  issued  by GNMA as to such  mortgage  pools.  An  opinion  of an
Assistant  Attorney  General  of the United  States,  dated  December 9,  1969, states  that such  guaranties  "constitute  general  obligations  of the United
States  backed  by its full  faith and  credit."  GNMA is  empowered  to borrow from the United  States  Treasury to the extent  necessary to make any payments of principal and interest required under those guaranties.

      Ginnie  Maes are  backed by the  aggregate  indebtedness  secured  by the underlying  FHA-insured,  FMHA-insured or  VA-guaranteed  mortgages.  Except to the extent of payments  received  by the issuers on account of such  mortgages,
Ginnie  Maes do not  constitute  a  liability  of  those  issuers,  nor do they evidence  any  recourse  against  those  issuers.  Recourse  is solely  against
GNMA.  Holders of Ginnie Maes (such as the Fund) have no  security  interest in or lien on the underlying mortgages.

      Monthly payments of principal will be made, and additional prepayments of principal may be made, to the Fund with respect to the mortgages underlying the Ginnie Maes owned by the Fund.  All of the mortgages in the pools relating to the Ginnie Maes in the Fund are subject to prepayment without any significant premium or penalty, at the option of the mortgagors.
While the mortgages on 1-to-4-family dwellings underlying certain Ginnie Maes have a stated maturity of up to thirty (30) years, it has been the experience of the mortgage industry that the average life of comparable mortgages, as a result of prepayments, refinancing and payments from foreclosures, is considerably less.

                |_|  Federal  Home  Loan  Mortgage   Corporation   Certificates
("FHLMC").  FHLMC, a corporate  instrumentality  of the United  States,  issues
FHLMC   Certificates   representing   interests   in  mortgage   loans.   FHLMC
guarantees to each registered holder of a FHLMC  Certificate  timely payment of the amounts representing a holder's proportionate share in:
(i)   interest payments less servicing and guarantee fees,
(ii)  principal prepayments and
(iii) the   ultimate   collection   of  amounts   representing   the   holder's
             proportionate interest in
              principal  payments on the mortgage loans in the pool represented
        by  the  FHLMC   Certificate,   in  each  case   whether  or  not  such
        amounts are actually received.

      The obligations of FHLMC under its guarantees are  obligations  solely of
FHLMC and are not backed by the full faith and credit of the United States.

                |_|  Federal  National   Mortgage   Association   (Fannie  Mae)
Certificates.   Fannie   Mae,   a   federally-chartered   and   privately-owned
corporation,  issues  Fannie  Mae  Certificates  which are  backed by a pool of mortgage  loans.  Fannie Mae guarantees to each  registered  holder of a Fannie
Mae  Certificate  that  the  holder  will  receive  amounts   representing  the
holder's  proportionate  interest in scheduled principal and interest payments, and any principal  prepayments,  on the mortgage loans in the pool  represented by such  Certificate,  less  servicing  and  guarantee  fees,  and the holder's proportionate  interest  in the full  principal  amount  of any  foreclosed  or other liquidated  mortgage loan. In each case the guarantee  applies whether or not those amounts are actually  received.  The  obligations of Fannie Mae under its guarantees are  obligations  solely of Fannie Mae and are not backed by the full  faith  and  credit  of the  United  States  or any  of  its  agencies  or instrumentalities other than Fannie Mae.

           |_|  Zero-Coupon  U.S.  Government  Securities.  The  Fund  may  buy
zero-coupon  U.S.   government   securities.   These  will  typically  be  U.S.
Treasury  Notes and Bonds that have been stripped of their  unmatured  interest coupons,  the coupons  themselves,  or certificates  representing  interests in those stripped debt obligations and coupons.

      Zero-coupon  securities  do not make periodic  interest  payments and are sold  at a  deep  discount  from  their  face  value  at  maturity.  The  buyer recognizes  a rate of return  determined  by the  gradual  appreciation  of the security,  which is redeemed at face value on a specified  maturity date.  This discount  depends on the time remaining until  maturity,  as well as prevailing interest  rates,  the  liquidity of the security and the credit  quality of the issuer.  The discount typically decreases as the maturity date approaches.

      Because   zero-coupon   securities   pay   no   interest   and   compound
semi-annually  at the rate fixed at the time of their issuance,  their value is generally  more  volatile  than the  value of other  debt  securities  that pay
interest.   Their  value  may  fall  more   dramatically   than  the  value  of
interest-bearing   securities   when  interest  rates  rise.   When  prevailing
interest  rates  fall,  zero-coupon  securities  tend to rise more  rapidly  in value because they have a fixed rate of return.

      The Fund's  investment in  zero-coupon  securities  may cause the Fund to recognize  income and make  distributions  to  shareholders  before it receives any cash payments on the  zero-coupon  investment.  To generate cash to satisfy
those  distribution   requirements,   the  Fund  may  have  to  sell  portfolio
securities  that it  otherwise  might  have  continued  to hold or to use  cash flows from other sources such as the sale of Fund shares.

      |X|  Portfolio  Turnover.  "Portfolio  turnover"  describes  the  rate at which the Fund trades its  portfolio  securities  during its fiscal  year.  For example,  if a fund sold all of its  securities  during the year, its portfolio turnover  rate would have been 100%.  The Fund's  portfolio  turnover rate will fluctuate from year to year,  but it is not expected that the Fund's  portfolio turnover rate will exceed 100%.

      Increased  turnover  of the  non-mutual  fund  securities  the  Fund  may purchase can result in higher  brokerage  and  transaction  costs for the Fund, which may reduce its  overall  performance.  The Fund incurs no  brokerage  and transaction  costs  when it buys and  sells  shares  of the  underlying  funds.
Additionally,   the  realization  of  capital  gains  from  selling   portfolio
securities  may  result  in  distributions   of  long-term   capital  gains  to
shareholders,  since  the Fund  will  normally  distribute  all of its  capital gains  realized  each year,  to avoid excise  taxes under the Internal  Revenue
Code.

Other  Investment  Techniques and  Strategies.  In seeking its  objective,  the
Fund  may  from  time to time  use  the  types  of  investment  strategies  and
investments   described  below.  It  is  not  required  to  use  all  of  these strategies at all times and at times may not use them.

      |X|  Other  Zero-Coupon  Securities.  The  Fund may buy  zero-coupon  and delayed interest securities,  and "stripped"  securities of corporations and of foreign  government  issuers.  These are similar in  structure  to  zero-coupon and  "stripped"  U.S.  government  securities,  but  in  the  case  of  foreign government  securities  may or may not be backed by the "full faith and credit"
of the issuing foreign  government.  Zero-coupon  securities  issued by foreign governments  and by  corporations  will be subject to greater credit risks than
U.S. government zero-coupon securities.

      |X|  "Stripped"  Mortgage-Related  Securities.  The  Fund can  invest  in stripped  mortgage-related  securities that are created by segregating the cash flows from  underlying  mortgage loans or mortgage  securities to create two or more  new  securities.  Each  has a  specified  percentage  of  the  underlying security's  principal  or  interest  payments.  These are a form of  derivative investment.

      Mortgage  securities  may  be  partially  stripped  so  that  each  class receives  some  interest and some  principal.  However,  they may be completely stripped.  In that case all of the  interest is  distributed  to holders of one type of security,  known as an "interest-only"  security,  or "I/O," and all of the principal is distributed  to holders of another type of security,  known as a  "principal-only"  security or "P/O." Strips can be created for  pass-through certificates or CMOs.

      The yields to maturity of I/Os and P/Os are very  sensitive  to principal
repayments  (including   prepayments)  on  the  underlying  mortgages.  If  the
underlying  mortgages  experience  greater  than  anticipated   prepayments  of
principal,  the Fund might not fully recoup its  investment  in an I/O based on
those  assets.  If  underlying   mortgages  experience  less  than  anticipated
prepayments  of  principal,  the yield on the P/Os based on them could  decline substantially.

      |X|  Preferred  Stocks.  Preferred  stock,  unlike  common  stock,  has a stated  dividend  rate  payable  from  the  corporation's  earnings.  Preferred
stock  dividends  may  be  cumulative  or  non-cumulative,   participating,  or
auction  rate.  "Cumulative"  dividend  provisions  require all or a portion of prior unpaid dividends to be paid.

      If interest  rates rise,  the fixed  dividend on preferred  stocks may be less attractive,  causing the price of preferred  stocks to decline.  Preferred stock may have mandatory  sinking fund provisions,  as well as  call/redemption provisions  prior to maturity,  which can be a negative  feature when  interest rates  decline.  Preferred  stock also  generally has a preference  over common
stock  on  the  distribution  of  a  corporation's   assets  in  the  event  of
liquidation  of  the  corporation.   Preferred  stock  may  be  "participating"
stock,  which means that it may be entitled to a dividend  exceeding the stated
dividend in certain cases.  The rights of preferred  stock on  distribution  of
a   corporation's   assets  in  the  event  of  a  liquidation   are  generally
subordinate to the rights associated with a corporation's debt securities.

      |X|  Floating   Rate  and  Variable  Rate   Obligations.   Variable  rate
obligations  can have a demand  feature  that  allows  the Fund to  tender  the obligation  to the issuer or a third  party prior to its  maturity.  The tender may be at par  value  plus  accrued  interest,  according  to the  terms of the obligations.

      The   interest   rate  on  a  floating   rate  demand  note  is  adjusted
automatically  according to a stated  prevailing  market rate, such as a bank's prime rate,  the  ninety-one  (91) day U.S.  Treasury  Bill rate, or some other standard.  The instrument's rate is adjusted  automatically  each time the base rate is adjusted.  The interest  rate on a variable  rate note is also based on a stated  prevailing  market rate but is adjusted  automatically  at  specified intervals  of not  less  than  one (1)  year.  Generally,  the  changes  in the interest  rate on such  securities  reduce  the  fluctuation  in  their  market value.  As interest  rates  decrease or  increase,  the  potential  for capital appreciation or  depreciation  is less than that for fixed-rate  obligations of the same  maturity.  The Manager may  determine  that an unrated  floating rate or variable  rate  demand  obligation  meets the Fund's  quality  standards  by reason of being  backed by a letter  of  credit or  guarantee  issued by a bank that meets those quality standards.

      Floating rate and variable rate demand notes that have a stated  maturity in excess of one year may have  features  that permit the holder to recover the principal  amount  of  the  underlying  security  at  specified  intervals  not exceeding  one (1) year and upon no more than  thirty  (30) days'  notice.  The issuer  of  that  type  of  note  normally  has a  corresponding  right  in its discretion,  after a given period,  to prepay the outstanding  principal amount of the note  plus  accrued  interest.  Generally  the  issuer  must  provide  a specified number of days' notice to the holder.

      |X|  "When-Issued"  and  "Delayed-Delivery"  Transactions.  The  Fund may
invest  in  securities  on a  "when-issued"  basis  and  may  purchase  or sell
securities   on   a   "delayed-delivery"   (or   "forward-commitment")   basis.
When-issued  and  delayed-delivery  are terms  that refer to  securities  whose terms and  indenture are  available  and for which a market  exists,  but which are not available for immediate delivery.

      When such  transactions  are  negotiated,  the price  (which is generally expressed  in  yield  terms)  is fixed  at the  time  the  commitment  is made.
Delivery and payment for the securities  take place at a later date  (generally
within  forty-five  (45)  days  of  the  date  the  offer  is  accepted).   The
securities are subject to change in value from market  fluctuations  during the period  until  settlement.  The value at delivery may be less than the purchase price.  For example,  changes in interest rates in a direction  other than that expected  by the  Manager  before  settlement  will  affect  the  value of such securities  and  may  cause a loss  to the  Fund.  During  the  period  between purchase  and  settlement,  no payment is made by the Fund to the issuer and no interest  accrues to the Fund from the  investment.  No income begins to accrue to the Fund on a when-issued  security  until the Fund receives the security at settlement of the trade.

      The Fund  will  engage in  when-issued  transactions  to secure  what the
Manager  considers  to be an  advantageous  price  and  yield  at the  time  of entering  into the  obligation.  When the Fund  enters  into a  when-issued  or delayed-delivery  transaction,  it relies on the other  party to  complete  the transaction.  Its  failure to do so may cause the Fund to lose the  opportunity to  obtain  the  security  at a price and yield  the  Manager  considers  to be advantageous.

      When the Fund engages in when-issued and  delayed-delivery  transactions, it does so for the purpose of acquiring or selling  securities  consistent with its  investment  objective  and  policies or for  delivery  pursuant to options contracts  it  has  entered  into,  and  not  for  the  purpose  of  investment leverage.  Although the Fund will enter into  delayed-delivery  or  when-issued purchase  transactions  to acquire  securities,  it may dispose of a commitment prior to  settlement.  If the Fund  chooses  to dispose of the right to acquire a when-issued  security prior to its  acquisition or to dispose of its right to delivery or receive against a forward commitment, it may incur a gain or loss.

      At the time the Fund makes the  commitment to purchase or sell a security on a when-issued or  delayed-delivery  basis, it records the transaction on its books and  reflects  the value of the security  purchased  in  determining  the
Fund's net asset value.  In a sale  transaction,  it records the proceeds to be received.  The Fund will  identify  on its books  liquid  assets at least equal in value to the value of the Fund's  purchase  commitments  until the Fund pays for the investment.

      When-issued and delayed-delivery  transactions can be used by the Fund as a defensive  technique to hedge against  anticipated  changes in interest rates and  prices.  For  instance,  in periods of rising  interest  rates and falling prices,  the  Fund  might  sell  securities  in  its  portfolio  on  a  forward commitment  basis to  attempt  to limit its  exposure  to  anticipated  falling prices.  In periods  of falling  interest  rates and  rising  prices,  the Fund might sell  portfolio  securities  and purchase the same or similar  securities on a when-issued or  delayed-delivery  basis to obtain the benefit of currently higher cash yields.

      |X|  Participation  Interests.  The  Fund  may  invest  in  participation interests,  subject  to  the  Fund's  limitation  on  investments  in  illiquid investments.  A  participation  interest  is an  undivided  interest  in a loan made by the issuing  financial  institution in the  proportion  that the buyers participation  interest  bears to the total  principal  amount of the loan.  No more  than  5% of the  Fund's  net  assets  can be  invested  in  participation interests of the same  borrower.  The issuing  financial  institution  may have no obligation to the Fund other than to pay the Fund the  proportionate  amount of the principal and interest payments it receives.

      Participation    interests    are    primarily    dependent    upon   the
creditworthiness  of the  borrowing  corporation,  which is  obligated  to make payments  of  principal  and  interest  on the  loan.  There  is a risk  that a borrower  may have  difficulty  making  payments.  If a  borrower  fails to pay
scheduled  interest  or  principal  payments,   the  Fund  could  experience  a
reduction in its income.  The value of that  participation  interest might also decline,  which could  affect the net asset  value of the Fund's  shares in the absence of the Wrap  Agreements.  If the issuing  financial  institution  fails to perform its obligations  under the participation  agreement,  the Fund might incur  costs and delays in  realizing  payment  and suffer a loss of  principal and/or interest.

      |X| Repurchase  Agreements.  The Fund can acquire  securities  subject to
repurchase  agreements.   It  might  do  so  for  liquidity  purposes  to  meet
anticipated  redemptions  of Fund  shares,  or pending  the  investment  of the proceeds  from sales of Fund  shares,  or pending the  settlement  of portfolio securities  transactions,  or for temporary  defensive  purposes,  as described below.

      In  a  repurchase  transaction,  the  Fund  buys  a  security  from,  and
simultaneously   resells  it  to,  an  approved   vendor  for  delivery  on  an
agreed-upon  future  date.  The resale price  exceeds the purchase  price by an amount that  reflects an  agreed-upon  interest  rate  effective for the period during which the repurchase  agreement is in effect.  Approved  vendors include
U.S.  commercial banks, U.S. branches of foreign banks, or broker-dealers  that have been  designated as primary  dealers in government  securities.  They must meet  credit  requirements  set by the Fund's  Board of  Trustees  from time to time.
      The  majority of these  transactions  run from day to day,  and  delivery pursuant  to the  resale  typically  occurs  within one (1) to five (5) days of the purchase.  Repurchase  agreements  having a maturity  beyond seven days are subject to the Fund's  limits on holding  illiquid  investments.  The Fund will not enter into a  repurchase  agreement  that  causes  more than 10% of its net assets to be subject to repurchase  agreements  having a maturity  beyond seven
(7) days.  There is no limit on the amount of the  Fund's  net assets  that may be subject to  repurchase  agreements  having  maturities  of seven (7) days or less.

      Repurchase  agreements,  considered  "loans" under the Investment Company
Act, are  collateralized  by the  underlying  security.  The Fund's  repurchase agreements  require  that at all times  while the  repurchase  agreement  is in effect,  the value of the collateral must equal or exceed the repurchase  price to  fully  collateralize  the  repayment  obligation.  However,  if the  vendor fails to pay the resale  price on the delivery  date,  the Fund may incur costs in  disposing  of the  collateral  and may  experience  losses  if there is any delay  in  its  ability  to do  so.  The  Manager  will  monitor  the  vendor's creditworthiness  requirements to confirm that the vendor is financially  sound and will continuously monitor the collateral's value.

      |X|  Illiquid  and   Restricted   Securities.   Under  the  policies  and
procedures   established   by  the  Fund's  Board  of  Trustees,   the  Manager
determines  the  liquidity  of certain of the Fund's  investments.  Investments may be illiquid  because of the absence of an active trading market,  making it difficult  to value them or dispose of them  promptly at an  acceptable  price.
A Wrap  Agreement  is  considered  to be an  illiquid  security.  To enable the
Fund to sell its holdings of a restricted  security  not  registered  under the
Securities  Act of 1933,  the Fund may  have to cause  those  securities  to be
registered.   The  expenses  of  registering   restricted   securities  may  be
negotiated  by the  Fund  with  the  issuer  at the  time  the  Fund  buys  the securities.  When the Fund must  arrange  registration  because the Fund wishes to sell the security,  a  considerable  period may elapse  between the time the decision is made to sell the security  and the time the security is  registered so that  the  Fund  could  sell  it.  The  Fund  would  bear  the  risks of any downward price fluctuation during that period.

      The  Fund  may  also  acquire   restricted   securities  through  private
placements.  Those  securities  have  contractual  restrictions on their public resale.  Those  restrictions  might limit the Fund's  ability to dispose of the securities  and might  lower the amount the Fund could  realize  upon the sale.
A restricted  security is one that has a contractual  restriction on its resale or which cannot be sold publicly  until it is registered  under the  Securities
Act of 1933.  The Fund  will not  invest  more  than 15% of its net  assets  in illiquid  or  restricted  securities.  The  restriction  applies  on an ongoing basis.  That  percentage  restriction  does not limit  purchases of  restricted securities  that are eligible for sale to  qualified  institutional  purchasers under Rule 144A of the  Securities Act of 1933, if those  securities  have been determined  to be  liquid  by  the  Manager  under  Board-approved  guidelines.
Those  guidelines  take into account the trading  activity for such  securities and the  availability  of reliable  pricing  information,  among other factors.
If there is a lack of trading  interest  in a  particular  Rule 144A  security, the Fund's holdings of that security may be considered to be illiquid.

      Illiquid  securities include repurchase  agreements maturing in more than seven (7) days and  participation  interests that do not have puts  exercisable within seven (7) days.

      |X| Forward Rolls.  The Fund can enter into "forward  roll"  transactions with  respect  to  mortgage-related  securities.  In this type of  transaction, the  Fund  sells a  mortgage-related  security  to a buyer  and  simultaneously agrees to  repurchase  a similar  security  (the  same  type of  security,  and having the same  coupon  and  maturity)  at a later  date at a set  price.  The securities  that  are  repurchased  will  have the  same  interest  rate as the securities  that are sold,  but typically will be  collateralized  by different pools of mortgages  (with different  prepayment  histories) than the securities that  have  been  sold.  Proceeds  from  the sale are  invested  in  short-term
instruments,   such  as   repurchase   agreements.   The   income   from  those
investments,  plus the fees from the forward roll transaction,  are expected to generate  income  to the Fund in excess  of the  yield on the  securities  that have been sold.

      The Fund will only  enter  into  "covered"  rolls.  To assure  its future payment of the  purchase  price,  the Fund will  identify  on its books  liquid assets in an amount equal to the payment obligation under the roll.

      These  transactions  have risks.  During the period  between the sale and the  repurchase,  the  Fund  will  not be  entitled  to  receive  interest  and principal  payments  on the  securities  that have been  sold.  It is  possible that the market value of the  securities  the Fund sells may decline  below the price at which the Fund is obligated to repurchase securities.

      |X|  Loans of  Portfolio  Securities.  To raise  cash  for  liquidity  or income  purposes,  the  Fund  can lend its  portfolio  securities  to  brokers, dealers  and other  types of  financial  institutions  approved  by the  Fund's
Board of  Trustees.  These  loans are limited to not more than 25% of the value of the  Fund's  total  assets.  The  Fund  currently  does not  intend  to lend securities,  but if it does so,  such loans  will not  likely  exceed 5% of the
Fund's total assets.

      There are some risks in  connection  with  securities  lending.  The Fund might experience a delay in receiving  additional  collateral to secure a loan, or a delay in recovery of the loaned securities if the borrower  defaults.  The
Fund must receive  collateral for a loan. Under current  applicable  regulatory requirements  (which are  subject to  change),  on each  business  day the loan collateral  must be at least  equal to the value of the loaned  securities.  It must  consist  of  cash,  bank  letters  of  credit,  securities  of  the  U.S.
government or its agencies or  instrumentalities,  or other cash equivalents in which  the  Fund is  permitted  to  invest.  To be  acceptable  as  collateral, letters of credit must  obligate a bank to pay amounts  demanded by the Fund if the  demand  meets the terms of the  letter.  The terms of the letter of credit and the issuing bank both must be satisfactory to the Fund.

      When  it  lends  securities,  the  Fund  receives  amounts  equal  to the dividends  or interest on loaned  securities.  It also  receives one or more of
(a) negotiated  loan fees, (b) interest on securities  used as collateral,  and
(c)  interest  on any  short-term  debt  securities  purchased  with  such loan collateral.  Either type of interest may be shared with the borrower.  The Fund may  also  pay  reasonable  finders',  custodian  and  administrative  fees  in connection  with  these  loans.  The  terms  of  the  Fund's  loans  must  meet applicable  tests under the  Internal  Revenue Code and must permit the Fund to reacquire  loaned  securities  on five  days'  notice or in time to vote on any important matter.

      |X|  Borrowing  for  Leverage.  The Fund has the  ability to borrow  from banks  on an  unsecured  basis  to  invest  the  borrowed  funds  in  portfolio securities.  This  speculative  technique is known as "leverage."  The Fund may borrow only from banks. Under current regulatory  requirements,  borrowings can be made  only to the  extent  that the  value of the  Fund's  assets,  less its
liabilities  other  than  borrowings,   is  equal  to  at  least  300%  of  all
borrowings  (including  the  proposed  borrowing).  If the value of the  Fund's assets  fails to meet  this  300%  asset  coverage  requirement,  the Fund will reduce  its bank debt  within  three  days to meet the  requirement.  To do so, the Fund might have to sell a portion of its  investments at a  disadvantageous time.

      The Fund will pay  interest on these  loans,  and that  interest  expense will raise the  overall  expenses  of the Fund and reduce  its  returns.  If it does borrow,  its expenses  will be greater than  comparable  funds that do not borrow  for  leverage.  Additionally,  the  Fund's  net  asset  value per share might  fluctuate  more than that of funds that do not  borrow.  Currently,  the
Fund  does not  contemplate  using  this  technique  in the next year but if it does so, it will not likely be to a substantial degree.

      |X|  Asset-Backed  Securities.  Asset-backed  securities  are  fractional interests  in  pools of  assets,  typically  accounts  receivable  or  consumer loans.  They are  issued by trusts or  special-purpose  corporations.  They are similar to  mortgage-backed  securities,  described  above, and are backed by a pool of assets  that  consist  of  obligations  of  individual  borrowers.  The income  from  the  pool is  passed  through  to the  holders  of  participation interests  in the pools.  The pools may offer a credit  enhancement,  such as a bank letter of credit,  to try to reduce the risks that the underlying  debtors will not pay their  obligations when due.  However,  the  enhancement,  if any, might  not be for the full par value of the  security.  If the  enhancement  is exhausted  and any  required  payments of interest or  repayments  of principal are not made,  the Fund  could  suffer  losses on its  investment  or delays in receiving payment.

      The value of an  asset-backed  security  is  affected  by  changes in the market's  perception of the asset backing the  security,  the  creditworthiness of the servicing  agent for the loan pool, the originator of the loans,  or the financial  institution  providing any credit enhancement,  and is also affected if any  credit  enhancement  has been  exhausted.  The  risks of  investing  in asset-backed  securities  are  ultimately  related to payment of consumer loans by the individual borrowers.  As a purchaser of an asset-backed  security,  the
Fund would  generally have no recourse to the entity that  originated the loans in the event of default by a  borrower.  The  underlying  loans are  subject to prepayments,  which may  shorten  the  weighted  average  life of  asset-backed securities  and may lower  their  return,  in the same manner as in the case of mortgage-backed  securities and CMOs,  described above. Unlike  mortgage-backed securities,  asset-backed  securities  typically  do not have the  benefit of a security interest in the underlying collateral.

      |X|  Derivatives.  The  Fund  can  invest  in  a  variety  of  derivative
investments  to  seek  income  or  for  hedging   purposes.   Some   derivative
investments  the Fund can use are the hedging  instruments  described  below in this Statement of Additional Information.

      Among the  derivative  investments  the Fund can invest in are structured notes  called  "index-linked"  or  "currency-linked"  notes.  Principal  and/or interest  payments  on  index-linked  notes  depend  on the  performance  of an underlying  index.  Currency-indexed  securities  are  typically  short-term or intermediate-term  debt  securities.  Their  value at  maturity or the rates at which  they  pay  income  are  determined  by the  change  in value of the U.S.
dollar  against  one or more  foreign  currencies  or an index.  In some cases, these  securities  may pay an amount at  maturity  based on a  multiple  of the amount  of the  relative  currency  movements.  This  type  of  index  security offers the  potential  for  increased  income or  principal  payments  but at a greater  risk of loss than a typical  debt  security of the same  maturity  and credit quality.

      Other derivative  investments the Fund can use include "debt exchangeable for  common  stock" of an  issuer  or  "equity-linked  debt  securities"  of an issuer.  At maturity,  the debt  security is exchanged  for common stock of the issuer  or it is  payable  in an  amount  based on the  price  of the  issuer's common stock at the time of  maturity.  Both  alternatives  present a risk that the amount  payable at maturity will be less than the  principal  amount of the debt  because the price of the  issuer's  common  stock might not be as high as the Manager expected.

      |X| Hedging.  Although the Fund does not  anticipate the extensive use of
hedging  instruments,   the  Fund  can  use  hedging  instruments.  It  is  not
obligated  to use  them  in  seeking  its  objective.  To  attempt  to  protect against  declines in the market  value of the Fund's  portfolio,  to permit the
Fund to retain  unrealized  gains in the  value of  portfolio  securities  that have appreciated,  or to facilitate selling securities for investment  reasons, the Fund could:
      |_|  sell futures contracts,
      |_|  buy puts on such futures or on securities, or
      |_|  write  covered  calls on  securities  or futures.  Covered calls may also be used to increase  the Fund's  income,  but the Manager does not expect to engage extensively in that practice.

      The Fund can use  hedging  to  establish  a  position  in the  securities market as a temporary  substitute  for  purchasing  particular  securities.  In that case,  the Fund would  normally seek to purchase the  securities  and then terminate  that  hedging  position.  The Fund might also use this type of hedge to attempt to protect  against the  possibility  that its portfolio  securities would  not be fully  included  in a rise in value of the  market.  To do so the
Fund could:
      |_|  buy futures, or
      |_|  buy calls on such futures or on securities.

      The Fund is not obligated to use hedging  instruments,  even though it is permitted to use them in the  Manager's  discretion,  as described  below.  The
Fund's  strategy  of hedging  with  futures  and  options  on  futures  will be incidental  to  the  Fund's  activities  in the  underlying  cash  market.  The particular  hedging  instruments  the Fund  can use are  described  below.  The
Fund  may  employ  new  hedging   instruments  and  strategies  when  they  are
developed,   if  those  investment  methods  are  consistent  with  the  Fund's
investment   objective  and  are  permissible   under  applicable   regulations
governing the Fund.

      |_|  Futures.  The Fund can buy and sell  futures  contracts  that relate to (1)  broadly-based  securities  indices (these are referred to as "financial
futures"),   (2)  commodities  (these  are  referred  to  as  "commodity  index futures"),  (3) debt  securities  (these  are  referred  to as  "interest  rate futures"),  and (4)  foreign  currencies  (these are  referred  to as  "forward contracts").

      A  broadly-based  bond index is used as the basis for trading  bond index futures.  They may in some cases be based on bonds of  issuers in a  particular industry or group of industries.  A bond index assigns  relative  values to the securities  included in the index and its value  fluctuates  in response to the changes  in  value  of the  underlying  securities.  A  bond  index  cannot  be purchased or sold  directly.  These  contracts  obligate the seller to deliver, and the  purchaser to take,  cash to settle the futures  transaction.  There is
no  delivery  made  of  the   underlying   securities  to  settle  the  futures
obligation.  Either party may also settle the  transaction  by entering into an offsetting contract.

      An  interest  rate  future  obligates  the  seller  to  deliver  (and the purchaser  to take) cash or a  specified  type of debt  security  to settle the
futures  transaction.   Either  party  could  also  enter  into  an  offsetting
contract to close out the position.

      The  Fund  can  invest a  portion  of its  assets  in  commodity  futures contracts.  Commodity  futures  may be based upon  commodities  within five (5)
main commodity  groups:  (1) energy,  which  includes  crude oil,  natural gas, gasoline and heating oil; (2) livestock,  which  includes  cattle and hogs; (3)
agriculture,  which includes wheat, corn, soybeans,  cotton,  coffee, sugar and cocoa; (4) industrial metals,  which includes aluminum,  copper,  lead, nickel, tin and zinc;  and (5)  precious  metals,  which  includes  gold,  platinum and silver.  The Fund may purchase and sell commodity  futures  contracts,  options on futures  contracts  and  options  and  futures  on  commodity  indices  with respect to these five main  commodity  groups  and the  individual  commodities within each group, as well as other types of commodities.

      No money is paid or  received  by the Fund on the  purchase  or sale of a future.  Upon  entering into a futures  transaction,  the Fund will be required to deposit an initial  margin  payment  with the  futures  commission  merchant
(the "futures  broker").  Initial  margin  payments will be deposited  with the
Fund's  Custodian bank in an account  registered in the futures  broker's name.
However,  the  futures  broker  can gain  access  to that  account  only  under specified  conditions.  As the  future is marked to market  (that is, its value on the  Fund's  books is  changed)  to reflect  changes  in its  market  value, subsequent  margin  payments,  called variation  margin,  will be paid to or by the futures broker daily.

      At any time  prior to  expiration  of the  future,  the Fund may elect to close out its  position by taking an opposite  position,  at which time a final determination  of  variation  margin  is made and any  additional  cash must be paid by or  released  to the  Fund.  Any  loss or  gain on the  future  is then realized by the Fund for tax  purposes.  All futures  transactions  (other than forward  contracts) are effected  through a  clearinghouse  associated with the exchange on which the contracts are traded.

      |_| Put and Call  Options.  The Fund  may buy and sell  certain  kinds of put options  ("puts")  and call  options  ("calls").  The Fund can buy and sell exchange-traded  and  over-the-counter  put and call options,  including  index
options,  securities  options,  currency  options,   commodities  options,  and
options on the other types of futures described above.

           |_|  Writing  Covered  Call  Options.  The Fund can write  (that is, sell)  covered  calls.  If the Fund sells a call  option,  it must be  covered.
That  means the Fund must own the  security  subject to the call while the call is  outstanding,  or, for  certain  types of calls,  the call may be covered by segregating  liquid  assets to enable the Fund to satisfy  its  obligations  if the call is  exercised.  There is no limit on the  amount of the  Fund's  total assets that may be subject to covered calls the Fund writes.

      When  the  Fund  writes  a  call  on a  security,  it  receives  cash  (a premium).  The Fund agrees to sell the  underlying  security to a purchaser  of a  corresponding  call on the same  security  during the call period at a fixed exercise price  regardless of market price changes during the call period.  The call  period is  usually  not more than nine  months.  The  exercise  price may differ  from the  market  price of the  underlying  security.  The Fund has the risk of loss that the price of the  underlying  security may decline during the call  period.  That risk may be offset to some  extent by the  premium the Fund receives.  If the value of the  investment  does not rise above the call price, it is likely that the call will lapse  without  being  exercised.  In that case the Fund would keep the cash premium and the investment.

      When the Fund writes a call on an index,  it receives  cash (a  premium).
If the  buyer of the call  exercises  it,  the Fund  will pay an amount of cash equal  to the  difference  between  the  closing  price  of the  call  and  the exercise  price,  multiplied by the  specified  multiple  that  determines  the total  value  of the call for each  point of  difference.  If the  value of the underlying  investment  does not rise above the call  price,  it is likely that the call will  lapse  without  being  exercised.  In that  case the Fund  would keep the cash premium.

      The  Fund's  Custodian,   or  a  securities  depository  acting  for  the
Custodian,  will act as the Fund's escrow agent,  through the facilities of the
Options Clearing  Corporation  ("OCC"), as to the investments on which the Fund has  written  calls  traded  on  exchanges  or as to  other  acceptable  escrow securities.  In that way,  no margin will be  required  for such  transactions.
OCC will release the  securities  on the  expiration  of the option or when the
Fund enters into a closing transaction.

      When the Fund writes an  over-the-counter  ("OTC") option,  it will enter into an  arrangement  with a primary U.S.  government  securities  dealer which will  establish a formula price at which the Fund will have the absolute  right to repurchase  that OTC option.  The formula  price will  generally be based on a multiple of the  premium  received  for the option,  plus the amount by which the option is  exercisable  below the market price of the  underlying  security
(that is, the option is "in the  money").  When the Fund  writes an OTC option, it  will  treat  as  illiquid  (for  purposes  of its  restriction  on  holding illiquid  securities)  the  mark-to-market  value of any OTC  option  it holds, unless the option is subject to a buy-back agreement by the executing broker.

      To  terminate  its  obligation  on a call it has  written,  the  Fund may purchase a corresponding  call in a "closing  purchase  transaction."  The Fund will then  realize  a profit or loss,  depending  upon  whether  the net of the amount of the option  transaction  costs and the  premium  received on the call the Fund  wrote is more or less than the  price of the call the Fund  purchases to  close  out the  transaction.  The  Fund may  realize  a profit  if the call expires  unexercised,  because the Fund will retain the underlying security and the  premium  it  received  when it  wrote  the  call.  Any  such  profits  are considered  short-term  capital gains for Federal  income tax purposes,  as are the premiums on lapsed  calls.  When  distributed  by the Fund they are taxable as ordinary income.  If the Fund cannot effect a closing  purchase  transaction due to the  lack of a  market,  it will  have to hold the  callable  securities until the call expires or is exercised.

      The Fund may also write calls on a futures  contract  without  owning the futures  contract or securities  deliverable  under the contract.  To do so, at the time the call is written,  the Fund must cover the call by  segregating  an
equivalent   dollar  amount  of  liquid   assets.   The  Fund  will   segregate
additional  liquid  assets if the value of the  segregated  assets  drops below
100%  of  the  current  value  of  the  future.  Because  of  this  segregation requirement,  in no  circumstances  would the  Fund's  receipt  of an  exercise notice as to that  future  require the Fund to deliver a futures  contract.  It would simply put the Fund in a short  futures  position,  which is permitted by the Fund's hedging policies.

           |_|  Writing  Put  Options.   The  Fund  can  sell  put  options  on
securities,  broadly-based  securities indices, foreign currencies and futures.
A put  option on  securities  gives the  purchaser  the right to sell,  and the writer the obligation to buy, the  underlying  investment at the exercise price during the option  period.  The Fund will not write puts if, as a result,  more than 50% of the Fund's net assets would be required to be  segregated  to cover such put options.

      If the Fund writes a put,  the put must be covered by  segregated  liquid assets.  The premium the Fund receives from writing a put  represents a profit, as long as the price of the  underlying  investment  remains  equal to or above the exercise  price of the put.  However,  the Fund also assumes the obligation during the option  period to buy the  underlying  investment  from the buyer of the put at the  exercise  price,  even if the  value  of the  investment  falls below the exercise price.

      If a put the Fund has written  expires  unexercised,  the Fund realizes a gain in the amount of the  premium  less the  transaction  costs  incurred.  If the put is  exercised,  the Fund must  fulfill its  obligation  to purchase the underlying  investment at the exercise  price.  That price will usually  exceed the market value of the  investment  at that time.  In that case,  the Fund may incur a loss if it sells  the  underlying  investment.  That loss will be equal to the sum of the  sale  price of the  underlying  investment  and the  premium received  minus the sum of the  exercise  price and any  transaction  costs the
Fund incurred.

      When writing a put option on a security,  to secure its obligation to pay for the  underlying  security  the Fund will  deposit in escrow  liquid  assets with a value  equal to or greater  than the  exercise  price of the  underlying securities.  The Fund  therefore  forgoes  the  opportunity  of  investing  the segregated assets or writing calls against those assets.

      As long as the Fund's obligation as the put writer  continues,  it may be assigned  an exercise  notice by the  broker-dealer  through  which the put was sold.  That notice will  require  the Fund to take  delivery of the  underlying security  and pay the  exercise  price.  The Fund has no  control  over when it may be required to purchase the underlying  security,  since it may be assigned an exercise  notice at any time prior to the  termination  of its obligation as the  writer of the put.  That  obligation  terminates  upon  expiration  of the put. It may also  terminate  if,  before it receives  an exercise  notice,  the
Fund effects a closing  purchase  transaction  by  purchasing a put of the same series as it sold.  Once the Fund has been  assigned  an  exercise  notice,  it cannot effect a closing purchase transaction.

      The Fund may decide to effect a closing  purchase  transaction to realize a profit  on an  outstanding  put  option  it has  written  or to  prevent  the underlying  security from being put.  Effecting a closing purchase  transaction will also permit the Fund to write  another put option on the  security,  or to sell the  security and use the  proceeds  from the sale for other  investments.
The Fund will  realize a profit  or loss  from a closing  purchase  transaction depending  on  whether  the cost of the  transaction  is less or more  than the premium  received  from  writing the put option.  Any profits from writing puts are  considered  short-term  capital gains for Federal tax  purposes,  and when distributed by the Fund, are taxable as ordinary income.

           |_|  Purchasing  Calls  and  Puts.  The Fund can  purchase  calls on
securities,   broadly-based   securities   indices,   foreign   currencies  and
futures.  It may do so to  protect  against  the  possibility  that the  Fund's portfolio  will  not  participate  in an  anticipated  rise  in the  securities market.  When  the  Fund  buys  a  call  (other  than  in  a  closing  purchase transaction),  it pays a  premium.  The  Fund  then  has the  right  to buy the underlying  investment  from a  seller  of a  corresponding  call  on the  same investment during the call period at a fixed exercise price.

      The Fund  benefits  only if it sells the call at a profit  or if,  during the call period,  the market price of the  underlying  investment  is above the sum of the call price plus the  transaction  costs and the premium paid for the call and the Fund  exercises  the call.  If the Fund does not exercise the call or sell it (whether  or not at a profit),  the call will  become  worthless  at its  expiration  date.  In that case the Fund will  have paid the  premium  but lost the right to purchase the underlying investment.

      The Fund can buy puts on securities,  broadly-based  securities  indices, foreign  currencies  and  futures,  whether  or  not  it  owns  the  underlying investment.  When the Fund  purchases a put, it pays a premium  and,  except as to puts on  indices,  has the  right to sell  the  underlying  investment  to a seller  of a put on a  corresponding  investment  during  the put  period  at a fixed exercise price.

      Buying a put on an investment  the Fund does not own (such as an index or future)  permits  the Fund  either to resell  the put or to buy the  underlying investment  and sell it at the  exercise  price.  The  resale  price  will vary inversely  to the price of the  underlying  investment.  If the market price of the  underlying  investment is above the exercise  price and, as a result,  the put is not exercised, the put will become worthless on its expiration date.

      Buying a put on  securities  or futures the Fund owns enables the Fund to attempt  to  protect  itself  during  the put  period  against a decline in the value of the  underlying  investment  below the  exercise  price by selling the underlying  investment  at the  exercise  price to a seller of a  corresponding put.  If the market  price of the  underlying  investment  is equal to or above the exercise  price and, as a result,  the put is not exercised or resold,  the put will become  worthless at its  expiration  date. In that case the Fund will have paid the  premium  but lost the right to sell the  underlying  investment.
However,  the Fund may sell the put prior to its  expiration.  That sale may or may not be at a profit.

      When the Fund  purchases  a call or put on an index or future,  it pays a premium,  but  settlement is in cash rather than by delivery of the  underlying investment  to the  Fund.  Gain or loss  depends  on  changes  in the  index in question  (and thus on price  movements  in the  securities  market  generally)
rather than on price movements in individual securities or futures contracts.

      The Fund may also  purchase  calls  and puts on  spread  options.  Spread options pay the difference  between two interest  rates,  two exchange rates or two  referenced  assets.  Spread  options  are used to hedge the decline in the value of an interest  rate,  currency or asset  compared to a reference or base interest  rate,  currency or asset.  The risks  associated  with spread options are similar to those of interest rate  options,  foreign  exchange  options and debt or equity options.

      The Fund may buy a call or put only if, after the purchase,  the value of all call and put  options  held by the Fund will not  exceed  5% of the  Fund's total assets.

           |_| Buying and  Selling  Options  on  Foreign  Currencies.  The Fund
can buy and sell calls and puts on foreign  currencies.  They  include puts and
calls  that  trade  on  a  securities  or   commodities   exchange  or  in  the
over-the-counter  markets  or are  quoted by major  recognized  dealers in such options.  The Fund  could use these  calls and puts to try to  protect  against declines  in the  dollar  value of  foreign  securities  and  increases  in the dollar cost of foreign securities the Fund wants to acquire.

      If the  Manager  anticipates  a rise in the  dollar  value  of a  foreign currency in which  securities  to be acquired are  denominated,  the  increased cost of  those  securities  may be  partially  offset  by  purchasing  calls or writing puts on that foreign  currency.  If the Manager  anticipates  a decline in the dollar value of a foreign  currency,  the decline in the dollar value of portfolio  securities  denominated in that currency  might be partially  offset by writing  calls or purchasing  puts on that foreign  currency.  However,  the
currency  rates  could   fluctuate  in  a  direction   adverse  to  the  Fund's
position.  The Fund  will  then  have  incurred  option  premium  payments  and transaction costs without a corresponding benefit.

      A call the Fund  writes on a foreign  currency is  "covered"  if the Fund owns the  underlying  foreign  currency  covered by the call or has an absolute and immediate right to acquire that foreign  currency  without  additional cash consideration  (or it can do so for  additional  cash  consideration  held in a segregated  account by its  Custodian  bank) upon  conversion  or  exchange  of other foreign currency held in its portfolio.

      The Fund  could  write a call on a foreign  currency  to  provide a hedge against a decline in the U.S.  dollar  value of a security  which the Fund owns or has  the  right  to  acquire  and  which  is  denominated  in  the  currency underlying  the  option.  That  decline  might  be one  that  occurs  due to an
expected   adverse   change  in  the  exchange   rate.   This  is  known  as  a
"cross-hedging"  strategy.  In those circumstances,  the Fund covers the option by maintaining  cash, U.S.  government  securities or other liquid,  high grade debt  securities in an amount equal to the exercise  price of the option,  in a segregated account with the Fund's Custodian bank.

      |_|  Risks of  Hedging  with  Options  and  Futures.  The use of  hedging instruments  requires  special  skills and knowledge of  investment  techniques that are different than what is required for normal  portfolio  management.  If the  Manager  uses a  hedging  instrument  at the wrong  time or judges  market conditions  incorrectly,  hedging  strategies may reduce the Fund's return. The
Fund could also  experience  losses if the prices of its  futures  and  options positions were not correlated with its other investments.

      The Fund's option  activities  could affect its  portfolio  turnover rate and  brokerage  commissions.  The  exercise of calls  written by the Fund might cause  the Fund to sell  related  portfolio  securities,  thus  increasing  its turnover  rate.  The exercise by the Fund of puts on securities  will cause the sale of underlying  investments,  increasing  portfolio turnover.  Although the decision  whether to  exercise  a put it holds is within  the  Fund's  control, holding  a put  might  cause  the  Fund to sell  the  related  investments  for reasons that would not exist in the absence of the put.

      The Fund  could pay a  brokerage  commission  each time it buys a call or put,  sells a call  or  put,  or buys or  sells  an  underlying  investment  in connection  with the  exercise  of a call or put.  Those  commissions  could be higher on a relative basis than the commissions  for direct  purchases or sales of  the  underlying  investments.  Premiums  paid  for  options  are  small  in relation  to the  market  value of the  underlying  investments.  Consequently, put and call options offer large amounts of leverage.  The leverage  offered by trading  in options  could  result in the  Fund's  net asset  value  being more sensitive to changes in the value of the underlying investment.

      If a covered call written by the Fund is exercised on an investment  that has  increased in value,  the Fund will be required to sell the  investment  at the call  price.  It will not be able to realize  any profit if the  investment has increased in value above the call price.

      An option  position  may be  closed  out only on a market  that  provides secondary  trading for options of the same  series,  and there is no  assurance that a liquid  secondary  market  will  exist for any  particular  option.  The
Fund might  experience  losses if it could not close out a position  because of an illiquid market for the future or option.

      There is a risk in using short  hedging by selling  futures or purchasing puts on  broadly-based  indices  or  futures  to  attempt  to  protect  against declines  in the value of the  Fund's  portfolio  securities.  The risk is that the prices of the futures or the applicable  index will  correlate  imperfectly with the  behavior of the cash prices of the Fund's  securities.  For  example, it is  possible  that while the Fund has used  hedging  instruments  in a short hedge,  the market might  advance and the value of the  securities  held in the
Fund's  portfolio  might decline.  If that occurred,  the Fund would lose money on the hedging  instruments  and also  experience a decline in the value of its portfolio securities.  However,  while this could occur for a very brief period or to a very small degree,  over time the value of a  diversified  portfolio of securities  will tend to move in the same  direction  as the indices upon which the hedging instruments are based.

      The risk of imperfect  correlation  increases as the  composition  of the
Fund's  portfolio  diverges  from the  securities  included  in the  applicable index.  To compensate  for the imperfect  correlation of movements in the price of the  portfolio  securities  being  hedged and  movements in the price of the hedging  instruments,  the Fund  might  use  hedging  instruments  in a greater dollar amount than the dollar amount of portfolio  securities being hedged.  It might  do so if the  historical  volatility  of  the  prices  of the  portfolio securities  being  hedged  is  more  than  the  historical  volatility  of  the applicable index.

      The ordinary  spreads  between prices in the cash and futures markets are subject to  distortions,  due to  differences  in the nature of those  markets.
First,  all  participants  in the futures  market are subject to margin deposit and maintenance  requirements.  Rather than meeting  additional  margin deposit
requirements,   investors  may  close  futures  contracts  through   offsetting
transactions which could distort the normal  relationship  between the cash and futures  markets.  Second,  the  liquidity  of the  futures  market  depends on participants  entering  into  offsetting  transactions  rather  than  making or taking delivery.  To the extent  participants  decide to make or take delivery, liquidity in the futures market could be reduced,  thus  producing  distortion.
Third, from the point of view of speculators,  the deposit  requirements in the futures  market are less onerous  than margin  requirements  in the  securities markets.  Therefore,  increased  participation  by  speculators  in the futures market may cause temporary price distortions.

      The Fund can use  hedging  instruments  to  establish  a position  in the securities  markets as a temporary  substitute  for the purchase of  individual securities  (long  hedging) by buying  futures  and/or  calls on such  futures, broadly-based  indices  or on  securities.  It is  possible  that when the Fund does so the market  might  decline.  If the Fund then  concludes  not to invest in  securities  because of concerns  that the market might  decline  further or for other  reasons,  the Fund will  realize a loss on the  hedging  instruments that is not offset by a reduction in the price of the securities purchased.

      |_| Forward  Contracts.  Forward  contracts are foreign currency exchange contracts.  They are used to buy or sell foreign  currency for future  delivery at a fixed  price.  The Fund uses them to "lock in" the U.S.  dollar price of a security  denominated  in a foreign  currency that the Fund has bought or sold, or to protect  against  possible  losses from changes in the relative values of the U.S.  dollar  and a foreign  currency.  The Fund  limits  its  exposure  in foreign  currency  exchange  contracts in a particular  foreign currency to the amount of its  assets  denominated  in that  currency  or a  closely-correlated currency.  The  Fund  may  also  use  "cross-hedging"  where  the  Fund  hedges against  changes in  currencies  other than the currency in which a security it holds is denominated.

      Under a forward  contract,  one party  agrees to  purchase,  and  another party  agrees to sell, a specific  currency at a future date.  That date may be any  fixed  number  of days from the date of the  contract  agreed  upon by the parties.  The  transaction  price is set at the time the  contract  is  entered into. These contracts are traded in the inter-bank  market  conducted  directly among currency traders (usually large commercial banks) and their customers.

      The Fund may use forward contracts to protect against  uncertainty in the level  of  future  exchange  rates.  The  use of  forward  contracts  does  not eliminate the risk of fluctuations  in the prices of the underlying  securities the Fund owns or  intends to  acquire,  but it does fix a rate of  exchange  in advance.  Although  forward  contracts  may  reduce  the  risk of  loss  from a decline  in the value of the hedged  currency,  at the same time they limit any potential gain if the value of the hedged currency increases.

      When  the Fund  enters  into a  contract  for the  purchase  or sale of a security  denominated in a foreign currency,  or when it anticipates  receiving dividend  payments in a foreign  currency,  the Fund might  desire to "lock-in"
the U.S.  dollar price of the  security or the U.S.  dollar  equivalent  of the dividend  payments.  To do so,  the Fund could  enter  into a forward  contract for the  purchase  or sale of the amount of foreign  currency  involved  in the underlying  transaction,  in a fixed  amount  of U.S.  dollars  per unit of the foreign  currency.  This is  called  a  "transaction  hedge."  The  transaction hedge  will  protect  the Fund  against  a loss from an  adverse  change in the currency  exchange  rates  during  the  period  between  the date on which  the security  is  purchased  or sold or on which the payment is  declared,  and the date on which the payments are made or received.

      The Fund  could also use  forward  contracts  to lock in the U.S.  dollar value of  portfolio  positions.  This is called a  "position  hedge."  When the
Fund  believes  that  foreign  currency  might  suffer  a  substantial  decline against  the U.S.  dollar,  it could  enter into a forward  contract to sell an amount of that foreign currency  approximating  the value of some or all of the
Fund's  portfolio  securities  denominated in that foreign  currency.  When the
Fund believes that the U.S.  dollar might suffer a substantial  decline against a  foreign  currency,  it  could  enter  into a  forward  contract  to buy that foreign  currency  for a fixed  dollar  amount.  Alternatively,  the Fund could enter  into a forward  contract  to sell a  different  foreign  currency  for a fixed U.S.  dollar amount if the Fund  believes  that the U.S.  dollar value of the foreign  currency to be sold  pursuant  to its forward  contract  will fall whenever  there is a decline in the U.S.  dollar value of the currency in which portfolio  securities  of the Fund are  denominated.  That is  referred to as a
"cross hedge."
      The Fund will cover its short  positions in these cases by identifying to its Custodian  bank assets having a value equal to the aggregate  amount of the
Fund's  commitment  under  forward  contracts.  The Fund  will not  enter  into forward  contracts  or  maintain  a net  exposure  to  such  contracts  if  the consummation  of the contracts  would obligate the Fund to deliver an amount of foreign currency in excess of the value of the Fund's  portfolio  securities or other  assets  denominated  in that  currency or another  currency  that is the subject of the hedge.

      However,  to avoid excess  transactions  and transaction  costs, the Fund may  maintain a net  exposure  to forward  contracts  in excess of the value of the  Fund's  portfolio  securities  or  other  assets  denominated  in  foreign currencies if the excess amount is "covered" by liquid  securities  denominated in any  currency.  The cover must be at least  equal at all times to the amount of that  excess.  As one  alternative,  the Fund  may  purchase  a call  option permitting  the Fund to purchase  the amount of foreign  currency  being hedged by a forward  sale  contract  at a price no higher  than the  forward  contract price. As another  alternative,  the Fund may purchase a put option  permitting the Fund to sell the amount of foreign  currency  subject to a forward purchase contract at a price as high or higher than the forward contact price.

      The precise  matching  of the amounts  under  forward  contracts  and the value of the securities  involved  generally  will not be possible  because the future value of securities  denominated in foreign  currencies will change as a consequence  of market  movements  between  the date the  forward  contract  is entered  into and the date it is sold.  In some cases the Manager  might decide to sell the  security  and  deliver  foreign  currency  to settle the  original purchase  obligation.  If the  market  value of the  security  is less than the amount of foreign  currency the Fund is  obligated  to deliver,  the Fund might have to purchase  additional  foreign  currency on the "spot"  (that is,  cash)
market to settle  the  security  trade.  If the  market  value of the  security instead  exceeds  the  amount of  foreign  currency  the Fund is  obligated  to deliver  to settle the  trade,  the Fund might have to sell on the spot  market some of the foreign  currency  received  upon the sale of the  security.  There will be additional transaction costs on the spot market in those cases.

      The  projection  of  short-term  currency  market  movements is extremely difficult,  and the successful  execution of a short-term  hedging  strategy is
highly   uncertain.   Forward  contracts  involve  the  risk  that  anticipated
currency  movements  will  not be  accurately  predicted,  causing  the Fund to sustain  losses on these  contracts and to pay additional  transactions  costs.
The  use  of  forward   contracts  in  this  manner  might  reduce  the  Fund's
performance  if  there  are  unanticipated  changes  in  currency  prices  to a greater degree than if the Fund had not entered into such contracts.

      At or before the  maturity of a forward  contract  requiring  the Fund to sell a  currency,  the Fund might sell a  portfolio  security  and use the sale proceeds to make delivery of the currency.  In the  alternative  the Fund might retain the  security  and  offset its  contractual  obligation  to deliver  the currency by  purchasing a second  contract.  Under that  contract the Fund will obtain,  on the same maturity  date, the same amount of the currency that it is obligated to deliver.  Similarly,  the Fund might close out a forward  contract requiring  it to  purchase  a  specified  currency  by  entering  into a second contract  entitling  it to sell the same  amount  of the same  currency  on the maturity  date of the first  contract.  The Fund  would  realize a gain or loss as a result of entering into such an offsetting  forward  contract under either circumstance.  The  gain or  loss  will  depend  on the  extent  to  which  the exchange  rate or rates  between  the  currencies  involved  moved  between the execution dates of the first contract and offsetting contract.
      The  costs to the Fund of  engaging  in  forward  contracts  varies  with factors such as the  currencies  involved,  the length of the  contract  period and the market  conditions  then  prevailing.  Because  forward  contracts  are usually  entered into on a principal  basis,  no brokerage  fees or commissions are  involved.  Because  these  contracts  are not traded on an  exchange,  the
Fund must evaluate the credit and performance  risk of the  counterparty  under each forward contract.

      Although  the Fund values its assets daily in terms of U.S.  dollars,  it does not  intend to  convert  its  holdings  of  foreign  currencies  into U.S.
dollars on a daily basis.  The Fund may convert  foreign  currency from time to time,  and will  incur  costs in doing  so.  Foreign  exchange  dealers  do not charge a fee for  conversion,  but they do seek to  realize  a profit  based on the  difference  between  the  prices  at  which  they  buy  and  sell  various currencies.  Thus,  a dealer  might  offer to sell a  foreign  currency  to the
Fund at one  rate,  while  offering  a  lesser  rate of  exchange  if the  Fund desires to resell that currency to the dealer.

      |_| Interest  Rate Swap  Transactions.  The Fund can enter into  interest rate swap  agreements.  In an interest  rate swap,  the Fund and another  party exchange  their  right to  receive or their  obligation  to pay  interest  on a security.  For  example,  they might swap the right to  receive  floating  rate payments  for fixed  rate  payments.  The Fund can  enter  into  swaps  only on securities  that it owns.  The Fund will not enter into  swaps with  respect to more  than 25% of its  total  assets.  Also,  the Fund  will  segregate  liquid assets  (such as cash or U.S.  government  securities)  to cover any amounts it could owe under swaps that  exceed the  amounts it is entitled to receive,  and it will adjust that amount daily, as needed.

      Swap  agreements  entail both interest  rate risk and credit risk.  There is a risk  that,  based on  movements  of  interest  rates in the  future,  the payments  made by the Fund  under a swap  agreement  will be  greater  than the payments  it  received.  Credit  risk  arises  from  the  possibility  that the counterparty  will  default.  If the  counterparty  defaults,  the Fund's  loss will consist of the net amount of contractual  interest  payments that the Fund has  not yet  received.  The  Manager  will  monitor  the  creditworthiness  of counterparties  to the Fund's  interest  rate swap  transactions  on an ongoing basis.

      The Fund can enter into swap  transactions  with  certain  counterparties pursuant to master  netting  agreements.  A master netting  agreement  provides that all swaps done  between the Fund and that  counterparty  shall be regarded as parts of an  integral  agreement.  If amounts  are  payable on a  particular date in the same  currency  in  respect of one or more swap  transactions,  the amount  payable  on that  date in that  currency  shall be the net  amount.  In addition,  the master netting  agreement may provide that if one party defaults generally  or on one swap,  the  counterparty  can  terminate  all of the swaps with that party.  Under  these  agreements,  if a default  results in a loss to one party,  the measure of that party's  damages is  calculated by reference to the average  cost of a  replacement  swap for each swap.  It is measured by the mark-to-market  value at the time of the  termination  of each swap.  The gains and losses on all swaps are then netted,  and the result is the  counterparty's gain or loss on  termination.  The  termination of all swaps and the netting of gains and losses on termination is generally referred to as "aggregation."

      |_|  Regulatory  Aspects of Hedging  Instruments.  When using futures and options on futures,  the Fund is required to operate within certain  guidelines and  restrictions  with  respect to the use of futures  as  established  by the
Commodities  Futures Trading Commission (the "CFTC").  In particular,  the Fund is exempted from  registration  with the CFTC as a "commodity pool operator" if the Fund complies with the  requirements  of Rule 4.5 adopted by the CFTC.  The
Rule does not limit the  percentage  of the Fund's  assets that may be used for
futures  margin  and  related   options   premiums  for  a  bona  fide  hedging
position.  However,  under the Rule, the Fund must limit its aggregate  initial futures margin and related  options  premiums to not more than 5% of the Fund's net assets for hedging  strategies  that are not  considered  bona fide hedging strategies  under  the  Rule.  Under  the  Rule,  the Fund  must also use short futures and options on futures  solely for bona fide  hedging  purposes  within the meaning and intent of the applicable  provisions of the Commodity  Exchange
Act.

      Transactions   in  options  by  the  Fund  are  subject  to   limitations
established  by the option  exchanges.  The exchanges  limit the maximum number of  options  that  may be  written  or held by a  single  investor  or group of investors  acting in concert.  Those  limits  apply  regardless  of whether the options were  written or  purchased  on the same or different  exchanges or are held in one or more  accounts or through  one or more  different  exchanges  or through  one or more  brokers.  Thus,  the number of options  that the Fund may write or hold may be  affected  by options  written or held by other  entities, including other  investment  companies  having the same adviser as the Fund (or an adviser that is an  affiliate of the Fund's  adviser).  The  exchanges  also impose  position  limits on futures  transactions.  An  exchange  may order the liquidation  of  positions  found to be in  violation  of those  limits and may impose certain other sanctions.

      Under the Investment  Company Act, when the Fund  purchases a future,  it must maintain cash or readily  marketable  short-term  debt  instruments  in an amount  equal to the market  value of the  securities  underlying  the  future, less the margin deposit applicable to it.

      |_| Tax Aspects of Certain Hedging Instruments.  Certain foreign currency exchange  contracts  in which the Fund may invest are treated as "Section  1256 contracts"  under  the  Internal  Revenue  Code.  In  general,  gains or losses relating to Section 1256 contracts are  characterized  as 60% long-term and 40%
short-term  capital gains or losses under the Code.  However,  foreign currency
gains  or  losses   arising  from  Section  1256  contracts  that  are  forward contracts  generally  are  treated as  ordinary  income or loss.  In  addition,
Section  1256  contracts  held by the Fund at the end of each  taxable year are
"marked-to-market,"  and unrealized  gains or losses are treated as though they were realized.  These  contracts also may be  marked-to-market  for purposes of determining the excise tax applicable to investment  company  distributions and for other  purposes  under rules  prescribed  pursuant to the Internal  Revenue
Code.  An election  can be made by the Fund to exempt those  transactions  from this marked-to-market treatment.

      Certain forward  contracts the Fund enters into may result in "straddles"
for Federal  income tax purposes.  The straddle  rules may affect the character
and  timing  of  gains  (or  losses)   recognized   by  the  Fund  on  straddle
positions.  Generally,  a loss  sustained  on  the  disposition  of a  position making up a straddle is allowed  only to the extent  that the loss  exceeds any
unrecognized  gain  in  the  offsetting   positions  making  up  the  straddle.
Disallowed  loss  is  generally   allowed  at  the  point  where  there  is  no
unrecognized  gain in the offsetting  positions making up the straddle,  or the offsetting position is disposed of.

      Under the  Internal  Revenue  Code,  the  following  gains or losses  are treated as ordinary income or loss:
(1)   gains or losses  attributable  to  fluctuations  in  exchange  rates that occur between the time the Fund accrues  interest or other  receivables or  accrues  expenses  or other  liabilities  denominated  in a foreign currency and the time the Fund actually  collects such  receivables  or pays such liabilities, and
(2)   gains or losses  attributable  to  fluctuations in the value of a foreign
        currency   between  the  date  of   acquisition   of  a  debt  security
        denominated  in  a  foreign   currency  or  foreign   currency  forward
        contracts and the date of disposition.

      Currency  gains and losses are offset  against market gains and losses on each  trade  before  determining  a net  "Section  988" gain or loss  under the
Internal  Revenue  Code for that trade,  which may  increase  or  decrease  the amount of the  Fund's  investment  income  available  for  distribution  to its shareholders.

      |X|  Temporary   Defensive   Investments.   When  market  conditions  are
unstable,  or the Manager  believes it is otherwise  appropriate  to reduce the
Fund's  duration,  the Fund can  invest in a  variety  of debt  securities  for
defensive   purposes.   The  Fund  can  also  purchase  these   securities  for
liquidity  purposes to meet cash needs due to the  redemption  of Fund  shares, or to hold  while  waiting to  reinvest  cash  received  from the sale of other portfolio  securities.  The Fund's temporary defensive  investments can include the  following  short-term  (maturing  in one year or less)  dollar-denominated debt obligations:
|_|   obligations  issued  or  guaranteed  by  the  U.  S.  government  or  its instrumentalities or agencies,
|_|   commercial paper (short-term,  unsecured promissory notes) of domestic or foreign companies,
|_|   debt obligations of domestic or foreign corporate issuers,
|_|   certificates of deposit and bankers'  acceptances of domestic and foreign banks  having total assets in excess of $1 billion, and
|_|   repurchase agreements.

      Short-term  debt  securities  would normally be selected for defensive or cash  management  purposes  because  they can  normally be disposed of quickly, are not generally  subject to significant  fluctuations  in principal value and their value will be less subject to interest  rate risk than  longer-term  debt securities.

Investment Restrictions

      |X| What Are  "Fundamental  Policies?"  Fundamental  policies  are  those policies  that the Fund has  adopted  to  govern  its  investments  that can be changed  only by the vote of a  "majority"  of the  Fund's  outstanding  voting securities.  Under the  Investment  Company Act, a  "majority"  vote is defined as the vote of the holders of the lesser of:
      |_| 67% or more of the  shares  present  or  represented  by  proxy  at a shareholder  meeting,  if the holders of more than 50% of the outstanding shares are present or represented by proxy, or
      |_|  more than 50% of the outstanding shares.

      The  Fund's  investment   objectives  are  a  fundamental  policy.  Other
policies   described  in  the   Prospectus  or  this  Statement  of  Additional
Information  are  "fundamental"  only if  they  are  identified  as  such.  The
Fund's  Board  of  Trustees  can  change   non-fundamental   policies   without
shareholder  approval.  However,  significant  changes to  investment  policies will  be  described  in  supplements  or  updates  to the  Prospectus  or  this
Statement  of  Additional   Information,   as  appropriate.   The  Fund's  most
significant investment policies are described in the Prospectus.

      |X| Does the Fund Have  Additional  Fundamental  Policies?  The following investment restrictions are fundamental policies of the Fund.

     (1)  The  Fund  cannot  concentrate  investments.   That  means  the  Fund
cannot  invest  25% or  more  of its  total  assets  in  any  single  industry.
However,  there  is no  limitation  on  investments  in  affiliated  funds  and obligations  issued or  guaranteed  by the U.S.  Government,  its  agencies  or instrumentalities;
     (2) The  Fund  cannot  buy  securities  issued  or  guaranteed  by any one issuer if more than 5% of its total assets would be invested in  securities  of that  issuer  or if it would  then own more  than 10% of that  issuer's  voting securities.  This  limitation  applies to 75% of the Fund's total  assets.  The limit  does not apply to  securities  issued by the U.S.  Government  or any of its agencies or instrumentalities;
      (3)  The  Fund  cannot  purchase  or sell  real  estate,  commodities  or commodity  contracts;  however,  the Fund may use hedging instruments  approved
by  its  Board  whether  or  not  such  hedging   instruments   are  considered
commodities or commodity contracts;
      (4) The Fund cannot  underwrite  securities except to the extent the Fund may be deemed to be an  underwriter  in connection  with the sale of securities held in its portfolio;
      (5) The Fund  cannot  lend  money,  except that the Fund may (a) lend its portfolio  securities,  (b) purchase debt securities which are permitted by the
Fund's  investment  policies  and  restrictions,   (c)  enter  into  repurchase
agreements,  and (d) lend  money to other  affiliated  funds  provided  that no such  loan may be made if, as a  result,  the  aggregate  of such  loans  would exceed 33 1/3% of the value of its total  assets  (taken at market value at the time of such  loans)  subject to  obtaining  all  required  authorizations  and regulatory approvals;
      (6) The Fund cannot  borrow  money in excesss of  one-third  of the value of its total assets.  The Fund can borrow only from other  affiliated funds and from banks for  temporary or emergency  purposes,  and the Fund can borrow only from banks for  investment  purposes.  The Fund can borrow only if it maintains a 300%  ratio of assets to  borrowings  at all times in the manner set forth in the Investment Company Act of 1940;
      (7) The  Fund  cannot  issue  "senior  securities,"  but  this  does  not prohibit  certain  investment  activities  for  which  assets  of the  Fund are designated as  segregated,  or margin,  collateral or escrow  arrangements  are established,  to cover the related  obligations.  Examples of those  activities include borrowing money,  reverse repurchase  agreements,  delayed-delivery and when-issued arrangements for portfolio securities  transactions,  and contracts to buy or sell derivatives, hedging instruments, options or futures.

      Non-Fundamental   Investment   Restrictions.   The  following   operating
policies  of the  Fund  are not  fundamental  policies  and,  as  such,  may be changed  by  vote  of a  majority  of the  Fund's  Board  of  Trustees  without shareholder  approval.  These  additional  restrictions  provide  that the Fund cannot:

|_|   purchase  securities  on  margin.  However,  the  Fund  can  make  margin deposits when using hedging  instruments  permitted by any of its other policies.
|_|   invest in companies  for the purpose of acquiring  control or  management of those companies.
      Unless the Prospectus or this Statement of Additional  Information states that a percentage  restriction  applies on an ongoing basis, it applies only at the time the Fund makes an  investment.  The Fund need not sell  securities  to meet  the  percentage  limits  if the  value  of the  investment  increases  in proportion to the size of the Fund.

      For purposes of the Fund's  policy not to  concentrate  its  investments, the Fund has adopted the  industry  classifications  set forth in Appendix A to this Statement of Additional Information.  That is not a fundamental policy.

How the Fund is Managed

Organization  and  History.  The Fund is an  open-end,  diversified  management
investment   company  with  an  unlimited   number  of  authorized   shares  of
beneficial   interest.   The  Fund  was   organized   on  June  2,  1998  as  a
Massachusetts business trust.

      The Fund is governed by a Board of  Trustees,  which is  responsible  for
protecting  the  interests  of  shareholders   under   Massachusetts  law.  The
Trustees  meet   periodically   throughout  the  year  to  oversee  the  Fund's
activities, review its performance, and review the actions of the Manager.
      |X|  Classes  of Shares.  The Board of  Trustees  has the power,  without shareholder  approval,  to divide  unissued shares of the Fund into two or more classes.  The Board has done so, and the Fund  currently  has five (5)  classes of  shares:  Class  A,  Class  B,  Class C,  Class N and  Class Y. All  classes invest  in the same  investment  portfolio.  Only  certain  Plans  may elect to purchase Class Y shares.  Each class of shares:
o     has its own dividends and distributions,
o     pays certain expenses which may be different for the different classes,
o     may have a different net asset value,
o     may have  separate  voting  rights on matters in which  interests  of one class are different from interests of another class, and
o     votes as a class on matters that affect that class alone.

      Shares  are  freely  transferable,  and each  share of each class has one vote at shareholder  meetings,  with fractional shares voting proportionally on matters  submitted  to the  vote  of  shareholders.  Each  share  of  the  Fund represents  an interest in the Fund  proportionately  equal to the  interest of each other share of the same class.

      The Trustees are  authorized  to create new series and classes of shares.
The  Trustees  may  reclassify  unissued  shares  of the Fund  into  additional series or classes  of  shares.  The  Trustees  also may  divide or combine  the shares of a class into a greater or lesser  number of shares  without  changing the  proportionate  beneficial  interest of a shareholder  in the Fund.  Shares do not have  cumulative  voting rights or preemptive  or  subscription  rights.
Shares may be voted in person or by proxy at shareholder meetings.

      |X| Meetings of  Shareholders.  As a Massachusetts  business  trust,  the
Fund is not  required  to hold,  and does  not  plan to  hold,  regular  annual meetings of  shareholders.  The Fund will hold  meetings when required to do so by the  Investment  Company  Act or other  applicable  law.  It will also do so when a  shareholder  meeting is called by the  Trustees or upon proper  request of the shareholders.

      Shareholders  have the right,  upon the declaration in writing or vote of two-thirds  of the  outstanding  shares of the Fund,  to remove a Trustee.  The
Trustees  will call a  meeting  of  shareholders  to vote on the  removal  of a
Trustee  upon  the  written  request  of  the  record  holders  of  10%  of its outstanding  shares.  If the  Trustees  receive  a  request  from at  least  10 shareholders  stating that they wish to communicate with other  shareholders to request a meeting to remove a Trustee,  the Trustees  will then either make the
Fund's   shareholder   list   available  to  the   applicants   or  mail  their
communication  to all  other  shareholders  at  the  applicants'  expense.  The shareholders  making the request must have been  shareholders  for at least six months  and  must  hold  shares  of the  Fund  valued  at  $25,000  or  more or constituting at least 1% of the Fund's outstanding  shares,  whichever is less.
The  Trustees  may also  take  other  action  as  permitted  by the  Investment
Company Act.

      |X| Shareholder and Trustee  Liability.  The Fund's  Declaration of Trust
contains an express  disclaimer  of  shareholder  or Trustee  liability for the
Fund's  obligations.  It also provides for indemnification and reimbursement of expenses  out of the  Fund's  property  for  any  shareholder  held  personally liable for its  obligations.  The  Declaration  of Trust also  states that upon request,  the Fund  shall  assume  the  defense  of any  claim  made  against a shareholder  for any act or  obligation  of the  Fund  and  shall  satisfy  any
judgment  on  that  claim.   Massachusetts  law  permits  a  shareholder  of  a
business trust (such as the Fund) to be held  personally  liable as a "partner"
under certain  circumstances.  However,  the risk that a Fund  shareholder will incur  financial  loss from being  held  liable as a  "partner"  of the Fund is limited  to the  relatively  remote  circumstances  in which the Fund  would be unable to meet its obligations.

      The Fund's contractual  arrangements state that any person doing business with the Fund (and each  shareholder of the Fund) agrees under its  Declaration of Trust to look  solely  to the  assets  of the Fund for  satisfaction  of any
claim  or  demand  that  may  arise  out  of  any   dealings   with  the  Fund.
Additionally,  the  Trustees  shall  have no  personal  liability  to any  such person, to the extent permitted by law.

Trustees and Officers of the Fund.  The Fund's  Trustees and officers and their principal  occupations and business  affiliations  and  occupations  during the past five (5) years are listed  below.  Trustees  denoted  with an asterisk (*)
below are deemed to be  "interested  persons" of the Fund under the  Investment
Company Act.  All of the  Trustees  are Trustees or Directors of the  following
New York-based Oppenheimer funds1:

Oppenheimer  California Municipal Oppenheimer  International Small
Fund                              Company Fund
Oppenheimer Capital  Appreciation Oppenheimer   Large  Cap  Growth
Fund                              Fund
Oppenheimer Capital  Preservation Oppenheimer  Money  Market Fund,
Fund                              Inc.
Oppenheimer   Developing  Markets Oppenheimer  Multiple Strategies
Fund                              Fund
Oppenheimer Discovery Fund        Oppenheimer  Multi-Sector Income
                                  Trust
Oppenheimer Emerging Growth Fund  Oppenheimer          Multi-State
                                  Municipal Trust
Oppenheimer              Emerging Oppenheimer Municipal Bond Fund
Technologies Fund
Oppenheimer Enterprise Fund       Oppenheimer  New York  Municipal
                                  Fund
Oppenheimer Europe Fund           Oppenheimer Series Fund, Inc.
Oppenheimer Global Fund           Oppenheimer   U.S.    Government
                                  Trust
Oppenheimer   Global   Growth   and Oppenheimer Trinity Core Fund
Income Fund
Oppenheimer    Gold   and  Special Oppenheimer Trinity Growth Fund
Minerals Fund
Oppenheimer Growth Fund           Oppenheimer Trinity Value Fund
Oppenheimer  International Growth
Fund

      Ms.  Macaskill  and Messrs.  Spiro,  Donohue,  Wixted,  Zack,  Bishop and
Farrar  respectively  hold  the same  offices  with the  other  New  York-based
Oppenheimer  funds as with the Fund.  As of December  31,  2000,  the  Trustees and officers of the Fund as a group owned of record or  beneficially  less than
1% of each  class of shares  of the  Fund.  The  foregoing  statement  does not reflect  ownership of shares of the Fund held of record by an employee  benefit plan for  employees of the Manager,  other than the shares  beneficially  owned under the plan by the  officers of the Fund listed  above.  Ms.  Macaskill  and
Mr. Donohue are trustees of that plan.

Leon Levy, Chairman of the Board of Trustees, Age: 75
280 Park Avenue, New York, NY 10017
General  Partner of Odyssey  Partners,  L.P.  (investment  partnership)  (since
1982) and Chairman of Avatar Holdings, Inc. (real estate development).

Robert G. Galli, Trustee, Age: 67
19750 Beach Road, Jupiter Island, FL 33469
A  Trustee  or  Director  of  other  Oppenheimer  funds.  Formerly  he held the following  positions:  Vice  Chairman of the  Manager,  OppenheimerFunds,  Inc.
(October  1995 -  December  1997);  Executive  Vice  President  of the  Manager
(December  1977 - October 1995);  Executive Vice President and director  (April
1986  -  October  1995)  of  HarbourView  Asset  Management   Corporation,   an
investment advisor subsidiary of the Manager.

Dr. Phillip A. Griffiths, Trustee, Age: 61
97 Olden Lane, Princeton, New Jersey 08540
The  Director of the  Institute  for Advanced  Study,  Princeton,  N.J.  (since
1991) and a member of the National  Academy of Sciences (since 1979);  formerly
(in  descending  chronological  order) a director of Bankers Trust  Corporation
(1994 to June 1999),  Provost and Professor of Mathematics  at Duke  University
(1983-1991),   a  director  of  Research  Triangle  Institute,   Raleigh,  N.C.
(1983-1991), and a Professor of Mathematics at Harvard University (1972-1983).

Benjamin Lipstein, Trustee, Age: 77
591 Breezy Hill Road, Hillsdale, N.Y. 12529
Professor   Emeritus  of   Marketing,   Stern   Graduate   School  of  Business
Administration, New York University.

Bridget A. Macaskill*, President and Trustee; Age: 52
Two World Trade Center, New York, New York 10048-0203
Chairman (since August 2000),  Chief Executive  Officer (since  September 1995)
and  a  director  (since  December  1994)  of  the  Manager;  President  (since
September   1995)  and  a  director   (since   October  1990)  of   Oppenheimer
Acquisition  Corp.,  the Manager's  parent holding  company;  President,  Chief
Executive   Officer  and  a  director   (since   March  2000)  of  OFI  Private
Investments,  Inc., an investment adviser  subsidiary of the Manager;  Chairman
and  a  director  of  Shareholder  Services,   Inc.  (since  August  1994)  and
Shareholder  Financial  Services,  Inc. (since September 1995),  transfer agent subsidiaries of the Manager;  President  (since  September 1995) and a director
(since  November 1989) of  Oppenheimer  Partnership  Holdings,  Inc., a holding company  subsidiary  of the Manager;  President and a director  (since  October
1997) of  OppenheimerFunds  International  Ltd.,  an offshore  fund  management subsidiary of the Manager and of Oppenheimer  Millennium  Funds plc; a director
of  HarbourView  Asset  Management   Corporation   (since  July  1991)  and  of
Oppenheimer Real Asset Management,  Inc. (since July 1996),  investment adviser
subsidiaries   of   the   Manager;   a   director   (since   April   2000)   of
OppenheimerFunds  Legacy  Program,  a charitable  trust program  established by the  Manager;  a  director  of  Prudential  Corporation  plc (a U.K.  financial
service  company);   President  and  a  trustee  of  other  Oppenheimer  funds;
formerly President of the Manager (June 1991 - August 2000).

Elizabeth B. Moynihan, Trustee, Age: 71
801 Pennsylvania Avenue, N.W., Washington, D.C. 20004
Author and architectural historian; a trustee of the Freer Gallery of Art
(Smithsonian Institution); Executive Committee of Board of Trustees of the
National Building Museum; a member of the Trustees Council, Preservation
League of New York State.

Kenneth A. Randall, Trustee, Age: 73
6 Whittaker's Mill, Williamsburg, Virginia 23185
A director of Dominion  Resources,  Inc.  (electric  utility holding  company),
Dominion  Energy,  Inc.  (electric  power and oil and gas producer),  and Prime
Retail,  Inc.  (real estate  investment  trust);  formerly  President and Chief
Executive  Officer of The Conference Board,  Inc.  (international  economic and business  research)  and a director  of  Lumbermens  Mutual  Casualty  Company,
American  Motorists  Insurance  Company  and  American   Manufacturers   Mutual
Insurance Company.

Edward V. Regan, Trustee, Age: 70
40 Park Avenue, New York, New York 10016
Chairman of Municipal  Assistance  Corporation for the City of New York; Senior
Fellow of Jerome Levy Economics  Institute,  Bard College;  a director of Offit
Bank;  a  director  of River  Bank  America  (real  estate  manager);  Trustee,
Financial Accounting Foundation (FASB and GASB);  President,  Baruch College of
the City  University  of New York;  formerly  New York  State  Comptroller  and trustee, New York State and Local Retirement Fund.

Russell S. Reynolds, Jr., Trustee, Age: 68
8 Sound Shore Drive, Greenwich, Connecticut 06830
Chairman of The Directorship Group Inc.  (corporate  governance  consulting and
executive   recruiting);   a  director  of  Professional  Staff  Limited  (U.K.
temporary   staffing   company);   a  life  trustee  of   International   House
(non-profit  educational  organization);  and a trustee of Greenwich Historical
Society.

Donald W. Spiro, Vice Chairman and Trustee, Age: 74
399 Ski Trail, Smoke Rise, New Jersey 07405
Formerly he held the  following  positions:  Chairman  Emeritus  (August 1991 -
August 1999),  Chairman  (November 1987 - January 1991) and a director (January
1969  -   August   1999)   of  the   Manager;   President   and   Director   of
OppenheimerFunds  Distributor,  Inc.,  a  subsidiary  of the  Manager  and  the
Fund's Director (July 1978 - January 1992).

Clayton K. Yeutter, Trustee, Age: 69
10475 E. Laurel Lane, Scottsdale, Arizona 85259
Of  Counsel,  Hogan and Hartson (a law  firm);  a  director  of Zurich  Financial
Services  (financial  services),  Zurich  Allied AG and  Allied  Zurich  p.l.c.
(insurance investment  management);  Caterpillar,  Inc.  (machinery),  ConAgra,
Inc. (food and agricultural  products),  Farmers Insurance Company (insurance),
FMC   Corp.   (chemicals   and   machinery)   and   Texas   Instruments,   Inc.
(electronics);  formerly (in  descending  chronological  order),  Counsellor to the President (Bush) for Domestic Policy,  Chairman of the Republican  National
Committee,  Secretary of the U.S.  Department of  Agriculture,  and U.S.  Trade
Representative.

John S. Kowalik, Vice President and Portfolio Manager, Age: 43
Two World Trade Center, New York, New York 10048-0203
Senior  Vice  President  of the Manager  (since  July 1998) and of  HarbourView
Asset  Management  Corporation  (since  April 2000);  an officer and  portfolio manager of other  Oppenheimer  funds;  formerly  Managing  Director  and Senior
Portfolio Manager at Prudential Global Advisors (June 1989 - June 1998).

Andrew J. Donohue, Secretary, Age: 50
Two World Trade Center, 34th Floor, New York, NY 10048-0203
Executive Vice President  (since January 1993),  General Counsel (since October
1991) and a director  (since  September  1995) of the Manager;  Executive  Vice
President and General  Counsel  (since  September  1993) and a director  (since
January  1992)  of   OppenheimerFunds   Distributor,   Inc.;   Executive   Vice
President,   General  Counsel  and  a  director   (since   September  1995)  of
HarbourView  Asset  Management   Corporation,   Shareholder   Services,   Inc.,
Shareholder  Financial  Services,  Inc. and Oppenheimer  Partnership  Holdings,
Inc., of OFI Private  Investments,  Inc. (since March 2000), and of PIMCO Trust
Company  (since  May  2000);  President  and a  director  of  Centennial  Asset
Management  Corporation  (since  September 1995) and of Oppenheimer  Real Asset
Management,  Inc.  (since  July 1996);  Vice  President  and a director  (since
September  1997)  of   OppenheimerFunds   International  Ltd.  and  Oppenheimer
Millennium  Funds  plc;  a  director  (since  April  2000) of  OppenheimerFunds
Legacy  Program;  General  Counsel (since May 1996) and Secretary  (since April
1997) of Oppenheimer Acquisition Corp.; an officer of other Oppenheimer funds.

Brian W. Wixted, Treasurer, Age: 41
6803 South Tucson Way, Englewood, Colorado 80112
Senior  Vice  President  and  Treasurer  (since  April  1999)  of the  Manager;
Treasurer of HarbourView Asset Management Corp.,  Shareholder  Services,  Inc.,
Shareholder  Financial  Services,  Inc. and Oppenheimer  Partnership  Holdings,
Inc. (since April 1999);  Assistant Treasurer of Oppenheimer  Acquisition Corp.
(since April 1999);  Assistant  Secretary of Centennial  Asset Management Corp.
(since April 1999);  formerly  President and Chief Operating  Officer,  Bankers
Trust Company - Mutual Fund Services  Division (March 1995 - March 1999);  Vice
President  and  Chief   Financial   Officer  of  CS  First  Boston   Investment
Management  Corp.  (September  1991 -  March  1995);  and  Vice  President  and
Accounting Manager,  Merrill Lynch Asset Management  (November 1987 - September
1991).

Robert G. Zack, Assistant Secretary, Age: 51
Two World Trade Center, 34th Floor, New York, NY 10048-0203
Senior Vice  President  (since May 1985) and Associate  General  Counsel (since
May 1981) of the Manager;  Assistant  Secretary of Shareholder  Services,  Inc.
(since May 1985) and  Shareholder  Financial  Services,  Inc.  (since  November
1989);   Assistant  Secretary  of   OppenheimerFunds   International  Ltd.  and
Oppenheimer  Millennium  Funds plc (since  October  1997);  an officer of other
Oppenheimer funds.

Robert J. Bishop, Assistant Treasurer, Age: 41
6803 South Tucson Way, Englewood, Colorado 80112
Vice  President of the  Manager/Mutual  Fund  Accounting  (since May 1996);  an officer of other  Oppenheimer  funds;  formerly an Assistant  Vice President of
the   Manager/Mutual   Fund  Accounting  (April  1994-May  1996),  and  a  Fund
Controller for the Manager.

Scott T. Farrar, Assistant Treasurer, Age: 34
6803 South Tucson Way, Englewood, Colorado 80112
Vice  President  of  the  Manager/Mutual  Fund  Accounting  (since  May  1996);
Assistant  Treasurer of Oppenheimer  Millennium Funds plc (since October 1997);
an officer of other  Oppenheimer  funds;  formerly an Assistant  Vice President of  the  Manager/Mutual  Fund  Accounting  (April  1994-May  1996),  and a Fund
Controller for the Manager.

      Remuneration of Trustees.  The officers of the Fund and certain  Trustees of the Fund who are  affiliated  with the Manager (Ms.  Macaskill)  receives no salary or fee from the  Fund.  Mr.  Griffiths  was not  appointed  to the Board until June 5, 1999.  Mr. Spiro was  affiliated  with the Manager until July 31,
1999.  The  remaining  Trustees of the Fund  received  the  compensation  shown below.  The  compensation  from  the Fund was paid  during  its  fiscal  period ended  October  31,  2000.  The  compensation  from  all of the New  York-based
Oppenheimer  funds (including the Fund) was received as a director,  trustee or member of a committee  of the boards of those funds  during the  calendar  year
2000.

---------------------------------------------------------------------
                                                      Total
                                       Retirement     Compensation
                                       Benefits       from all
                        Aggregate      Accrued as     New York
                        Compensation   Part           based
                        From Fund 1    of Fund        Oppenheimer
Trustee's Name                         Expenses       Funds (30
And Position                                          Funds)2
---------------------------------------------------------------------
---------------------------------------------------------------------
Leon Levy               $618           $599           $171,950
Chairman
---------------------------------------------------------------------
---------------------------------------------------------------------
Robert G. Galli3        $12            None
Study Committee Member                                $191,134
---------------------------------------------------------------------
---------------------------------------------------------------------
Phillip A. Griffiths4   $5             None           $59,529

---------------------------------------------------------------------
---------------------------------------------------------------------
Benjamin Lipstein       $720           $703           $148,639
Study Committee
Chairman,
Audit Committee Member
---------------------------------------------------------------------
---------------------------------------------------------------------
Elizabeth B. Moynihan   $42            $31            $104,695
Study Committee Member
---------------------------------------------------------------------
---------------------------------------------------------------------
Kenneth A. Randall      $383           $373           $96,034
Audit Committee
Chairman
---------------------------------------------------------------------
---------------------------------------------------------------------
Edward V. Regan         $10            None           $94,995
Proxy Committee
Chairman,
Audit Committee Member
---------------------------------------------------------------------
---------------------------------------------------------------------
Russell S. Reynolds,    $120           $112           $71,069
Jr.
Proxy Committee Member
---------------------------------------------------------------------
---------------------------------------------------------------------
Donald Spiro            $6             None           $63,435

---------------------------------------------------------------------
---------------------------------------------------------------------
Clayton K. Yeutter 5    $7             None           $71,069
Proxy Committee Member
---------------------------------------------------------------------
1Aggregate  compensation  includes  fees,  deferred  compensation,  if any, and retirement plan benefits accrued for a Trustee.
2For the 2000 calendar year.
3Calendar  year 2000 figures  include  compensation  from the  Oppenheimer  New
York, Quest and Rochester Funds.
4Includes $5 deferred under Deferred Compensation Plan described below.
5Includes $2 deferred under Deferred Compensation plan described below.
*  Total  compensation  for  the  2000  calendar  year  includes   compensation
received for serving as Trustee or Director of 10 other Oppenheimer funds.

      Retirement  Plan for  Trustees.  The Fund has adopted a  retirement  plan that  provides  for  payments to retired  Trustees.  Payments  are up to 80% of the  average  compensation  paid  during a  Trustee's  five years of service in which the highest  compensation  was received.  A Trustee must serve as trustee for any of the New  York-based  Oppenheimer  funds  for at least  fifteen  (15)
years  to be  eligible  for the  maximum  payment.  Each  Trustee's  retirement benefits will depend on the amount of the  Trustee's  future  compensation  and
length  of  service.   Therefore  the  amount  of  those  benefits   cannot  be
determined  at this time,  nor can we estimate  the number of years of credited service that will be used to determine those benefits.

      Deferred  Compensation  Plan for  Trustees.  The  Board of  Trustees  has
adopted a Deferred  Compensation Plan for  disinterested  trustees that enables them to elect to defer  receipt  of all or a portion  of the  annual  fees they are  entitled  to  receive  from the Fund.  Under the  plan,  the  compensation deferred by a Trustee is periodically  adjusted as though an equivalent  amount had been invested in shares of one or more  Oppenheimer  funds  selected by the
Trustee.  The  amount  paid to the  Trustee  under the plan will be  determined based upon the performance of the selected funds.

      Deferral of Trustees' fees under the plan will not materially  affect the
Fund's  assets,  liabilities  or net  income  per  share.  The  plan  will  not obligate  the  Fund  to  retain  the  services  of any  Trustee  or to pay  any particular  level of compensation  to any Trustee.  Pursuant to an Order issued by the  Securities  and Exchange  Commission,  the Fund may invest in the funds selected by the Trustee  under the plan  without  shareholder  approval for the limited  purpose  of  determining  the  value  of the  Trustee's  deferred  fee account.

      |X| Major  Shareholders.  As of January 22,  2001,  the only  persons who owned of record  or were  known by the Fund to own  beneficially  5% or more of the Fund's outstanding Class A shares were:
      RPSS TR TETCO INC 401K  EMPLOYEES  SAVINGS  PLAN,  P.O.  Box  171720  San
Antonio,  Texas 78217,  which owned  780,020.655  Class A shares  (representing approximately 32.64% of the Fund's then outstanding Class A shares).

      RPSS TR KDI PRECISION  PRODUCTS 401K PLAN,  3975 MCMann Road  Cincinnati,
Ohio   45245,   which   owned   479,068.650   Class  A   shares   (representing
approximately 20.04% of the Fund's then outstanding Class A shares).

      MARQUETTE  TRUST CO NA SIG HOLDING USA INC INVESTMENT  SAVINGS PLAN, 7575
Golden  Valley  Road Suite 375 Golden  Valley,  Minnesota  55427,  which  owned
165,675.314  Class A shares  (representing  approximately  6.93% of the  Fund's then outstanding
Class A shares).

      RPSS TR  CANTEEN  OF  FRESNO  INC 401K PLAN PSP,  575 L.  Street  Fresno,
California  93721,   which  owned  13,022.260  Class  B  shares   (representing
approximately 33.53% of the Fund's then outstanding shares).

      RPSS TR KAY ELEMETRICS  CORP 401K PLAN, 2 Bridgewater  Lane Lincoln Park,
New  Jersey  07035,   which  owned  8,998.165  Class  B  shares   (representing
approximately 23.16% of the Fund's then outstanding shares).

      RPSS  TR  LUMMI  INDIAN  BUSINESS  COUNCIL  041K  PLAN  2616  Kwina  Road
Bellingham,   Washington   98226,   which  owned   7,427.738   Class  B  shares
(representing approximately 19.12% of the Fund's then outstanding shares).

      RPSS TR CHILDERS  CARPORTS and STRUCTURES  INC 401K PLAN 11711  Brittmoore
Park  Drive  Houston,  Texas  77041,  which  owned  2,773.159  Class  B  shares
(representing approximately 7.14% of the Fund's then outstanding shares).

      KARL BRADBURY TR THOMAS CARPETS INC 401K PLAN 1045-B  Research  Center at
1  DR  Atlanta,   Georgia  30331,   which  owned   5,686.617   Class  C  shares
(representing approximately 37.18% of the Fund's then outstanding shares).

      RPSS TR RELAX THE BACK CORP 401K PLAN 2101  Rosecrans  Avenue  Suite 1250
El  Segundo,   California   90245,   which  owned   1,606.931  Class  C  shares
(representing approximately 10.50% of the Fund's then outstanding shares).

      RPSS TR SAN  LEANDRO  SURGERY  CENTER  401K PLAN 15035 E. 14th Street San
Leandro,  California 94578, which owned 1,601.935 Class C shares  (representing approximately 10.47% of the Fund's then outstanding shares).

      RPSS TR  GEOTECHNOLOGIES  INC 401K  PLAN  439  Western  Avenue  Glendale,
California   91201,   which  owned  1,484.329  Class  C  shares   (representing
approximately 9.70% of the Fund's then outstanding shares).

      RPSS TR SIERRA  RESOURCE  MANAGEMENT  401K PLAN  12999  Sanguinetti  Road
Sonora,  California  95370,  which owned 897.289  Class C shares  (representing approximately 5.86% of the Fund's then outstanding shares).

      OPPENHEIMERFUND  INC C/O VP  FINANCIAL  ANALYSIS  6803  South  Tucson Way
Englewood,  Colorado  80112,  which owned 108.165 Class Y shares  (representing approximately 51.91% of the Fund's then outstanding shares).

      MASS MUTUAL LIFE  INSURANCE  CO SEPARATE  INVESTMENT  ACCOUNT  1295 State
Street  Springfield,  Massachusetts  01111,  which owned 100.180 Class Y shares
(representing approximately 48.08% of the Fund's then outstanding shares).

The Manager.  The Manager is wholly-owned by Oppenheimer  Acquisition  Corp., a holding company controlled by Massachusetts Mutual Life Insurance Company.

|X|   Code of Ethics.  The Fund,  the Manager and the  Distributor  have a Code of Ethics.  It is
designed  to  detect  and  prevent   improper   personal   trading  by  certain
employees,  including  portfolio  managers,  that  would  compete  with or take advantage  of  the  Fund's  portfolio  transactions.  Covered  persons  include persons with  knowledge of the  investments  and  investment  intentions of the
Fund and other  Funds  advised by the  Manager.  The Code of Ethics does permit personnel  subject to the Code to invest in  securities,  including  securities
that  may  be  purchased  or  held  by  the  Fund,   subject  to  a  number  of
restrictions  and  controls.  Compliance  with the Code of Ethics is  carefully monitored and enforced by the Manager.

      The Code of Ethics is an  exhibit to the  Fund's  registration  statement filed with the  Securities  and  Exchange  Commission  and can be reviewed  and copied at the SEC's Public  Reference Room in  Washington,  D.C. You can obtain information  about the  hours of  operation  of the  Public  Reference  Room by calling  the SEC at  1-202-942-8090.  The Code of Ethics  can also be viewed as part of the Fund's  registration  statement on the SEC's EDGAR  database at the
SEC's Internet web site at  http://www.sec.gov.  Copies may be obtained,  after paying a  duplicating  fee,  by  electronic  request  at the  following  E-mail address:  publicinfo@sec.gov.,  or by  writing  to the SEC's  Public  Reference
Section, Washington, D.C. 20549-0102.

      The  Investment  Advisory  Agreement.  The  Manager  provides  investment advisory  and  management  services  to the Fund under an  investment  advisory agreement  between  the Manager and the Fund.  The Manager  selects  securities for the Fund's  portfolio and handles its  day-to-day  business.  The portfolio manager  of the  Fund is  employed  by the  Manager  and is the  person  who is
principally   responsible   for  the   day-to-day   management  of  the  Fund's
portfolio.   Other  members  of  the  Manager's   fixed-income  Portfolio  Team
provide the  portfolio  manager with counsel and support in managing the Fund's portfolio.

      The agreement requires the Manager,  at its expense,  to provide the Fund with adequate  office space,  facilities  and  equipment.  It also requires the
Manager to provide and  supervise  the  activities  of all  administrative  and clerical personnel  required to provide effective  administration for the Fund.
Those  responsibilities  include the  compilation  and  maintenance  of records with  respect  to its  operations,  the  preparation  and  filing of  specified reports,  and  composition of proxy materials and  registration  statements for continuous public sale of shares of the Fund.

      The Fund pays  expenses not  expressly  assumed by the Manager  under the advisory  agreement.  The advisory agreement lists examples of expenses paid by
the  Fund.  The  major  categories   relate  to  interest,   taxes,   brokerage
commissions,  fees to certain  Trustees,  legal and audit  expenses,  custodian and  transfer  agent  expenses,  share  issuance  costs,  certain  printing and registration  costs and  non-recurring  expenses,  including  litigation costs.
The  management  fees paid by the Fund to the  Manager  are  calculated  at the rates  described  in the  Prospectus,  which are  applied  to the assets of the
Fund as a whole.  The fees are  allocated  to each  class of shares  based upon the relative proportion of the Fund's net assets represented by that class.

    --------------------------------------------------------------
     Fiscal Period ended          Management Fees Paid to
            10/31:                 OppenheimerFunds, Inc.
    --------------------------------------------------------------
    --------------------------------------------------------------
             2000                         $54,382
    --------------------------------------------------------------

      The investment  advisory  agreement states that in the absence of willful misfeasance,  bad faith,  gross  negligence in the performance of its duties or
reckless   disregard  of  its  obligations  and  duties  under  the  investment advisory  agreement,  the Manager is not liable for any loss the Fund  sustains for any investment,  adoption of any investment  policy, or the purchase,  sale or retention of any security.

      The agreement  permits the Manager to act as  investment  adviser for any other  person,  firm  or  corporation  and to use  the  name  "Oppenheimer"  in connection with other  investment  companies for which it may act as investment adviser  or  general  distributor.  If  the  Manager  shall  no  longer  act as investment  adviser to the Fund,  the  Manager  may  withdraw  the right of the
Fund to use the name "Oppenheimer" as part of its name.

Brokerage Policies of the Fund

Brokerage  Provisions of the Investment Advisory  Agreement.  One of the duties of the  Manager  under the  investment  advisory  agreement  is to arrange  the
portfolio   transactions  for  the  Fund.  The  advisory   agreement   contains
provisions  relating to the employment of  broker-dealers  to effect the Fund's portfolio  transactions.  The Manager is authorized  by the advisory  agreement to  employ  broker-dealers,  including  "affiliated"  brokers,  as that term is defined in the  Investment  Company Act. The Manager may employ  broker-dealers that the Manager  thinks,  in its best judgment based on all relevant  factors, will  implement the policy of the Fund to obtain,  at reasonable  expense,  the
"best execution" of the Fund's portfolio  transactions.  "Best execution" means prompt and  reliable  execution at the most  favorable  price  obtainable.  The
Manager  need  not  seek  competitive   commission  bidding.   However,  it  is
expected to be aware of the current  rates of eligible  brokers and to minimize the commissions  paid to the extent  consistent with the interests and policies of the Fund as established by its Board of Trustees.

      Under the investment advisory  agreement,  the Manager may select brokers
(other than  affiliates) that provide  brokerage  and/or research  services for the Fund and/or the other  accounts  over which the  Manager or its  affiliates have  investment  discretion.  The  commissions  paid  to such  brokers  may be higher than another  qualified  broker  would  charge,  if the Manager  makes a good  faith  determination  that  the  commission  is fair  and  reasonable  in relation  to the  services  provided.  Subject  to those  considerations,  as a factor  in  selecting  brokers  for  the  Fund's  portfolio  transactions,  the
Manager  may also  consider  sales of shares  of the Fund and other  investment companies for which the Manager or an affiliate serves as investment adviser.

Brokerage  Practices Followed by the Manager.  The Manager allocates  brokerage for the Fund subject to the  provisions of the  investment  advisory  agreement and  the  procedures  and  rules  described  above.  Generally,  the  Manager's portfolio  traders  allocate  brokerage  based  upon  recommendations  from the
Manager's  portfolio  managers.  In certain  instances,  portfolio managers may directly  place trades and allocate  brokerage.  In either case,  the Manager's executive officers supervise the allocation of brokerage.

      Transactions in securities  other than those for which an exchange is the primary  market  are  generally  done  with  principals  or market  makers.  In transactions  on  foreign  exchanges,  the Fund may be  required  to pay  fixed brokerage  commissions  and therefore  would not have the benefit of negotiated
commissions   available  in  U.S.  markets.   Brokerage  commissions  are  paid
primarily for  transactions  in listed  securities or for certain  fixed-income agency transactions in the secondary market.  Otherwise  brokerage  commissions are paid only if it appears  likely  that a better  price or  execution  can be obtained by doing so. In an option  transaction,  the Fund  ordinarily uses the same broker for the purchase or sale of the option and any  transaction  in the securities  to which the option  relates.  Other  funds  advised by the Manager have investment  policies  similar to those of the Fund.  Those other funds may purchase  or sell the  same  securities  as the  Fund at the  same  time as the
Fund,  which  could  affect the supply and price of the  securities.  If two or more funds  advised by the Manager  purchase the same  security on the same day from  the same  dealer,  the  transactions  under  those  combined  orders  are averaged as to price and  allocated  in  accordance  with the  purchase or sale orders actually placed for each account.

      Most  purchases of debt  obligations  are principal  transactions  at net prices.  Instead of using a broker for those  transactions,  the Fund  normally deals  directly  with the  selling  or  purchasing  principal  or market  maker unless  the  Manager  determines  that  a  better  price  or  execution  can be
obtained  by  using  the   services  of  a  broker.   Purchases   of  portfolio
securities  from  underwriters  include a commission or concession  paid by the issuer to the  underwriter.  Purchases  from dealers  include a spread  between the bid and asked prices.  The Fund seeks to obtain  prompt  execution of these orders  at  the  most  favorable  net  price.  Purchases  of  shares  of  other
Oppenheimer  funds do not require the payment of a  commission,  concession  or spread.

      The  investment  advisory  agreement  permits  the  Manager  to  allocate
brokerage  for  research   services.   The  research  services  provided  by  a
particular  broker may be useful only to one or more of the  advisory  accounts of the Manager and its  affiliates.  The investment  research  received for the commissions  of those other  accounts may be useful both to the Fund and one or more of the Manager's  other accounts.  Investment  research may be supplied to the Manager by a third party at the instance of a broker  through  which trades are placed.

      Investment   research  services  include   information  and  analysis  on
particular  companies and  industries as well as market or economic  trends and portfolio strategy,  market quotations for portfolio  evaluations,  information systems,  computer  hardware and similar  products and services.  If a research
service  also  assists  the  Manager  in  a  non-research   capacity  (such  as
bookkeeping  or other  administrative  functions),  then only the percentage or
component   that  provides   assistance  to  the  Manager  in  the   investment
decision-making process may be paid in commission dollars.

      The Board of Trustees  permits the Manager to use stated  commissions  on
secondary   fixed-income  agency  trades  to  obtain  research  if  the  broker represents to the Manager  that:  (i) the trade is not from or for the broker's own  inventory,  (ii) the trade was  executed by the broker on an agency  basis at the  stated  commission,  and (iii) the  trade is not a  riskless  principal transaction.  The Board of Trustees  permits the Manager to use  concessions on fixed-price  offerings to obtain  research,  in the same manner as is permitted for agency transactions.

      The  research  services  provided  by  brokers  broadens  the  scope  and supplements  the research  activities of the Manager.  That  research  provides additional  views and comparisons for  consideration,  and helps the Manager to obtain  market  information  for the  valuation of  securities  that are either held  in the  Fund's  portfolio  or are  being  considered  for  purchase.  The
Manager  provides  information  to the  Board  about  the  commissions  paid to brokers  furnishing such services,  together with the Manager's  representation that the  amount of such  commissions  was  reasonably  related to the value or benefit of such services.

----------------------------------------------------------------------

   Fiscal Year Ended    Total Brokerage Commissions Paid by the Fund1
        10/31:
----------------------------------------------------------------------
----------------------------------------------------------------------

         2000                               None
----------------------------------------------------------------------
1.     Amounts do not include spreads or commissions on principal  transactions on a net trade basis

Distribution and Service Plans

The  Distributor.  Under its  General  Distributor's  Agreement  with the Fund, the  Distributor  acts as the Fund's  principal  underwriter  in the continuous public  offering  of the  Fund's  classes  of shares.  The  Distributor  is not
obligated   to  sell  a   specific   number  of   shares.   Expenses   normally
attributable to sales are borne by the Distributor.

    The compensation  paid to (or retained by) the Distributor from the sale of shares or on the  redemption  of shares  during the Fund's first fiscal year is shown in the table below.

--------------------------------------------------------------------

          Aggregate    Class A   Concessions Concessions Concessions
Fiscal    Front-End   Front-End  on Class A  on Class B  on Class
Year        Sales       Sales      Shares      Shares    C Shares
Ended    Charges on    Charges    Advanced    Advanced   Advanced
 10/31:    Class A    Retained       by          by      by
           Shares        by      Distributor Distributor Distributor
                     Distributor1
--------------------------------------------------------------------
--------------------------------------------------------------------
  2000     $21,305     $ 1,390     $21,305     $9,701      $ 655
--------------------------------------------------------------------
1.    Includes  amounts  retained by a broker-dealer  that is an affiliate or a parent of the Distributor.

--------------------------------------------------------------------

Fiscal          Class A      Class B Contingent       Class C
Year          Contingent       Deferred Sales        Contingent
Ended       Deferred Sales    Charges Retained     Deferred Sales
  10/31    Charges Retained    by Distributor     Charges Retained
            by Distributor                         by Distributor
--------------------------------------------------------------------
--------------------------------------------------------------------
   2000           $0                 $0                  $0
--------------------------------------------------------------------

Distribution  and  Service  Plans.  The Fund has  adopted  a  Service  Plan for
Class A shares  and  Distribution  and  Service  Plans for Class B, Class C and
Class N shares  under Rule 12b-1 of the  Investment  Company  Act.  Under those plans  the  Fund  pays  the  Distributor  for  all or a  portion  of its  costs incurred in connection  with the  distribution  and/or  servicing of the shares of the particular class.

      Under the plans,  the Manager and the  Distributor  may make  payments to affiliates and, in their sole  discretion,  from time to time may use their own resources  (at no  direct  cost to the  Fund)  to  make  payments  to  brokers, dealers or other financial  institutions for  distribution  and  administrative services  they  perform.  The Manager may use its profits from the advisory fee it receives from the Fund. In their sole  discretion,  the  Distributor and the
Manager may  increase or decrease  the amount of payments  they make from their own resources to plan recipients.

      Unless a plan is terminated  as described  below,  the plan  continues in effect  from  year to year but only if the  Fund's  Board of  Trustees  and its
Independent  Trustees  specifically  vote annually to approve its  continuance.
Approval  must be by a vote cast in person at a meeting  called for the purpose of  voting on  continuing  the plan.  A plan may be  terminated  at any time by the  vote of a  majority  of the  Independent  Trustees  or by the  vote of the holders of a  "majority"  (as  defined in the  Investment  Company  Act) of the outstanding shares of that class.

      The Board of  Trustees  and the  Independent  Trustees  must  approve all material  amendments to a plan. An amendment to increase  materially the amount of payments to be made under a plan must be  approved  by  shareholders  of the
class  affected  by  the  amendment.   Because  Class  B  shares  of  the  Fund
automatically  convert into Class A shares  after six (6) years,  the Fund must obtain the  approval  of both Class A and Class B  shareholders  for a proposed material  amendment  to  the  Class  A  Plan  that  would  materially  increase payments  under the Plan.  That  approval  must be by a "majority"  (as defined in the Investment  Company Act) of the shares of each Class,  voting separately by class.

      While the Plans are in effect,  the  Treasurer of the Fund shall  provide separate  written  reports  on the  plans  to the  Board of  Trustees  at least quarterly  for  its  review.  The  Reports  shall  detail  the  amount  of  all payments  made under a plan and the purpose for which the  payments  were made.
Those  reports  are  subject  to the  review and  approval  of the  Independent
Trustees.

      Each  Plan  states  that  while  it  is  in  effect,  the  selection  and nomination of those  Trustees of the Fund who are not  "interested  persons" of the Fund is committed  to the  discretion  of the  Independent  Trustees.  This does not prevent the  involvement  of others in the  selection  and  nomination process  as long  as the  final  decision  as to  selection  or  nomination  is approved by a majority of the Independent Trustees.

      Under the plan for a class,  no payment will be made to any  recipient in any quarter in which the  aggregate  net asset value of all Fund shares of that class held by the  recipient  for itself  and its  customers  does not exceed a minimum  amount,  if any,  that may be set from time to time by a  majority  of the  Independent  Trustees.  The Board of Trustees has set no minimum amount of assets to qualify for payments under the plans.

      o Class A  Service  Plan  Fees.  Under  the  Class A  Service  Plan,  the
Distributor  currently  uses the fees it receives from the Fund to pay brokers,
dealers   and  other   financial   institutions   (they  are   referred  to  as
"recipients")  for personal  services  and account  maintenance  services  they provide for their  customers  who hold Class A shares.  The  services  include, among  others,  answering  customer  inquiries  about  the Fund,  assisting  in
establishing  and  maintaining   accounts  in  the  Fund,   making  the  Fund's
investment  plans  available and providing other services at the request of the
Fund or the  Distributor.  While  the  plan  permits  the  Board  to  authorize payments to the  Distributor  to reimburse  itself for services under the plan, the  Board  has not  yet  done  so.  The  Distributor  makes  payments  to plan recipients  quarterly  at an  annual  rate not to exceed  0.25% of the  average annual net assets  consisting  of Class A shares  held in the  accounts  of the recipients or their customers.

      For the fiscal  period ended  October 31,  2000,  $17,736 were paid under the  Class A Plan.  Any  unreimbursed  expenses  the  Distributor  incurs  with respect  to  Class  A  shares  in  any  fiscal  year  cannot  be  recovered  in subsequent  years.  The  Distributor  may not use payments  received  under the
Class A Plan to pay any of its interest  expenses,  carrying charges,  or other financial costs, or allocation of overhead.

      o Class B,  Class C and  Class N  Service  and  Distribution  Plan  Fees.
Under the Class B and Class C plans,  service fees and  distribution  fees, and with  respect to the Class N plan the  distribution  fees,  are computed on the average of the net asset value of shares in the  respective  class,  determined as of the close of each regular  business  day during the period.  The Class B,
Class C and Class N plans provide for the  Distributor  to be  compensated at a flat rate,  whether the  Distributor's  distribution  expenses are more or less than the  amounts  paid by the Fund under the plan  during the period for which the fee is paid. The types of services that  Recipients  provide are similar to the services provided under the Class A service plan, described above.

      Each Plan permits the  Distributor to retain both the  asset-based  sales charges  and  the  service  fees  or to pay  recipients  the  service  fee on a
quarterly  basis,   without  payment  in  advance.   However,  the  Distributor
currently  intends to pay the  service  fee to  recipients  in advance  for the first  year after the shares  are  purchased.  After the first year  shares are outstanding,  the  Distributor  makes  service fee payments  quarterly on those shares.  The advance  payment is based on the net asset  value of shares  sold.
Shares  purchased  by  exchange  do not  qualify  for the  advance  service fee payment.  If Class B or Class C shares  are  redeemed  during  the  first  year after their  purchase,  the  recipient of the service fees on those shares will be  obligated  to repay  the  Distributor  a pro rata  portion  of the  advance payment of the service fee made on those shares.

      The  Distributor  retains  the  asset-based  sales  charge on Class B and
Class N  shares.  The  Distributor  retains  the  asset-based  sales  charge on
Class C shares  during the first year the shares are  outstanding.  It pays the asset-based  sales charge as an ongoing  concession to the recipient on Class C shares  outstanding  for a year or more.  If a dealer  has a special  agreement with the  Distributor,  the  Distributor  will pay the  Class B and/or  Class C service fee and the  asset-based  sales charge to the dealer  quarterly in lieu of paying  the sales  concessions  and  service  fee in  advance at the time of purchase.

      The  asset-based  sales  charges  on Class B,  Class C and Class N shares allow  investors to buy shares without a front-end  sales charge while allowing the  Distributor  to compensate  dealers that sell those shares.  The Fund pays the asset-based  sales charges to the Distributor for its services  rendered in distributing  Class B,  Class C and Class N shares.  The  payments  are made to the Distributor in recognition that the Distributor:
      o pays sales  concessions  to authorized  brokers and dealers at the time of sale and pays service fees as described above,
      o may  finance  payment of sales  concessions  and/or the  advance of the service fee payment to recipients  under the plans, or may provide such
        financing   from  its  own  resources  or  from  the  resources  of  an affiliate,
      o employs  personnel  to  support  distribution  of Class B,  Class C and
        Class N shares, and
      o bears  the  costs of sales  literature,  advertising  and  prospectuses
        (other than those  furnished to current  shareholders)  and state "blue sky" registration fees and certain other distribution expenses.

      When Class B, Class C or Class N shares are sold without the  designation of  a  broker-dealer,  the  Distributor  is  automatically  designated  as  the broker-dealer of record.  In those cases,  the Distributor  retains the service fee paid on Class B and  Class C  shares  and  retains  the  asset-based  sales charge paid on Class B, Class C and Class N shares.

      The  Distributor's  actual expenses in selling Class B, Class C and Class
N shares  may be more  than  the  payments  it  receives  from  the  contingent deferred  sales  charges  collected on redeemed  shares and from the Fund under the  plans.  If either the Class B,  Class C or Class N plan is  terminated  by the Fund,  the Board of  Trustees  may allow the Fund to  continue  payments of the  asset-based  sales  charge  to the  Distributor  for  distributing  shares before the plan was terminated.

--------------------------------------------------------------------
Distribution Fees Paid to the Distributor in the Fiscal Year Ended
                             10/31/00*
--------------------------------------------------------------------
--------------------------------------------------------------------
                                        Distributor's  Distributor's
                                          Aggregate    Unreimbursed
                 Total        Amount     Unreimbursed  Expenses as
                Payments   Retained by     Expenses         %
    Class      Under Plan  Distributor    Under Plan      of Net
                                                          Assets
                                                         of Class
--------------------------------------------------------------------
--------------------------------------------------------------------
Class B Plan      $808         $524         $6,744        2.04%
--------------------------------------------------------------------
--------------------------------------------------------------------
Class C Plan      $245         $175           $0            0%
--------------------------------------------------------------------
* Class N shares  were not  offered  for sale  during  the Fund's  fiscal  year ended 10/31/00.

      All  payments  under the Class B and the Class C plans are subject to the limitations  imposed  by the  Conduct  Rules  of the  National  Association  of
Securities  Dealers,  Inc. on payments of asset-based sales charges and service fees.

Performance of the Fund

Explanation  of  Performance  Terminology.  The Fund uses a variety of terms to
illustrate  its  performance.   These  terms  include   "standardized   yield,"
"dividend  yield,"  "average annual total return,"  "cumulative  total return,"
"average  annual  total  return at net asset  value" and  "total  return at net asset value." An  explanation  of how yields and total  returns are  calculated is set forth  below.  The charts  below show the Fund's  performance  as of the
Fund's  most  recent  fiscal  period.   You  can  obtain  current   performance
information  by  calling  the Fund's  Transfer  Agent at  1.800.525.7048  or by
visiting      the      OppenheimerFunds      Internet      web      site     at
http://www.oppenheimerfunds.com.

      The Fund's  illustrations of its performance data in advertisements  must comply  with rules of the  Securities  and  Exchange  Commission.  Those  rules describe  the  types of  performance  data that may be used and how it is to be calculated.  In general,  any advertisement by the Fund of its performance data must  include the average  annual  total  returns for the  advertised  class of shares  of the Fund.  Those  returns  must be shown for the 1-, 5- and  10-year periods  (or the life of the  class,  if less)  ending as of the most  recently ended calendar  quarter prior to the publication of the  advertisement  (or its submission  for  publication).  Certain  types of  yields  may  also be  shown, provided  that  they are  accompanied  by  standardized  average  annual  total returns.

      Use of  standardized  performance  calculations  enables an  investor  to compare the Fund's  performance to the  performance of other funds for the same periods.  However,  a number of factors  should be considered  before using the
Fund's   performance   information  as  a  basis  for  comparison   with  other
investments:

      |_| Yields and total returns  measure the  performance  of a hypothetical account in the Fund over  various  periods and do not show the  performance  of each  shareholder's  account.  Your  account's  performance  will vary from the model  performance  data if your  dividends are received in cash, or you buy or sell shares  during the period,  or you bought your shares at a different  time and price than the shares used in the model.
      |_| The Fund's  performance  returns do not  reflect  the effect of taxes on dividends and capital gains distributions.

      |_| An  investment  in the Fund is not  insured  by the FDIC or any other government agency.

      |_| The principal  value of the Fund's  shares,  and its yields and total returns are not guaranteed and normally will fluctuate on a daily basis.

      |_| When an  investor's  shares are  redeemed,  they may be worth more or less than their original cost.

      |_|  Yields  and  total  returns  for any  given  past  period  represent historical  performance  information and are not, and should not be considered, a prediction of future yields or returns.

      The performance of each class of shares is shown separately,  because the performance  of each  class  of  shares  will  usually  be  different.  That is because of the  different  kinds of expenses  each class bears.  The yields and total  returns  of each  class of  shares  of the Fund are  affected  by market conditions,  the  quality  of the Fund's  investments,  the  maturity  of those investments,  the  types of  investments  the  Fund  holds,  and its  operating expenses that are allocated to the particular class.

      |X| Yields.  The Fund uses a variety of  different  yields to  illustrate its  current  returns.  Each class of shares  calculates  its yield  separately because of the different expenses that affect each class.

           |_|  Standardized   Yield.  The   "standardized   yield"  (sometimes
referred  to just as  "yield")  is  shown  for a class of  shares  for a stated
thirty (30) day  period.  It is not based on actual  distributions  paid by the
Fund to  shareholders  in the thirty  (30) day  period,  but is a  hypothetical
yield  based  upon  the  net  investment   income  from  the  Fund's  portfolio
investments  for that  period.  It may  therefore  differ  from  the  "dividend yield" for the same class of shares, described below.

      Standardized  yield is calculated  using the following  formula set forth in rules  adopted  by the  Securities  and  Exchange  Commission,  designed  to assure uniformity in the way that all funds calculate their yields:

                               [OBJECT OMITTED]

      The symbols above represent the following factors:

      a =dividends and interest earned during the thirty (30) day period.

      b =expenses accrued for the period (net of any expense assumptions).

      c =the average  daily number of shares of that class  outstanding  during the thirty (30) day period that were entitled to receive dividends.

      d =the maximum  offering price per share of that class on the last day of the period, adjusted for undistributed net investment income.

      The  standardized  yield for a  particular  thirty  (30) day  period  may differ  from the yield for other  periods.  The SEC  formula  assumes  that the standardized  yield for a thirty (30) day period  occurs at a constant rate for a six  (6)  month  period  and  is  annualized  at the  end  of  the  six-month period.  Additionally,  because  each class of shares is  subject to  different expenses,  it is likely that the  standardized  yields of the Fund's classes of shares will differ for any thirty (30) day period.

           |_| Dividend Yield.  The Fund may quote a "dividend  yield" for each class  of its  shares.  Dividend  yield is  based  on the  dividends  paid on a class of shares  during the  actual  dividend  period.  To  calculate  dividend yield,  the  dividends  of a class  declared  during a stated  period are added together,  and the sum is  multiplied  by twelve (12) (to  annualize the yield)
and  divided  by the  maximum  offering  price on the last day of the  dividend period.  The formula is shown below:

  Dividend Yield = dividends paid x 12/maximum offering price (payment date)

      The  maximum  offering  price for  Class A shares  includes  the  current maximum  initial  sales  charge.  The  maximum  offering  price for Class B and
Class C shares  is the net asset  value  per  share,  without  considering  the effect  of  contingent  deferred  sales  charges.  There is no sales  charge on
Class Y  shares.  The  Class A  dividend  yield  may  also  be  quoted  without deducting the maximum initial sales charge.

  ------------------------------------------------------------------
      The Fund's Yields for the 30-Day Periods Ended 10/31/00*
  ------------------------------------------------------------------
  ------------------------------------------------------------------

               Standardized Yield            Dividend Yield

  Class of
  Shares
  ------------------------------------------------------------------
  ------------------------------------------------------------------
             Without       After       Without          After
              Sales        Sales        Sales           Sales
            Charge(NAV) Charge(MOP)  Charge(NAV)     Charge(MOP)
  ------------------------------------------------------------------
  ------------------------------------------------------------------
  Class A     3.21%        3.10%        5.90%           5.70%
  ------------------------------------------------------------------
  ------------------------------------------------------------------
  Class B     2.68%         N/A         5.19%            N/A
  ------------------------------------------------------------------
  ------------------------------------------------------------------
  Class C     2.46%         N/A         5.19%            N/A
  ------------------------------------------------------------------
  ------------------------------------------------------------------
  Class Y     3.34%         N/A         6.14%            N/A
  ------------------------------------------------------------------
   * Class N shares were not  offered  for sale  during the Fund's  fiscal year ended 10/31/00.

      |X|  Total  Return  Information.  There  are  different  types of  "total returns"  to measure  the  Fund's  performance.  Total  return is the change in value of a  hypothetical  investment in the Fund over a given period,  assuming
that  all  dividends  and  capital  gains   distributions   are  reinvested  in
additional  shares  and  that  the  investment  is  redeemed  at the end of the period.  Because of  differences  in  expenses  for each  class of shares,  the total returns for each class are  separately  measured.  The  cumulative  total return  measures the change in value over the entire period (for  example,  ten
(10)  years).  An average  annual total return shows the average rate of return for each year in a period that would produce the  cumulative  total return over the entire  period.  However,  average  annual total returns do not show actual year-by-year  performance.  The Fund  uses  standardized  calculations  for its total returns as prescribed by the SEC.  The methodology is discussed below.

      In  calculating  total  returns for Class A shares,  the current  maximum sales  charge of 3.50% (as a  percentage  of the  offering  price) is  deducted from the initial  investment  ("P")  (unless the return is shown  without sales charge,  as described  below).  For Class B shares,  payment of the  applicable contingent  deferred  sales  charge is  applied,  depending  on the  period for which the return is shown:  4.0% in the first  year,  3.0% in the second  year,
2.0%  in  the  third  and  fourth  years,  1.0%  in the  fifth  year  and  none thereafter.  For Class C shares,  the 1%  contingent  deferred  sales charge is deducted  for  returns  for the one (1) year  period.  Class Y  shares  are not subject to a sales charge.

           |_| Average Annual Total Return.  The "average  annual total return"
of each class is an average annual  compounded  rate of return for each year in a specified  number of years.  It is the rate of return  based on the change in value of a  hypothetical  initial  investment  of  $1,000  ("P" in the  formula below)  held for a number of years  ("n" in the  formula)  to achieve an Ending
Redeemable  Value ("ERV" in the formula) of that  investment,  according to the following formula:

                               [OBJECT OMITTED]

           |_|  Cumulative   Total  Return.   The  "cumulative   total  return"
calculation  measures  the  change  in value of a  hypothetical  investment  of
$1,000 over an entire period of years.  Its  calculation  uses some of the same factors as average  annual  total  return,  but it does not average the rate of return on an annual basis.  Cumulative total return is determined as follows:

                               [OBJECT OMITTED]

           |_| Total  Returns  at Net Asset  Value.  From time to time the Fund may also quote a  cumulative  or an average  annual  total return "at net asset value"  (without  deducting  sales  charges)  for Class A, Class B, Class C and
Class N shares.  Each is based on the  difference  in net asset value per share at the  beginning  and the end of the period for a  hypothetical  investment in that class of shares  (without  considering  front-end or  contingent  deferred sales charges) and takes into  consideration  the reinvestment of dividends and capital gains distributions.

----------------------------------------------------------------------

      The Fund's Total Returns for the Periods Ended 10/31/00*
----------------------------------------------------------------------
----------------------------------------------------------------------
         Cumulative             Average Annual Total Returns
Class    Total Returns
of       (10 years or
Shares   Life of Class)
----------------------------------------------------------------------
----------------------------------------------------------------------
                            1-Year         5-Year         10-Year
                             (or             (or            (or
                        life-of-class) life-of-class)  life-of-class)
----------------------------------------------------------------------
----------------------------------------------------------------------
         After   WithoutAfter   WithoutAfter   Without After  Without
         Sales   Sales  Sales   Sales  Sales   Sales   Sales  Sales
         Charge  Charge Charge  Charge Charge  Charge  Charge Charge
         (MOP)   (NAV)  (MOP)   (NAV)  (MOP)   (NAV)   (MOP)  (NAV)
----------------------------------------------------------------------
----------------------------------------------------------------------
Class A  3.02%(1)6.76%   2.46%  6.18%  2.76%(1)6.16%(1) N/A     N/A
----------------------------------------------------------------------
----------------------------------------------------------------------
Class B  2.93%1          1.43%         2.68%(1)5.41%(1) N/A     N/A
                 5.93%1         5.43%
----------------------------------------------------------------------
----------------------------------------------------------------------
Class C  5.93%1          4.43%  5.43%  5.41%(1)5.41%(1) N/A     N/A
                 5.93%1
----------------------------------------------------------------------
----------------------------------------------------------------------
Class Y                   6.43%  6.43% 6.41%(1)6.41%(1) N/A     N/A
         7.03%1  7.03%1
----------------------------------------------------------------------
1.    Inception of Class A, Class B, Class C and Class Y:  9/27/99.
* Class N shares  were not  offered  for sale  during  the Fund's  fiscal  year ended 10/31/00.

Other Performance  Comparisons.  The Fund compares its performance  annually to that of an  appropriate  broadly-based  market  index in its  Annual  Report to shareholders.  You can obtain  that  information  by  contacting  the  Transfer
Agent  at the  addresses  or  telephone  numbers  shown  on the  cover  of this
Statement   of   Additional   Information.   The  Fund  may  also  compare  its
performance  to that of other  investments,  including  other mutual funds,  or use rankings of its performance by independent  ranking  entities.  Examples of these performance comparisons are set forth below.

      |X| Lipper  Rankings.  From time to time the Fund may publish the ranking of the  performance  of its  classes of shares by Lipper  Analytical  Services,
Inc.  ("Lipper").   Lipper  is  a  widely-recognized  independent  mutual  fund monitoring  service.  Lipper monitors the  performance of regulated  investment companies,  including  the  Fund,  and  ranks  their  performance  for  various
periods  based  on  categories   based  on   investment   styles.   The  Lipper
performance  rankings are based on total returns that include the  reinvestment of  capital  gain  distributions  and  income  dividends  but do not take sales charges  or  taxes  into  consideration.  Lipper  also  publishes  "peer-group"
indices of the  performance  of all mutual funds in a category that it monitors and averages of the performance of the funds in particular categories.

      |X|  Morningstar  Ratings  and  Rankings.  From time to time the Fund may publish the ranking  and/or  star rating of the  performance  of its classes of shares  by  Morningstar,  Inc.  ("Morningstar"),  an  independent  mutual  fund
monitoring  service.   Morningstar  rates  and  ranks  mutual  funds  in  broad
investment  categories:   domestic  stock  funds,  international  stock  funds,
taxable  bond funds and  municipal  bond  funds.  The Fund is  included  in the taxable bond funds category.

      Morningstar  proprietary  star ratings reflect  historical  risk-adjusted total  investment  return.  Investment  return  measures a fund's (or  class's)
one-,  three-,  five- and ten-year  average annual total returns  (depending on the  inception  of the  fund or  class)  in  excess  of  ninety  (90)  day U.S.
Treasury  bill  returns  after   considering   the  fund's  sales  charges  and
expenses.  Risk is measured by a fund's (or class's)  performance  below ninety
(90) day U.S.  Treasury bill returns.  Risk and investment  return are combined to produce star ratings reflecting  performance  relative to the other funds in the fund's  category.  Five stars is the  "highest"  ranking  (top 10% of funds in a category),  four stars is "above  average"  (next  22.5%),  three stars is
"average"  (next 35%),  two stars is "below  average" (next 22.5%) and one star is "lowest"  (bottom  10%).  The current star rating is the fund's (or class's)
overall  rating,  which is the fund's  3-year  rating,  or its  combined 3- and
5-year rating  (weighted  60%/40%,  respectively),  or its combined 3-, 5-, and
10-year  ranking  (weighted  40%/30%/30%,   respectively),   depending  on  the
inception  date  of  the  fund  (or  class).  Ratings  are  subject  to  change monthly.

      The Fund may also  compare  its  total  return  ranking  to that of other funds in its  Morningstar  category,  in  addition to its star  ratings.  Those total return rankings are  percentages  from one percent to one hundred percent and are not risk adjusted.  For example,  if a fund is in the 94th  percentile, that means that 94% of the funds in the same  category  performed  better  than it did.

      |X|   Performance   Rankings  and   Comparisons  by  Other  Entities  and
Publications.  From  time to time the Fund may  include  in its  advertisements
and  sales  literature   performance   information  about  the  Fund  cited  in
newspapers and other  periodicals  such as The New York Times,  The Wall Street
Journal,  Barron's,  or similar  publications.  That  information  may  include performance  quotations from other sources,  including  Lipper and Morningstar.
The   performance   of  the  Fund's  classes  of  shares  may  be  compared  in
publications   to  the   performance   of  various   market  indices  or  other
investments,  and averages,  performance  rankings or other benchmarks prepared by recognized mutual fund statistical services.

      Investors  may also wish to  compare  the  returns  on the  Fund's  share classes  to the return on  fixed-income  investments  available  from banks and
thrift   institutions.   Those  include   certificates  of  deposit,   ordinary
interest-paying  checking  and  savings  accounts,  and other forms of fixed or variable  time  deposits,  and  various  other  instruments  such  as  Treasury bills.  However,  the Fund's  returns  and share  price are not  guaranteed  or insured by the FDIC or any other agency and will  fluctuate  daily,  while bank depository  obligations  may be insured by the FDIC and may provide fixed rates of  return.  Repayment  of  principal  and  payment  of  interest  on  Treasury securities is backed by the full faith and credit of the U.S. government.

      From  time to time,  the Fund may  publish  rankings  or  ratings  of the
Manager or Transfer  Agent,  and of the investor  services  provided by them to shareholders of the Oppenheimer funds,  other than performance  rankings of the
Oppenheimer  funds  themselves.  Those ratings or rankings of  shareholder  and investor  services by third parties may include  comparisons  of their services to those  provided  by other  mutual  fund  families  selected by the rating or ranking  services.  They  may be based  upon  the  opinions  of the  rating  or ranking service itself,  using its research or judgment,  or based upon surveys of investors, brokers, shareholders or others.

      From time to time the Fund may  include in its  advertisements  and sales literature the total return  performance of a hypothetical  investment  account that  includes  shares of the fund and other  Oppenheimer  funds.  The combined account  may be  part  of an  illustration  of an  asset  allocation  model  or
similar  presentation.   The  account  performance  may  combine  total  return
performance of the fund and the total return  performance of other  Oppenheimer funds  included in the  account.  Additionally,  from time to time,  the Fund's
advertisements   and  sales   literature  may  include,   for  illustrative  or
comparative  purposes,  statistical data or other  information about general or specific market and economic conditions. That may include, for example,
o     information  about the  performance of certain  securities or commodities markets or segments of those markets,
o     information   about  the  performance  of  the  economies  of  particular countries or regions,
o     the earnings of companies included in segments of particular  industries, sectors, securities markets, countries or regions,
o     the  availability  of  different  types of  securities  or  offerings  of securities,
o     information  relating to the gross national or gross domestic  product of the United States or other countries or regions,
o     comparisons   of  various   market  sectors  or  indices  to  demonstrate
performance, risk, or other characteristics of the Fund.

A B O U T   Y O U R   A C C O U N T

How to Buy Shares

      Additional  information is presented  below about the methods that can be used to buy  shares of the Fund.  Appendix B contains  more  information  about
the  special  sales  charge   arrangements   offered  by  the  Fund,   and  the
circumstances  in which  sales  charges  may be reduced  or waived for  certain classes of investors.

AccountLink.  When shares are  purchased  through  AccountLink,  each  purchase must be at least $25.  Shares  will be  purchased  two  regular  business  days following  the regular  business day you instruct the  Distributor  to initiate the  Automated  Clearing  House  ("ACH")  transfer  to  buy  the  shares.  That instruction  must  be  received  prior  to the  close  of The  New  York  Stock
Exchange  that day.  Dividends  will begin to accrue on shares  purchased  with the  proceeds  of ACH  transfers  on the  business  day  after the  shares  are purchased.  The Exchange  normally  closes at 4:00 P.M.,  but may close earlier on certain days.  The proceeds of ACH  transfers  are normally  received by the
Fund three (3) days after the  transfers  are  initiated.  If the  proceeds  of the ACH transfer are not received on a timely basis,  the Distributor  reserves the  right to cancel  the  purchase  order.  The  Distributor  and the Fund are not  responsible for any delays in purchasing  shares  resulting from delays in
ACH transmissions.

Reduced  Sales  Charges.  As  discussed  in the  Prospectus,  a  reduced  sales charge rate may be  obtained  for Class A  shares  under Right of  Accumulation and Letters of Intent  because of the  economies of sales efforts and reduction in expenses  realized  by the  Distributor,  dealers  and  brokers  making such sales.  No sales  charge is imposed in certain  other  circumstances  described in  Appendix  B  to  this  Statement  of  Additional  Information  because  the
Distributor or dealer or broker incurs little or no selling expenses.

      |X| Right of  Accumulation.  To qualify for the lower sales  charge rates that apply to larger  purchases  of Class A shares and Class B shares,  you and your spouse can add together:
        |_|     Class A,  Class B and  Class N  shares  you  purchase  for your individual  accounts  (including IRAs and 403(b) plans), or for your joint  accounts,  or for trust or  custodial  accounts  on behalf of your children who are minors, and
        |_|     current  purchases  of Class A,  Class B and  Class N shares of the Fund and  other  Oppenheimer  funds to reduce  the sales  charge rate that applies to current purchases of Class A shares, and
        |_|     Class A,  Class B and Class N shares of  Oppenheimer  funds you previously  purchased  subject to an initial or contingent  deferred sales charge to reduce the sales  charge rate for current  purchases of Class A shares,  provided that you still hold your  investment in one of the Oppenheimer funds.

      A fiduciary can count all shares  purchased for a trust,  estate or other fiduciary  account  (including  one or more employee  benefit plans of the same employer) that has multiple  accounts.  The Distributor  will add the value, at current  offering price,  of the shares you previously  purchased and currently own to the value of current  purchases to determine  the sales charge rate that applies.  The reduced  sales charge will apply only to current  purchases.  You must request it when you buy shares.

      |X| The  Oppenheimer  Funds.  The  Oppenheimer  funds  are  those  mutual
funds   for   which   the   Distributor   acts  as  the   distributor   or  the
sub-distributor and currently include the following:

Oppenheimer Bond Fund               Oppenheimer  Main  Street  Growth and
                                    Income Fund
Oppenheimer   California  Municipal Oppenheimer       Main       Street
Fund                                Opportunity Fund
Oppenheimer  Capital   Appreciation Oppenheimer  Main Street  Small Cap
Fund                                Fund
Oppenheimer  Capital   Preservation
Fund                                Oppenheimer MidCap Fund
                                    Oppenheimer   Multiple   Strategies
Oppenheimer Capital Income Fund     Fund
Oppenheimer Champion Income Fund    Oppenheimer Municipal Bond Fund
Oppenheimer  Convertible Securities OSM1 -  Mercury  Advisors  S and P  500
Fund                                Index
                                    OSM1  -  Mercury   Advisors   Focus
Oppenheimer Developing Markets Fund Growth Fund
Oppenheimer  Disciplined Allocation
Fund                                Oppenheimer New York Municipal Fund
                                    Oppenheimer  New  Jersey  Municipal
Oppenheimer Value Fund              Fund
                                    Oppenheimer  Pennsylvania Municipal
Oppenheimer Discovery Fund          Fund
Oppenheimer Emerging Growth Fund    OSM1 - QM Active Balanced Fund
Oppenheimer  Emerging  Technologies Oppenheimer  Quest  Balanced  Value
Fund                                Fund
                                    Oppenheimer   Quest  Capital  Value
Oppenheimer Enterprise Fund         Fund, Inc.
                                    Oppenheimer   Quest   Global  Value
Oppenheimer Europe Fund             Fund, Inc.
                                    Oppenheimer    Quest    Opportunity
Oppenheimer Florida Municipal Fund  Value Fund
OSM1-  Gartmore  Millennium  Growth
Fund                                Oppenheimer Quest Value Fund, Inc.
Oppenheimer Global Fund             Oppenheimer Real Asset Fund
Oppenheimer  Global Growth and Income OSM1  -  Salomon  Brothers  Capital
Fund                                Fund
Oppenheimer    Gold    and   Special Oppenheimer  Senior  Floating  Rate
Minerals Fund                       Fund
Oppenheimer Growth Fund             Oppenheimer Small Cap Value Fund
Oppenheimer High Yield Fund         Oppenheimer Strategic Income Fund
Oppenheimer  Intermediate Municipal Oppenheimer   Total   Return  Fund,
Fund                                Inc.
Oppenheimer International Bond Fund Oppenheimer Trinity Core Fund
Oppenheimer   International  Growth
Fund                                Oppenheimer Trinity Growth Fund
Oppenheimer   International   Small
Company Fund                        Oppenheimer Trinity Value Fund
OSM1 -Jennison Growth Fund          Oppenheimer U.S. Government Trust
                                    Limited-Term   New  York  Municipal
Oppenheimer Large Cap Growth Fund   Fund
Oppenheimer            Limited-Term
Government Fund                     Rochester Fund Municipals
and  the  following   money  market
funds:

                                            Centennial   New  York  Tax
Centennial America Fund, L. P.      Exempt Trust
Centennial  California  Tax  Exempt
Trust                                       Centennial Tax Exempt Trust
Centennial Government Trust                 Oppenheimer Cash Reserves
                                            Oppenheimer   Money  Market
Centennial Money Market Trust       Fund, Inc.

      There is an initial  sales  charge on the  purchase  of Class A shares of each of the  Oppenheimer  funds except the money market  funds.  Under  certain
circumstances   described  in  this   Statement  of   Additional   Information,
redemption  proceeds  of certain  money  market fund shares may be subject to a contingent deferred sales charge.

Letters of Intent.  Under a Letter of Intent,  if you  purchase  Class A shares or Class A and Class B shares of the Fund and other  Oppenheimer  funds  during a  thirteen  (13) month  period,  you can  reduce  the sales  charge  rate that applies  to your  purchases  of  Class  A  shares.  The  total  amount  of your intended  purchases  of both  Class A and  Class B shares  will  determine  the reduced  sales  charge  rate1 - "OSM" is  Oppenheimer  Select  Managers for the
Class A shares  purchased  during that period.  You can include  purchases made up to ninety (90) days before the date of the Letter.

      A  Letter  of  Intent  is an  investor's  statement  in  writing  to  the
Distributor  of the  intention to purchase  Class A shares or Class A and Class
B shares of the Fund (and  other  Oppenheimer  funds)  during a  thirteen  (13)
month  period  (the  "Letter of Intent  period").  At the  investor's  request, this may  include  purchases  made up to ninety  (90) days prior to the date of the Letter.  The Letter states the  investor's  intention to make the aggregate amount of purchases of shares which,  when added to the investor's  holdings of shares  of those  funds,  will  equal or exceed  the  amount  specified  in the
Letter.  Purchases  made by  reinvestment  of  dividends  or  distributions  of capital  gains and  purchases  made at net asset value  without sales charge do not count toward satisfying the amount of the Letter.
      A Letter  enables  an  investor  to count  the Class A and Class B shares purchased  under  the  Letter  to  obtain  the  reduced  sales  charge  rate on purchases  of Class A shares of the Fund (and  other  Oppenheimer  funds)  that applies  under  the  Right of  Accumulation  to  current  purchases  of Class A shares.  Each  purchase of Class A shares  under the Letter will be made at the offering price  (including the sales charge) that applies to a single  lump-sum purchase of shares in the amount intended to be purchased under the Letter.

      In  submitting a Letter,  the investor  makes no  commitment  to purchase shares.  However,  if the  investor's  purchases of shares within the Letter of
Intent  period,  when added to the value (at offering  price) of the investor's holdings of shares on the last day of that  period,  do not equal or exceed the intended  purchase amount,  the investor agrees to pay the additional amount of sales  charge  applicable  to such  purchases.  That  amount  is  described  in
"Terms of Escrow,"  below (those terms may be amended by the  Distributor  from time to time).  The  investor  agrees that  shares  equal in value to 5% of the intended  purchase  amount will be held in escrow by the Transfer Agent subject to the Terms of  Escrow.  Also,  the  investor  agrees to be bound by the terms
of  the   Prospectus,   this  Statement  of  Additional   Information  and  the
Application  used for a Letter of Intent.  If those terms are amended,  as they may be from time to time by the Fund,  the  investor  agrees to be bound by the amended terms and that those  amendments will apply  automatically  to existing
Letters of Intent.

      If the total  eligible  purchases made during the Letter of Intent period
do  not  equal  or  exceed  the  intended  purchase  amount,   the  commissions
previously  paid to the  dealer of record  for the  account  and the  amount of sales  charge  retained  by the  Distributor  will  be  adjusted  to the  rates applicable to actual total  purchases.  If total eligible  purchases during the
Letter of Intent  period  exceed the  intended  purchase  amount and exceed the amount  needed to qualify for the next sales  charge rate  reduction  set forth in the  Prospectus,  the  sales  charges  paid  will be  adjusted  to the lower rate.  That  adjustment  will be made only if and when the  dealer  returns  to the  Distributor  the  excess of the amount of  concessions  allowed or paid to the dealer over the amount of  concessions  that apply to the actual  amount of purchases.  The excess  concessions  returned to the  Distributor  will be used to  purchase  additional  shares  for the  investor's  account at the net asset value  per share in effect  on the date of such  purchase,  promptly  after the
Distributor's receipt thereof.

      The  Transfer  Agent  will not hold  shares in escrow  for  purchases  of shares of the Fund and other  Oppenheimer funds by  OppenheimerFunds  prototype
401(k) plans under a Letter of Intent.  If the intended  purchase  amount under a Letter of Intent entered into by an  OppenheimerFunds  prototype  401(k) plan is not purchased by the plan by the end of the Letter of Intent  period,  there will be no adjustment of  concessions  paid to the  broker-dealer  or financial institution of record for accounts held in the name of that plan.

      In determining the total amount of purchases made under a Letter,  shares redeemed  by the  investor  prior to the  termination  of the  Letter of Intent period  will be  deducted.  It is the  responsibility  of the  dealer of record and/or the investor to advise the  Distributor  about the Letter in placing any purchase  orders for the investor  during the Letter of Intent  period.  All of such purchases must be made through the Distributor.

      |X|  Terms of Escrow That Apply to Letters of Intent.

      1. Out of the initial  purchase (or  subsequent  purchases if  necessary)
made  pursuant  to a Letter,  shares of the Fund equal in value up to 5% of the intended  purchase  amount  specified  in the Letter shall be held in escrow by the Transfer Agent.  For example,  if the intended  purchase amount is $50,000, the  escrow  shall be shares  valued in the amount of $2,500  (computed  at the offering  price  adjusted for a $50,000  purchase).  Any  dividends and capital gains  distributions  on the escrowed shares will be credited to the investor's account.

      2. If  the  total  minimum  investment  specified  under  the  Letter  is completed  within  the  thirteen  (13)  month  Letter  of  Intent  period,  the escrowed shares will be promptly released to the investor.

      3. If, at the end of the thirteen  (13) month Letter of Intent period the total  purchases  pursuant  to the Letter are less than the  intended  purchase amount  specified in the Letter,  the investor must remit to the Distributor an amount  equal to the  difference  between  the dollar  amount of sales  charges actually  paid and the amount of sales  charges  which  would have been paid if the total amount  purchased  had been made at a single time.  That sales charge adjustment  will apply to any shares  redeemed  prior to the  completion of the
Letter.  If the  difference  in sales  charges is not paid  within  twenty (20)
days  after a request  from the  Distributor  or the  dealer,  the  Distributor will,  within  sixty  (60) days of the  expiration  of the  Letter,  redeem the number of  escrowed  shares  necessary  to  realize  such  difference  in sales charges.  Full and fractional  shares  remaining  after such redemption will be released  from  escrow.  If a request is  received  to redeem  escrowed  shares prior to the payment of such  additional  sales  charge,  the sales charge will be withheld from the redemption proceeds.

      4. By signing  the  Letter,  the  investor  irrevocably  constitutes  and appoints the Transfer  Agent as  attorney-in-fact  to surrender for  redemption any or all escrowed shares.

5.    The shares  eligible  for  purchase  under the Letter (or the  holding of which may be counted toward completion of a Letter) include:
(a)   Class A shares sold with a front-end  sales  charge or subject to a Class
           A contingent deferred sales charge,
(b)   Class  B  shares  of  other  Oppenheimer  funds  acquired  subject  to  a contingent deferred sales charge, and
(c)   Class A or Class B shares  acquired  by  exchange  of either  (1) Class A shares  of one of the other  Oppenheimer  funds  that were  acquired subject to a Class A initial or  contingent  deferred  sales  charge or (2)  Class B shares of one of the other  Oppenheimer  funds  that were acquired subject to a contingent deferred sales charge.

      6. Shares held in escrow  hereunder will  automatically  be exchanged for shares of another fund to which an exchange is  requested,  as described in the section of the  Prospectus  entitled  "How to  Exchange  Shares" and the escrow will be transferred to that other fund.

Retirement  Plans.  Certain types of retirement  plans are entitled to purchase shares of the Fund without sales charge or at reduced  sales charge  rates,  as described in Appendix B to this  Statement of Additional  Information.  Certain
special  sales  charge  arrangements   described  in  that  Appendix  apply  to
retirement  plans whose records are  maintained on a daily  valuation  basis by
Merrill Lynch Pierce  Fenner and Smith,  Inc. or an  independent  record  keeper that has a contract  or  special  arrangement  with  Merrill  Lynch.  If on the date  the  plan  sponsor  signed  the  Merrill  Lynch  record  keeping  service agreement  the plan has less than $3  million  in  assets  (other  than  assets invested in money market funds)  invested in applicable  investments,  then the retirement  plan may  purchase  only Class B shares of the  Oppenheimer  funds.
Any retirement  plans in that category that currently  invest in Class B shares of the Fund will have their Class B shares  converted  to Class A shares of the
Fund when the plan's applicable investments reach $5 million.

Cancellation  of  Purchase  Orders.  Cancellation  of  purchase  orders for the
Fund's  shares  (for  example,  when a purchase  check is  returned to the Fund unpaid)  causes a loss to be  incurred  when the net asset  value of the Fund's shares on the  cancellation  date is less than on the purchase date.  That loss is  equal to the  amount  of the  decline  in the net  asset  value  per  share multiplied  by the number of shares in the  purchase  order.  The  investor  is responsible  for that loss. If the investor  fails to  compensate  the Fund for the loss, the  Distributor  will do so. The Fund may reimburse the  Distributor for that  amount  by  redeeming  shares  from any  account  registered  in that investor's name, or the Fund or the Distributor may seek other redress.

Classes of  Shares.  Each class of shares of the Fund  represents  an  interest in the same  portfolio  of  investments  of the Fund.  However,  each class has different  shareholder  privileges  and features.  The net income  attributable to Class B,  Class C or Class N shares  and the  dividends  payable on Class B,
Class C or  Class N  shares  will be  reduced  by  incremental  expenses  borne solely by that class.  Those  expenses  include the  asset-based  sales charges to which Class B, Class C and Class N shares are subject.

      The  availability  of different  classes of shares permits an investor to choose  the  method  of  purchasing  shares  that is more  appropriate  for the investor.  That may  depend on the amount of the  purchase,  the length of time the investor expects to hold shares,  and other relevant  circumstances.  Class
A shares  normally are sold  subject to an initial  sales  charge.  While Class
B, Class C and Class N shares  have no initial  sales  charge,  the  purpose of the  deferred  sales  charge and  asset-based  sales charge on Class B, Class C and Class N shares is the same as that of the initial  sales  charge on Class A shares - to  compensate  the  Distributor  and brokers,  dealers and  financial institutions  that sell shares of the Fund.  A  salesperson  who is entitled to receive  compensation  from his or her firm for selling Fund shares may receive different  levels of  compensation  for selling one class of shares rather than another.

      The  Distributor  will not accept any order in the amount of  $500,000 or more for Class B shares or $1  million  or more for Class C shares on behalf of a single  investor (not including  dealer  "street name" or omnibus  accounts).
That is because  generally it will be more  advantageous  for that  investor to purchase Class A shares of the Fund.

|X|   Class B Conversion.  Under current  interpretations of applicable federal income tax law by the  Internal  Revenue  Service,  the  conversion  of Class B shares  to Class A shares  after  six (6)  years is not  treated  as a  taxable event for the  shareholder.  If those laws or the IRS  interpretation  of those laws should  change,  the automatic  conversion  feature may be  suspended.  In that  event,  no further  conversion  of Class B shares  would occur while that
suspension  remained  in  effect.   Although  Class  B  shares  could  then  be
exchanged  for Class A shares on the basis of  relative  net asset value of the two classes,  without the  imposition  of a sales charge or fee,  such exchange could  constitute  a  taxable  event  for  the  shareholder,  and  absent  such exchange,  Class B shares  might  continue  to be  subject  to the  asset-based sales charge for longer than six (6) years.

    |X|  Availability of Class N Shares.  In addition to the description of the types of retirement plans which may purchase Class N shares contained in the prospectus, Class N shares also are offered to the following:
o     to all rollover IRAs,
o     to all direct rollovers from OppenheimerFunds-sponsored Pinnacle and
             Ascender retirement plans,
o     to all trustee-to-trustee IRA transfers,
o     to all 90-24 type 403(b) transfers,
o     to Group Retirement Plans (as defined in Appendix B to this Statement of
             Additional Information) which have entered into a special
             agreement with the Distributor for that purpose,
o     to Retirement Plans qualified under Sections 401(a) or 401(k) of the
             Internal Revenue Code, the recordkeeper or the plan sponsor for which has entered into a special agreement with the Distributor,
o     to Retirement Plans of a plan sponsor where the aggregate assets of all such plans invested in the Oppenheimer funds is $500,000 or more,
o     to OppenheimerFunds-sponsored Ascender 401(k) plans that pay for the purchase with the redemption proceeds of Class A shares of one or more Oppenheimer funds.

      |X| Allocation of Expenses.  The Fund pays expenses  related to its daily operations,  such as custodian  fees,  Trustees'  fees,  transfer  agency fees, legal  fees and  auditing  costs.  Those  expenses  are paid out of the  Fund's assets and are not paid  directly  by  shareholders.  However,  those  expenses reduce the net asset value of shares,  and  therefore are  indirectly  borne by shareholders through their investment.

      The  methodology  for  calculating  the net asset  value,  dividends  and distributions  of the Fund's share  classes  recognizes  two types of expenses.
General  expenses  that  do not  pertain  specifically  to any  one  class  are allocated  pro rata to the shares of all classes.  The  allocation  is based on the  percentage  of the Fund's total assets that is  represented  by the assets of each  class,  and then  equally  to each  outstanding  share  within a given class.  Such general  expenses  include  management  fees, Wrap Agreement fees, legal,  bookkeeping  and audit fees,  printing and mailing costs of shareholder
reports,   Prospectuses,   Statements  of  Additional   Information  and  other
materials for current shareholders,  fees to unaffiliated  Trustees,  custodian expenses,  share issuance costs,  organization  and start-up  costs,  interest,
taxes  and  brokerage  commissions,   and  non-recurring   expenses,   such  as
litigation costs.

      Other expenses that are directly  attributable to a particular  class are allocated  equally to each  outstanding  share  within that class.  Examples of such expenses  include  distribution  and service plan (12b-1)  fees,  transfer and  shareholder  servicing agent fees and expenses,  and  shareholder  meeting expenses (to the extent that such expenses pertain only to a specific class).

Determination  of Net Asset  Values Per Share.  The net asset  values per share of each  class  of  shares  of the  Fund  are  determined  as of the  close  of business  of The New York  Stock  Exchange  on each day  that the  Exchange  is open.  The  calculation  is done by dividing the value of the Fund's net assets attributable  to a class  by the  number  of  shares  of that  class  that  are outstanding.  The Exchange  normally  closes at 4:00 P.M.,  New York time,  but may  close  earlier  on some  other  days  (for  example,  in  case of  weather emergencies  or on days falling before a holiday).  The Exchange's  most recent annual  announcement  (which is subject to change) states that it will close on
New Year's Day,  Presidents'  Day,  Martin  Luther King,  Jr. Day, Good Friday,
Memorial  Day,  Independence  Day,  Labor Day,  Thanksgiving  Day and Christmas
Day.  It may also close on other days.

      Dealers  other  than  Exchange  members  may  conduct  trading in certain securities  on days on which the  Exchange is closed  (including  weekends  and
U.S.  holidays) or after 4:00 P.M. and a regular  business  day. The Fund's net asset  values will not be  calculated  on those days,  and the value of some of the Fund's  portfolio  securities may change  significantly on those days, when shareholders  may not  purchase  or redeem  shares.  Additionally,  trading  on
European and Asian stock  exchanges and  over-the-counter  markets  normally is completed before the close of The New York Stock Exchange.

      Changes  in the  values of  securities  traded on  foreign  exchanges  or markets as a result of events that occur  after the prices of those  securities are determined,  but before the close of The New York Stock Exchange,  will not be  reflected  in the  Fund's  calculation  of its net  asset  values  that day unless  the  Manager  determines  that the event is likely to effect a material
change   in  the   value  of  the   security.   The   Manager   may  make  that
determination, under procedures established by the Board.

      |X| Securities  Valuation.  The Fund's Board of Trustees has  established procedures  for the  valuation  of the  Fund's  securities.  In  general  those procedures are as follows:

      |_| Equity securities traded on a U.S.  securities  exchange or on NASDAQ are valued as follows:
(1)   if last sale  information is regularly  reported,  they are valued at the last reported  sale price on the principal  exchange on which they are traded or on NASDAQ, as applicable, on that day, or
(2)   if last sale  information is not available on a valuation  date, they are valued at the last  reported  sale price  preceding  the valuation date if it is within the spread of the  closing  "bid" and "asked"
             prices on the  valuation  date or, if not,  at the  closing  "bid"
             price on the valuation date.
      |_| Equity securities traded on a foreign  securities  exchange generally are valued in one of the following ways:
(1)   at the last sale price available to the pricing  service  approved by the
             Board of Trustees, or
(2)   at the last sale price  obtained  by the  Manager  from the report of the principal  exchange  on which the  security  is traded at its last trading session on or immediately before the valuation date, or
(3)   at the mean  between  the  "bid" and  "asked"  prices  obtained  from the principal  exchange  on which the  security  is traded  or, on the basis  of  reasonable  inquiry,  from  two  market  makers  in the security.
      |_| Long-term debt  securities  having a remaining  maturity in excess of sixty  (60) days are valued  based on the mean  between  the "bid" and  "asked"
prices  determined by a portfolio  pricing service approved by the Fund's Board of Trustees or obtained  by the Manager  from two active  market  makers in the security on the basis of reasonable inquiry.
      |_| The  following  securities  are valued at the mean  between the "bid"
and  "asked"  prices  determined  by a pricing  service  approved by the Fund's
Board of Trustees or obtained by the Manager from two active  market  makers in the security on the basis of reasonable inquiry:
(1)   debt  instruments  that  have a  maturity  of  more  than  three  hundred ninety-seven (397) days when issued,
(2)   debt instruments that had a maturity of three hundred  ninety-seven (397)
        days or less when  issued and have a  remaining  maturity  of more than sixty (60) days, and
(3)   non-money  market debt  instruments  that had a maturity of three hundred ninety-seven  (397) days or less when issued and which have a remaining maturity of sixty (60) days or less.
      |_|  The  following   securities   are  valued  at  cost,   adjusted  for
amortization of premiums and accretion of discounts:
(1)   money market debt securities  held by a non-money  market fund that had a maturity  of less  than  three  hundred  ninety-seven  (397)  days when issued that have a remaining maturity of sixty (60) days or less, and
(2)   debt  instruments  held by a money  market  fund  that  have a  remaining maturity of three hundred ninety-seven (397) days or less.
      |_|   Securities   (including    restricted    securities)   not   having
readily-available  market  quotations are valued at fair value determined under the Board's  procedures.  If the Manager is unable to locate two market  makers willing  to give  quotes,  a  security  may be priced at the mean  between  the
"bid" and "asked"  prices  provided by a single  active  market maker (which in certain cases may be the "bid" price if no "asked" price is available).

      In the case of U.S. government  securities,  mortgage-backed  securities, corporate bonds and foreign government  securities,  when last sale information is not generally  available,  the Manager may use pricing services  approved by the Board of  Trustees.  The pricing  service may use "matrix"  comparisons  to the prices for  comparable  instruments  on the basis of  quality,  yield,  and maturity.  Other  special  factors  may be  involved  (such  as the  tax-exempt status  of the  interest  paid  by  municipal  securities).  The  Manager  will monitor the  accuracy  of the pricing  services.  That  monitoring  may include comparing  prices  used for  portfolio  valuation  to  actual  sales  prices of selected securities.

      The closing prices in the London foreign  exchange market on a particular business  day that are  provided  to the  Manager by a bank,  dealer or pricing service  that the  Manager  has  determined  to be  reliable  are used to value foreign currency,  including forward contracts,  and to convert to U.S. dollars securities that are denominated in foreign currency.

      Puts,  calls,  and  futures  are  valued  at the last  sale  price on the principal  exchange on which they are traded or on NASDAQ,  as  applicable,  as determined  by a pricing  service  approved  by the Board of Trustees or by the
Manager.  If there  were no sales  that day,  they  shall be valued at the last sale  price on the  preceding  trading  day if it is within  the  spread of the closing  "bid" and  "asked"  prices on the  principal  exchange or on NASDAQ on the  valuation  date.  If not,  the value shall be the closing bid price on the principal  exchange or on NASDAQ on the  valuation  date.  If the put,  call or future is not traded on an  exchange  or on  NASDAQ,  it shall be valued by the mean between "bid" and "asked"  prices  obtained by the Manager from two active market  makers.  In certain  cases that may be at the "bid" price if no "asked"
price is available.

      When the Fund writes an option,  an amount equal to the premium  received is  included in the Fund's  Statement  of Assets and  Liabilities  as an asset.
An  equivalent  credit is  included  in the  liability  section.  The credit is adjusted  ("marked-to-market")  to  reflect  the  current  market  value of the option.  In  determining  the  Fund's  gain  on  investments,  if a call or put written by the Fund is  exercised,  the proceeds  are  increased by the premium received.  If a call or put  written by the Fund  expires,  the Fund has a gain in the  amount of the  premium.  If the Fund  enters  into a  closing  purchase transaction,  it will have a gain or loss,  depending  on whether  the  premium received  was more or less  than the cost of the  closing  transaction.  If the
Fund  exercises  a put it holds,  the amount the Fund  receives  on its sale of the  underlying  investment  is reduced  by the  amount of premium  paid by the
Fund.

      Pursuant to  procedures  adopted by the Fund's  Board of  Trustees,  fair value of a Wrap Agreement  generally  will be equal to the  difference  between the Book  Value and the  market  value of the  Covered  Assets.  If the  market value of the  Covered  Assets is greater  than their Book  Value,  the value of the Wrap  Agreement  will be reflected as a liability of the Fund for valuation purposes in the amount of the difference,  i.e., a negative  value,  reflecting the  potential  liability  of the Fund to the  provider of the Wrap  Agreement.
The  Fund  will  identify  on its  books  assets  equal to the  amount  of such potential  liability.  If, upon  liquidation of all Covered Assets the value of the Wrap  Agreements  is zero or less,  then the Wrap  Providers  will  have no payment  obligation  to the Fund  under  the  Wrap  Agreements.  If the  market value of the  Covered  Assets is less than their Book  Value,  the value of the
Wrap  Agreement  will be reflected as an asset of the Fund in the amount of the difference,  i.e., a positive value,  reflecting the potential liability of the provider  of the Wrap  Agreement  to the Fund.  In  performing  its fair  value determination,  the Fund's  Board  expects to  consider  the  creditworthiness, willingness  and ability of a provider of a Wrap  Agreement  to pay amounts due under the Wrap  Agreements.  If the Board  determines  that a provider  of Wrap
Agreements is unable to make such  payments,  the Board may assign a fair value to the Wrap Agreement  that is less than the difference  between the Book Value and the market value of the  applicable  Covered  Assets.  If the Board were to materially  discount the value of a Wrap  Agreement,  the Fund may be unable to maintain a stable net asset value.

How to Sell Shares

      Information  on  how  to  sell  shares  of  the  Fund  is  stated  in the
Prospectus.  The information  below provides  additional  information about the procedures and conditions for redeeming shares.

Reinvestment  Privilege.  Within six (6) months of a redemption,  a shareholder may reinvest all or part of the redemption proceeds of:
|_|   Class A shares  purchased  subject to an initial  sales charge or Class A shares on which
a contingent deferred sales charge was paid, or
      |_| Class B shares that were subject to the Class B  contingent  deferred sales charge when redeemed.

      The  reinvestment may be made without sales charge only in Class A shares of the Fund or any of the other  Oppenheimer  funds  into  which  shares of the
Fund  are  exchangeable  as  described  in  "How  to  Exchange  Shares"  below.
Reinvestment  will be at the net asset value next  computed  after the Transfer
Agent receives the  reinvestment  order.  The shareholder must ask the Transfer
Agent for that  privilege  at the time of  reinvestment.  This  privilege  does not apply to Class C, Class N or Class Y shares.  The Fund may  amend,  suspend or  cease  offering  this  reinvestment  privilege  at any  time  as to  shares redeemed after the date of such amendment, suspension or cessation.

Payments "In Kind".  The  Prospectus  states that  payment for shares  tendered for redemption is ordinarily  made in cash.  However,  the Board of Trustees of the Fund may determine  that it would be  detrimental  to the best interests of the remaining  shareholders  of the Fund to make payment of a redemption  order wholly  or  partly  in cash.  In that  case,  the  Fund may pay the  redemption proceeds in whole or in part by a distribution  "in kind" of liquid  securities from the portfolio of the Fund and Wrap Agreements, in lieu of cash.

      The Fund has elected to be  governed  by Rule 18f-1 under the  Investment
Company Act.  Under that rule,  the Fund is obligated to redeem  shares  solely in cash up to the  lesser  of  $250,000  or 1% of the net  assets  of the  Fund during  any  ninety  (90) day  period  for any one  shareholder.  If shares are redeemed in kind,  the  redeeming  shareholder  might incur  brokerage or other costs in selling the securities  for cash.  The Fund will value  securities and
Wrap  Agreements  used to pay  redemptions  in kind  using the same  method the
Fund  uses  to  value  its   portfolio   securities   described   above   under
"Determination  of Net Asset Values Per Share." That  valuation will be made as of the time the redemption price is determined.

      To the extent that a redemption  in-kind  includes Wrap  Agreements,  the
Fund will assign to the redeeming  Plan one or more Wrap  Agreements  issued by the Wrap Providers  covering the  securities of the  underlying  funds that are distributed  in-kind.  The terms and conditions of Wrap Agreements  provided to a  redeeming  Plan will be the same or  substantially  similar to the terms and conditions of the Wrap  Agreements  held by the Fund.  Wrap  Agreements are not liquid  securities  and may impose  restrictions  on termination or withdrawal, including notice periods of one (1) year or more for  non-participant  directed withdrawals.  The maintenance of Wrap Agreements  distributed  in-kind may also require  that a Plan  pay  fees to the  Wrap  Provider  directly,  rather  than through  the  Fund.  Such fees are  anticipated  to be  comparable  to the fees paid by the Fund with respect to Covered Assets  (typically  0.10% to 0.25% per dollar of Covered  Assets).  And,  in most  circumstances  the Wrap  Agreements will be of value  to the Plan  only as long as the  Plan  holds  shares  of the underlying funds.

      A Wrap  Provider,  prior to the assignment of a Wrap Agreement to a Plan, may require the Plan to  represent  and warrant that such  assignment  does not violate  any  applicable  laws.  Moreover,  the Wrap  Provider  may require the
Plan to obtain at its own  expense the  services  of a  qualified  professional asset  manager  acceptable  to the Wrap  Provider to manage the Covered  Assets distributed  in-kind in conformity with the Wrap Agreement  provisions.  In the event a Wrap Agreement cannot be assigned to the  shareholder,  the Fund in its discretion may satisfy the redemption  request through (a) a cash payment,  (b)
a redemption in-kind  consisting  entirely of Covered Assets, (c) a combination
of  cash  and  Covered  Assets,   or  (d)  the  Fund  may  give  the  redeeming
shareholder the  opportunity to choose between one of the foregoing  options or providing  the Fund with  twelve  (12)  months  notice of its  request for such redemption  (which twelve (12) month notice  option would cause the  redemption not to be subject to the redemption fee).

Involuntary  Redemptions.  The Fund's  Board of Trustees has the right to cause the  involuntary  redemption of the shares held in any account if the aggregate net asset value of those  shares is less than  $1,000 or such lesser  amount as the Board may fix.  The Board  will not  cause the  involuntary  redemption  of shares in an  account  if the  aggregate  net asset  value of such  shares  has fallen  below the  stated  minimum  solely as a result of market  fluctuations.
If the Board  exercises this right,  it may also fix the  requirements  for any notice to be given to the  shareholders  in question (not less than thirty (30)
days).  The Board may  alternatively  set  requirements  for the shareholder to increase the  investment,  or set other terms and conditions so that the shares would not be involuntarily redeemed.

Redemption  Fee.  As  described  in the  prospectus,  any  redemption  of  Fund shares by the plan sponsor  without first  providing the Fund's  transfer agent at least  twelve  (12) months  prior  written  notice,  will be subject to a 2%
redemption  fee  in  addition  to  any  applicable  contingent  deferred  sales charge.  If a plan (or group of  affiliated  plans)  holds  less than 1% of the outstanding  shares of the Fund,  and if any  decision or action of an employer or plan sponsor which affects a significant number of plan  participants,  such
as,  but  not  limited  to,   plant   closings,   divestitures,   partial  plan
termination,   bankruptcy,  layoff  or  early  retirement  incentive  programs, results in redemption of Fund shares without  twelve (12) months  notice,  then those redemptions may be subject to a redemption fee.  However,  the redemption fee will not be assessed  against any such  redemptions  if, as a direct result of such decision or action by the employer or plan  sponsor,  the affected Plan participants suffer an immediate, involuntary loss of employment.

Transfers of Shares.  A transfer of shares to a different  registration  is not an event that  triggers  the payment of sales  charges.  Therefore,  shares are not subject to the payment of a contingent  deferred  sales charge of any class at the time of  transfer to the name of another  person or entity.  It does not matter  whether the transfer  occurs by absolute  assignment,  gift or bequest, as long as it does not involve,  directly or  indirectly,  a public sale of the shares.  When  shares  subject  to  a  contingent  deferred  sales  charge  are transferred,  the  transferred  shares  will remain  subject to the  contingent
deferred   sales  charge.   It  will  be   calculated  as  if  the   transferee
shareholder had acquired the  transferred  shares in the same manner and at the same time as the transferring shareholder.

      If less than all shares held in an account are transferred,  and some but not all shares in the account would be subject to a contingent  deferred  sales charge if redeemed at the time of  transfer,  the  priorities  described in the
Prospectus  under "How to Buy Shares" for the  imposition of the Class B, Class
C or Class N contingent  deferred  sales charge will be followed in determining the order in which shares are transferred.

Distributions   From  Retirement  Plans.   Requests  for   distributions   from
OppenheimerFunds-sponsored  403(b)(7)  custodial plans, 401(k) plans or pension or  profit-sharing  plans should be  addressed  to  "Trustee,  OppenheimerFunds
Retirement  Plans," c/o the  Transfer  Agent at its  address  listed in "How To
Sell  Shares"  in the  Prospectus  or on the back  cover of this  Statement  of
Additional Information.  The request must:
(1)   state the reason for the distribution;
(2)   state the owner's  awareness  of tax  penalties  if the  distribution  is premature; and
(3)   conform to the  requirements of the plan and the Fund's other  redemption requirements.

      Participants      (other     than      self-employed      persons)     in
OppenheimerFunds-sponsored  pension or profit-sharing  plans with shares of the
Fund held in the name of the plan or its  fiduciary  may not  directly  request redemption of their  accounts.  The plan  administrator  or fiduciary must sign the request.

      Distributions  from  pension  and  profit  sharing  plans are  subject to special  requirements  under the Internal  Revenue  Code and certain  documents
(available  from the  Transfer  Agent) must be completed  and  submitted to the
Transfer  Agent  before  the  distribution  may  be  made.  Distributions  from retirement  plans are subject to  withholding  requirements  under the Internal
Revenue Code,  and IRS Form W-4P  (available  from the Transfer  Agent) must be submitted  to  the  Transfer  Agent  with  the  distribution  request,  or  the
distribution   may  be  delayed.   Unless  the  shareholder  has  provided  the
Transfer  Agent  with a  certified  tax  identification  number,  the  Internal
Revenue Code requires that tax be withheld  from any  distribution  even if the shareholder  elects  not to have tax  withheld.  The  Fund,  the  Manager,  the
Distributor,  and the  Transfer  Agent  assume no  responsibility  to determine whether a  distribution  satisfies the  conditions  of applicable  tax laws and will not be  responsible  for any tax penalties  assessed in connection  with a distribution.

Special  Arrangements  for  Repurchase of Shares from Dealers and Brokers.  The
Distributor  is the  Fund's  agent to  repurchase  its shares  from  authorized dealers or brokers on behalf of their  customers.  Shareholders  should contact their  broker or dealer to  arrange  this type of  redemption.  The  repurchase price  per  share  will  be  the  net  asset  value  next  computed  after  the
Distributor  receives  an order  placed by the  dealer or broker.  However,  if the Distributor  receives a repurchase  order from a dealer or broker after the close of The New York Stock  Exchange  on a regular  business  day,  it will be processed  at that  day's net asset  value if the  order  was  received  by the dealer or broker  from its  customers  prior to the time the  Exchange  closes.
Normally,  the  Exchange  closes at 4:00  P.M.,  but may do so  earlier on some days.  Additionally,  the order must have been  transmitted  to and received by the  Distributor  prior  to its  close of  business  that  day  (normally  5:00
P.M.).

      Ordinarily,   for  accounts  redeemed  by  a  broker-dealer   under  this
procedure,  payment  will be made  within  three (3)  business  days  after the shares  have been  redeemed  upon the  Distributor's  receipt  of the  required redemption  documents  in  proper  form.  The  signature(s)  of the  registered owners on the  redemption  documents  must be  guaranteed  as  described in the
Prospectus.

Automatic  Withdrawal  and  Exchange  Plans.  Plans  owning  shares of the Fund valued at $5,000 or more can  authorize  the  Transfer  Agent to redeem  shares
(having  a value  of at  least  $50)  automatically  on a  monthly,  quarterly, semi-annual  or annual basis under an Automatic  Withdrawal  Plan.  Shares will be redeemed  three  business  days prior to the date  requested by the Plan for receipt of the  payment.  Automatic  withdrawals  of up to $1,500 per month may be requested  by  telephone if payments are to be made by check  payable to all shareholders  of record.  Payments  must also be sent to the  address of record for the  account and the address  must not have been  changed  within the prior
thirty     (30)     days.      Required     minimum      distributions     from
OppenheimerFunds-sponsored  retirement  plans  may  not  be  arranged  on  this basis.

      Payments are normally made by check, Plans having AccountLink  privileges
(see  "How To Buy  Shares")  may  arrange  to have  Automatic  Withdrawal  Plan
payments   transferred   to  the  bank  account   designated   on  the  Account
Application  or by  signature-guaranteed  instructions  sent  to  the  Transfer
Agent.  Shares are normally redeemed  pursuant to an Automatic  Withdrawal Plan three  business  days  before the  payment  transmittal  date you select in the
Account  Application.  If a contingent  deferred  sales  charge  applies to the redemption, the amount of the check or payment will be reduced accordingly.

      The Fund  cannot  guarantee  receipt of a payment on the date  requested.
The Fund reserves the right to amend,  suspend or  discontinue  offering  these plans at any time without  prior notice.  Because of the sales charge  assessed on Class A share  purchases,  Plans should not make regular  additional Class A share purchases while  participating  in an Automatic  Withdrawal Plan. Class B and Class C  shareholders  should not establish  withdrawal  plans,  because of the  imposition of the  contingent  deferred  sales charge on such  withdrawals
(except where the  contingent  deferred  sales charge is waived as described in
Appendix C, below).

      By requesting an Automatic  Withdrawal or Exchange Plan, the  shareholder agrees  to the  terms  and  conditions  that  apply to such  plans,  as  stated
below.  These  provisions  may be amended  from time to time by the Fund and/or the  Distributor.  When adopted,  any amendments  will  automatically  apply to existing Plans.

      |X| Automatic  Exchange Plans.  Plans can authorize the Transfer Agent to exchange  a  pre-determined  amount of shares  of the Fund for  shares  (of the same class) of other Oppenheimer funds  automatically on a monthly,  quarterly, semi-annual  or annual  basis under an  Automatic  Exchange  Plan.  The minimum amount that may be exchanged  to each other fund  account is $25.  Instructions
should    be    provided    on    the    OppenheimerFunds     Application    or
signature-guaranteed  instructions.   Exchanges  made  under  these  plans  are
subject to the  restrictions  that apply to  exchanges  as set forth in "How to
Exchange  Shares" in the  Prospectus  and below in this Statement of Additional
Information.

      |X|  Automatic   Withdrawal  Plans.  Fund  shares  will  be  redeemed  as
necessary  to  meet  withdrawal  payments.  Shares  acquired  without  a  sales charge will be redeemed first.  Shares  acquired with reinvested  dividends and
capital  gains   distributions  will  be  redeemed  next,  followed  by  shares acquired  with a sales  charge,  to the  extent  necessary  to make  withdrawal payments.  Depending upon the amount  withdrawn,  the investor's  principal may be  depleted.  Payments  made under these plans should not be  considered  as a yield or income on your investment.

      The Transfer Agent will administer the Plan's  Automatic  Withdrawal Plan as agent  for the  shareholder(s)  (the  "Planholder")  who  executed  the Plan authorization  and  application  submitted to the Transfer  Agent.  Neither the
Fund nor the Transfer  Agent shall incur any  liability to the  Planholder  for any  action  taken  or not  taken  by the  Transfer  Agent  in  good  faith  to administer the Plan.  Share  certificates  will not be issued for shares of the
Fund  purchased  for and held  under  the Plan,  but the  Transfer  Agent  will credit all such shares to the account of the  Planholder  on the records of the
Fund.  Any  share   certificates  held  by  a  Planholder  may  be  surrendered unendorsed to the Transfer  Agent with the Plan  application so that the shares represented by the certificate may be held under the Plan.

      Shares  will be  redeemed  to make  withdrawal  payments at the net asset value  per share  determined  on the  redemption  date.  Checks or  AccountLink payments  representing  the  proceeds  of Plan  withdrawals  will  normally  be transmitted  three  business days prior to the date selected for receipt of the payment,  according  to the choice  specified  in  writing  by the  Planholder.
Receipt of payment on the date selected cannot be guaranteed.

      The amount and the interval of  disbursement  payments and the address to which  checks are to be mailed or  AccountLink  payments  are to be sent may be changed at any time by the  Planholder  by writing to the Transfer  Agent.  The
Planholder   should  allow  at  least  two  weeks'  time  after   mailing  such
notification  for the  requested  change to be put in  effect.  The  Planholder may,  at any time,  instruct  the  Transfer  Agent by written  notice to redeem all,  or any part of, the shares  held under the Plan.  That  notice must be in
proper  form  in  accordance  with  the   requirements   of  the   then-current
Prospectus  of the Fund.  In that case,  the  Transfer  Agent  will  redeem the number  of shares  requested  at the net  asset  value per share in effect  and will mail a check for the proceeds to the Planholder.

      The  Planholder  may  terminate  a Plan  at any  time by  writing  to the
Transfer  Agent.  The Fund may also give  directions  to the Transfer  Agent to terminate  a Plan.  The  Transfer  Agent  will also  terminate  a Plan upon its receipt  of  evidence  satisfactory  to it that the  Planholder  has died or is legally  incapacitated.  Upon  termination  of a Plan by the Transfer  Agent or the Fund,  shares that have not been  redeemed  will be held in  uncertificated
form  in  the  name  of  the  Planholder.   The  account  will  continue  as  a
dividend-reinvestment,   uncertificated   account   unless  and  until   proper
instructions  are  received  from  the  Planholder,  his  or  her  executor  or guardian, or another authorized person.

      If the Transfer  Agent ceases to act as transfer  agent for the Fund, the
Planholder  will be deemed to have  appointed any successor  transfer  agent to act as agent in administering the Plan.

How to Exchange Shares

      As stated in the Prospectus,  shares of a particular class of Oppenheimer funds  having  more than one class of shares may be  exchanged  only for shares of the same  class of other  Oppenheimer  funds.  Shares of  Oppenheimer  funds that have a single  class  without a class  designation  are  deemed  "Class A"
shares for this  purpose.  You can obtain a current  list  showing  which funds offer which classes by calling the Distributor at 1.800.525.7048.

      All of the  Oppenheimer  funds  currently  offer  Class A, B and C shares except  Oppenheimer  Money Market Fund,  Inc.,  Centennial  Money Market Trust,
Centennial Tax Exempt Trust,  Centennial Government Trust,  Centennial New York
Tax Exempt  Trust,  Centennial  California  Tax Exempt  Trust,  and  Centennial
America  Fund,  L.P.,  which  only offer  Class A shares.  Class B, Class C and
Class N shares of  Oppenheimer  Cash Reserves are generally  available  only by exchange  from the same class of shares of other  Oppenheimer  funds or through
OppenheimerFunds-sponsored 401(k) plans.

      Only certain  Oppenheimer  funds currently offer Class Y shares.  Class Y shares of  Oppenheimer  Real Asset Fund may not be exchanged  for shares of any other fund.
Only certain  Oppenheimer funds currently offer Class N shares,  which are only offered to  retirement  plans as  described in the  Prospectus.  Class N shares can be exchanged only for Class N shares of other Oppenheimer funds.

      Class  M  shares  of  Oppenheimer  Convertible  Securities  Fund  may  be
exchanged only for Class A shares of other  Oppenheimer  funds. They may not be acquired  by  exchange  of shares of any class of any other  Oppenheimer  funds except  Class A shares of  Oppenheimer  Money Market Fund or  Oppenheimer  Cash
Reserves acquired by exchange of Class M shares.
Class A shares of Senior  Floating  Rate Fund are not  available by exchange of
Class A shares of other  Oppenheimer  funds.  Class A shares of Senior Floating
Rate Fund that are  exchanged  for  shares of the other  Oppenheimer  funds may not be exchanged back for Class A shares of Senior Floating Rate Fund.

      Class X shares of Limited Term New York  Municipal  Fund can be exchanged only for Class B shares of other  Oppenheimer  funds  and no  exchanges  may be made to Class X shares.  Shares of Oppenheimer  Capital  Preservation  Fund may
not  be  exchanged  for  shares  of  Oppenheimer   Money  Market  Fund,   Inc.,
Oppenheimer  Cash Reserves or Oppenheimer  Limited-Term  Government  Fund. Only
participants  in certain  retirement  plans may purchase  shares of Oppenheimer
Capital  Preservation  Fund, and only those participants may exchange shares of other Oppenheimer funds for shares of Oppenheimer  Capital  Preservation  Fund.
Class A shares of  Oppenheimer  Senior  Floating Rate Fund are not available by exchange  of  shares  of  Oppenheimer  Money  Market  Fund or Class A shares of
Oppenheimer  Cash Reserves.  If any Class A shares of another  Oppenheimer fund that are  exchanged  for Class A shares of  Oppenheimer  Senior  Floating  Rate
Fund are subject to the Class A contingent  deferred  sales charge of the other
Oppenheimer  fund at the time of exchange,  the holding period for that Class A contingent  deferred  sales  charge  will  carry  over to the Class A shares of
Oppenheimer  Senior  Floating Rate Fund  acquired in the exchange.  The Class A shares of  Oppenheimer  Senior  Floating  Rate Fund  acquired in that  exchange will be subject to the Class A Early  Withdrawal  Charge of Oppenheimer  Senior
Floating  Rate  Fund if they  are  repurchased  before  the  expiration  of the holding period.

      Class  A,  Class B,  Class C and  Class Y Shares  of  Oppenheimer  Select
Managers  Mercury  Advisors S and P Index Fund and  Oppenheimer  Select Managers QM
Active  Balanced Fund are only available to retirement  plans and are available only by  exchange  from the same  class of  shares of other  Oppenheimer  funds held by retirement plans.

      Class A shares of  Oppenheimer  funds may be exchanged at net asset value for  shares of any money  market  fund  offered by the  Distributor.  Shares of any money market fund  purchased  without a sales  charge may be exchanged  for shares of  Oppenheimer  funds  offered  with a sales charge upon payment of the sales charge.  They may also be used to purchase  shares of  Oppenheimer  funds subject to an early withdrawal charge or contingent deferred sales charge.

      Shares  of  Oppenheimer  Money  Market  Fund,  Inc.  purchased  with  the redemption  proceeds of shares of other mutual funds (other than funds  managed by the Manager or its  subsidiaries)  redeemed within the 30 days prior to that purchase may  subsequently be exchanged for shares of other  Oppenheimer  funds without being subject to an initial sales charge or contingent  deferred  sales charge.  To qualify for that privilege,  the investor or the investor's  dealer must notify the  Distributor of eligibility  for this privilege at the time the shares of  Oppenheimer  Money Market Fund,  Inc. are  purchased.  If requested, they must supply proof of entitlement to this privilege.

      Shares of the Fund acquired by reinvestment of dividends or distributions from any of the other Oppenheimer funds or from any unit investment trust for which reinvestment arrangements have been made with the
Distributor may be exchanged at net asset value for shares of any of the
Oppenheimer funds.

      The Fund may amend, suspend or terminate the exchange privilege at any time.  Although the Fund may impose these changes at any time, it will provide you with notice of those changes whenever it is required to do so by applicable law.  It may be required to provide 60 days notice prior to materially amending or terminating the exchange privilege.  That 60 day notice is not required in extraordinary circumstances.

      |X|  How  Exchanges  Affect   Contingent   Deferred  Sales  Charges.   No
contingent  deferred  sales  charge is  imposed on  exchanges  of shares of any class purchased subject to a contingent  deferred sales charge.  However,  when
Class A shares  acquired  by  exchange  of Class A shares of other  Oppenheimer funds  purchased  subject to a Class A  contingent  deferred  sales  charge are redeemed  within  eighteen (18) months of the end of the calendar  month of the initial  purchase  of the  exchanged  Class A shares,  the  Class A  contingent deferred  sales  charge  is  imposed  on  the  redeemed  shares.  The  Class  B contingent  deferred  sales  charge is  imposed on Class B shares  acquired  by exchange if they are redeemed  within six (6) years of the initial  purchase of the  exchanged  Class B shares.  The Class C contingent  deferred  sales charge is imposed on Class C shares  acquired by exchange if they are redeemed  within twelve  (12) months of the initial  purchase of the  exchanged  Class C shares.
With respect to Class N shares,  a 1% contingent  deferred sales charge will be imposed  if the  retirement  plan  (not  including  IRAs  and  403(b)  plan) is terminated  or Class N shares of all  Oppenheimer  funds are  terminated  as an investment  option of the plan and Class N shares are redeemed  within eighteen
(18)  months  after  the  plan's  first  purchase  of  Class  N  shares  of any
Oppenheimer  fund or with respect to an  individual  retirement  plan or 403(b)
plan,  Class N shares are redeemed  within  eighteen  (18) months of the plan's first purchase of Class N shares of any Oppenheimer fund.

      When Class B or Class C shares are  redeemed to effect an  exchange,  the priorities  described  in  "How  To Buy  Shares"  in  the  Prospectus  for  the
imposition  of the  Class B or the Class C  contingent  deferred  sales  charge will be followed in  determining  the order in which the shares are  exchanged.
Before  exchanging  shares,  shareholders  should  take  into  account  how the exchange  may  affect  any  contingent  deferred  sales  charge  that  might be imposed in the subsequent redemption of remaining shares.

      If Class B  shares  of an  Oppenheimer  fund are  exchanged  for  Class B shares of  Oppenheimer  Limited-Term  Government  Fund,  Limited-Term  New York
Municipal  Fund or  Oppenheimer  Senior  Floating  Rate Fund and  those  shares acquired by exchange  are  subsequently  redeemed or  repurchased  by the fund,
they  will  be  subject  to  the  contingent   deferred  sales  charge  of  the
Oppenheimer  fund from  which  they were  exchanged.  The  contingent  deferred sales charge rates of Class B shares of other  Oppenheimer  funds are typically higher  for the same  holding  period  than for Class B shares  of  Oppenheimer
Limited-Term   Government  Fund,  Limited-Term  New  York  Municipal  Fund  and
Oppenheimer  Senior  Floating  Rate  Fund.  They  will  not be  subject  to the contingent deferred sales charge of Oppenheimer  Limited-Term  Government Fund,
Limited-Term  New York  Municipal  Fund or  Oppenheimer  Senior  Floating  Rate
Fund.

      Shareholders  owning  shares of more than one class  must  specify  which class of shares they wish to exchange.

      |X| Limits on Multiple  Exchange  Orders.  The Fund reserves the right to reject  telephone or written exchange  requests  submitted in bulk by anyone on behalf of more than one account.  The Fund may accept  requests  for  exchanges of up to 50 accounts per day from  representatives  of authorized  dealers that qualify for this privilege.

      |X| Telephone  Exchange  Requests.  When exchanging  shares by telephone, a shareholder  must have an existing  account in the fund to which the exchange is to be made.  Otherwise,  the  investors  must  obtain a  Prospectus  of that fund before the  exchange  request may be  submitted.  If all  telephone  lines are busy  (which  might  occur,  for  example,  during  periods of  substantial market  fluctuations),  shareholders  might not be able to request exchanges by telephone and would have to submit written exchange requests.

      |X|  Processing  Exchange  Requests.  Shares to be exchanged are redeemed on the regular  business day the Transfer  Agent  receives an exchange  request in proper  form (the  "Redemption  Date").  Normally,  shares of the fund to be acquired are  purchased  on the  Redemption  Date,  but such  purchases  may be delayed by either fund up to five (5) business  days if it  determines  that it would be  disadvantaged  by an immediate  transfer of the redemption  proceeds.
The Fund  reserves  the  right,  in its  discretion,  to  refuse  any  exchange request  that may  disadvantage  it. For  example,  if the  receipt of multiple exchange  requests  from a dealer might  require the  disposition  of portfolio securities at a time or at a price that might be  disadvantageous  to the Fund, the  Fund  may  refuse  the  request.  When  you  exchange  some or all of your shares from one fund to another,  any special  account feature such as an Asset
Builder Plan or  Automatic  Withdrawal  Plan,  will be switched to the new fund account  unless  you tell the  Transfer  Agent not to do so.  However,  special
redemption  and  exchange  features  such  as  Automatic   Exchange  Plans  and
Automatic  Withdrawal  Plans  cannot be switched  to an account in  Oppenheimer
Senior Floating Rate Fund.

      In connection with any exchange  request,  the number of shares exchanged may be less than the number  requested if the exchange or the number  requested would include shares  subject to a restriction  cited in the Prospectus or this
Statement of  Additional  Information,  or would  include  shares  covered by a share  certificate  that is not  tendered  with the  request.  In those  cases, only the shares available for exchange without restriction will be exchanged.

      The different  Oppenheimer  funds  available for exchange have  different investment  objectives,  policies and risks.  A shareholder  should assure that the fund  selected  is  appropriate  for his or her  investment  and  should be aware  of  the  tax  consequences  of  an  exchange.  For  federal  income  tax purposes,  an exchange  transaction is treated as a redemption of shares of one fund and a purchase  of shares of  another.  "Reinvestment  Privilege,"  above, discusses some of the tax  consequences of reinvestment of redemption  proceeds in such cases.  The Fund,  the  Distributor,  and the Transfer Agent are unable to provide  investment,  tax or legal  advice to a  shareholder  in  connection with an exchange request or any other investment transaction.

Dividends, Capital Gains and Taxes

      Dividends  and  Distributions.  Dividends  will be payable on shares held of record at the time of the previous  determination  of net asset value, or as otherwise  described  in "How  to Buy  Shares."  Daily  dividends  will  not be declared or paid on newly  purchased  shares  until such time as Federal  Funds
(funds  credited to a member  bank's  account at the Federal  Reserve Bank) are available  from the  purchase  payment  for  such  shares.  Normally,  purchase checks  received  from  investors  are  converted to Federal  Funds on the next business day. Shares  purchased  through  dealers or brokers  normally are paid for by the third business day following the placement of the purchase order.

      Shares  redeemed  through the regular  redemption  procedure will be paid dividends  through and  including  the day on which the  redemption  request is received by the Transfer  Agent in proper form.  Dividends  will be declared on shares  repurchased  by  a  dealer  or  broker  for  three  (3)  business  days following  the  trade  date  (that  is,  up to and  including  the day prior to settlement of the  repurchase).  If all shares in an account are redeemed,  all dividends  accrued  on shares  of the same  class in the  account  will be paid together with the redemption proceeds.

      The Fund has no fixed  dividend  rate for each  class of  shares  and the rate can  change  for  Class A  shares.  There  can be no  assurance  as to the payment  of  any  dividends  or  the  realization  of any  capital  gains.  The dividends  and  distributions  paid by a class of shares will vary from time to time depending on market  conditions,  the composition of the Fund's portfolio, and expenses  borne by the Fund or borne  separately by a class.  Dividends are calculated in the same manner,  at the same time,  and on the same day for each class of  shares.  However,  dividends  on Class B,  Class C and Class N shares are  expected  to be lower than  dividends  on Class A shares.  That is because of the effect of the  asset-based  sales charge on Class B, Class C and Class N shares.  Those  dividends  will also differ in amount as a  consequence  of any difference in the net asset values of the different classes of shares.

      Dividends,  distributions  and proceeds of the  redemption of Fund shares represented  by checks  returned to the Transfer Agent by the Postal Service as undeliverable  will be reinvested in shares of the Fund.  Reinvestment  will be made as promptly as  possible  after the return of such checks to the  Transfer
Agent,  to enable  the  investor  to earn a return  on  otherwise  idle  funds.
Unclaimed  accounts may be subject to state  escheatment laws, and the Fund and
the   Transfer   Agent   will  not  be   liable   to   shareholders   or  their
representatives for compliance with those laws in good faith.

Tax  Status  of  the  Fund's  Dividends  and  Distributions.  The  federal  tax treatment of the Fund's  dividends and capital gains  distributions  is briefly highlighted in the Prospectus.

      Under the Internal  Revenue Code, by December 31 each year, the Fund must distribute 98% of its taxable  investment  income earned from January 1 through
December  31 of that year and 98% of its capital  gains  realized in the period from  November 1 of the prior year through  October 31 of the current  year. If it does not,  the Fund must pay an excise tax on the amounts  not  distributed.
It is  presently  anticipated  that  the Fund  will  meet  those  requirements.
However,   the  Board  of  Trustees  and  the  Manager  might  determine  in  a particular  year that it would be in the best  interests  of  shareholders  for the Fund not to make such  distributions  at the required levels and to pay the excise  tax on the  undistributed  amounts.  That  would  reduce  the amount of income or capital gains available for distribution to shareholders.

      The Fund intends to qualify as a  "regulated  investment  company"  under the  Internal  Revenue  Code  (although  it reserves the right not to qualify).
That  qualification  enables the Fund to "pass through" its income and realized capital gains to  shareholders  without  having to pay tax on them. If the Fund qualifies  as a  "regulated  investment  company"  under the  Internal  Revenue
Code,  it will not be liable for federal  income taxes on amounts paid by it as dividends  and  distributions.  The Internal  Revenue Code contains a number of complex tests  relating to  qualification  which the Fund might not meet in any particular  year.  If it did not so qualify,  the Fund would be treated for tax purposes as an ordinary  corporation  and receive no tax deduction for payments made to shareholders.

      If prior  distributions  made by the Fund must be  re-characterized  as a non-taxable  return of  capital  at the end of the  fiscal  year as a result of the effect of the Fund's investment  policies,  they will be identified as such in notices sent to shareholders.

Dividend  Reinvestment  in Another Fund.  Shareholders of the Fund may elect to reinvest all  dividends  and/or  capital gains  distributions  in shares of the same  class of any of the other  Oppenheimer  funds  listed  above,  except for
Oppenheimer  Money Market Fund, Inc.,  Oppenheimer Cash Reserves or Oppenheimer
Limited-Term  Government Fund.  Reinvestment  will be made without sales charge at the net asset  value per  share in  effect at the close of  business  on the payable  date of the  dividend  or  distribution.  To elect  this  option,  the shareholder  must  notify  the  Transfer  Agent in  writing  and  must  have an
existing  account  in  the  fund  selected  for  reinvestment.   Otherwise  the
shareholder  first must obtain a  prospectus  for that fund and an  application from the Distributor to establish an account.  Dividends  and/or  distributions from shares of certain other  Oppenheimer  funds (other than  Oppenheimer  Cash
Reserves) may be invested in shares of this Fund on the same basis.

Additional Information About the Fund

The  Distributor.  The Fund's  shares are sold  through  dealers,  brokers  and
other   financial    institutions    that   have   a   sales   agreement   with
OppenheimerFunds  Distributor,  Inc., a subsidiary  of the Manager that acts as the Fund's  Distributor.  The Distributor also distributes  shares of the other
Oppenheimer funds and is  sub-distributor  for funds managed by a subsidiary of the Manager.

The Transfer Agent. OppenheimerFunds Services, the Fund's Transfer Agent, is
a division of the Manager.  It is responsible for maintaining the Fund's shareholder registry and shareholder accounting records, and for paying dividends and distributions to shareholders.  It also handles shareholder servicing and administrative functions. It serves as the Transfer Agent for an annual per account fee.  It also acts as shareholder servicing agent for the other Oppenheimer funds.  Shareholders should direct inquiries about their accounts to the Transfer Agent at the address and toll-free numbers shown on the back cover.

The  Custodian.  Citibank,  N.A. is the  Custodian  of the Fund's  assets.  The
Custodian's  responsibilities  include  safeguarding and controlling the Fund's portfolio  securities and handling the delivery of such  securities to and from the Fund.  It will be the  practice of the Fund to deal with the  custodian  in a manner  uninfluenced by any banking  relationship the Custodian may have with the Manager and its  affiliates.  The Fund's cash  balances  with the custodian in excess of $100,000 are not  protected by Federal  deposit  insurance.  Those uninsured balances at times may be substantial.

Independent  Auditors.  KPMG  LLP are the  independent  auditors  of the  Fund.
They audit the Fund's  financial  statements  and perform  other  related audit services.  They also act as  auditors  for certain  other funds  advised by the
Manager and its affiliates.

INDEPENDENT AUDITORS' REPORT

The Board of Trustees and Shareholders of Oppenheimer Capital Preservation
Fund:

We have audited the accompanying statement of assets and liabilities, including
the statement of investments, of Oppenheimer Capital Preservation Fund as of
October 31, 2000, and the related statement of operations for the year then ended, and the statements of changes in net assets and the financial highlights
for the year then ended and the period from September 27, 1999 (inception of offering) to October 31, 1999. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights
based on our audits.

                      We conducted our audits in accordance with auditing
standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about
whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting
the amounts and disclosures in the financial statements. Our procedures included
confirmation of securities owned as of October 31, 2000, by correspondence with
the custodian. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall
financial statement presentation.  We believe that our audits provide a reasonable basis for our opinion.

                      In our opinion, the financial statements and financial
highlights referred to above present fairly, in all material respects, the financial position of Oppenheimer Capital Preservation Fund as of October 31,
2000, the results of its operations for the year then ended, and the changes in
its net assets and financial highlights for the year then ended and the period from September 27, 1999 (inception of offering) to October 31, 1999, in conformity with accounting principles generally accepted in the United States of
America.

/s/ KPMG LLP
------------
KPMG LLP

Denver, Colorado
November 21, 2000

STATEMENT OF
INVESTMENTS
October 31, 2000

MARKET VALUE

SHARES                SEE NOTE 1
---------------------------------------------------------------------------------------------------------------------------
FIXED INCOME FUNDS - 88.3%
---------------------------------------------------------------------------------------------------------------------------

Oppenheimer Bond Fund, Y
Shares
42,210    $      407,755
---------------------------------------------------------------------------------------------------------------------------
Oppenheimer Limited-Term Government Fund, Y
Shares                                               713,123         7,081,318
---------------------------------------------------------------------------------------------------------------------------
Oppenheimer Strategic Income Fund, Y
Shares                                                      505,723
2,058,292

-------------

-------------
Total Fixed Income Funds (Cost
$9,605,837)
9,547,365

---------------------------------------------------------------------------------------------------------------------------
MONEY MARKET FUND - 10.3%
---------------------------------------------------------------------------------------------------------------------------
Oppenheimer Money Market Fund, Inc. (Cost
$1,108,646)                                          1,108,646
1,108,646

---------------------------------------------------------------------------------------------------------------------------
TOTAL INVESTMENTS, AT VALUE (COST
$10,714,483)                                                      98.6%
10,656,011
---------------------------------------------------------------------------------------------------------------------------
OTHER ASSETS NET OF
LIABILITIES
1.4           155,517

-------------------   ---------------
NET
ASSETS
100.0%   $   10,811,528

===================   ===============
See accompanying Notes to Financial Statements. 7 Oppenheimer Capital Preservation Fund

--------------------------------------------------------------------------------------------------------------------------------
STATEMENT OF ASSETS AND
LIABILITIES                                                 October 31, 2000

--------------------------------------------------------------------------------------------------------------------------------
ASSETS

Investments, at value (cost $10,714,483) - see accompanying
statement                                               $10,656,011
--------------------------------------------------------------------------------------------------------------------------------
Receivables and other assets:
Wrapper
agreement
147,569
Interest and
dividends
43,662
Shares of beneficial interest
sold
4,758
Other
2,910

------------
Total
assets
10,854,910

--------------------------------------------------------------------------------------------------------------------------------
LIABILITIES
Bank
overdraft
5,900
--------------------------------------------------------------------------------------------------------------------------------
Payables and other liabilities:
Shares of beneficial interest
redeemed
26,462
Transfer and shareholder servicing agent
fees
2,576
Shareholder
reports
2,469
Distribution and service plan
fees
2,147
Trustees'
compensation
1,923
Wrapper
fee
1,405
Other
500

------------
Total
liabilities
43,382

--------------------------------------------------------------------------------------------------------------------------------
NET
ASSETS
$10,811,528

============

--------------------------------------------------------------------------------------------------------------------------------
COMPOSITION OF NET ASSETS
Paid-in
capital
$10,778,876
--------------------------------------------------------------------------------------------------------------------------------
Accumulated net realized loss on investment
transactions
(56,445)
--------------------------------------------------------------------------------------------------------------------------------
Net unrealized appreciation on investments and wrapper
agreement                                                         89,097

------------
NET
ASSETS
$10,811,528

============

--------------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE PER SHARE
Class A Shares:
Net asset value and redemption price per share (based on net assets of
$10,431,480 and 1,043,146 shares of beneficial interest
outstanding)                                                     $10.00
Maximum offering price per share (net asset value plus sales charge of 3.50% of offering
price)
$10.36
--------------------------------------------------------------------------------------------------------------------------------
Class B Shares:
Net asset value, redemption price (excludes applicable contingent deferred sales
charge) and offering price per share (based on net assets of $331,170 and 33,120 shares of beneficial interest
outstanding)
$10.00
--------------------------------------------------------------------------------------------------------------------------------
Class C Shares:
Net asset value, redemption price (excludes applicable contingent deferred sales
charge) and offering price per share (based on net assets of $47,808 and 4,782 shares of beneficial interest
outstanding)
$10.00
--------------------------------------------------------------------------------------------------------------------------------
Class Y Shares:
Net asset value, redemption price and offering price per share (based on net assets of $1,070 and 107 shares of beneficial interest
outstanding)                                                  $10.00
See accompanying Notes to Financial Statements. 8 Oppenheimer Capital Preservation Fund

--------------------------------------------------------------------------------------------------------------------------------
STATEMENT OF
OPERATIONS                                                             For
the Year Ended October 31, 2000

--------------------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME

Dividends from underlying
funds
$511,066
--------------------------------------------------------------------------------------------------------------------------------
Interest
4,059

---------
Total
income
515,125

--------------------------------------------------------------------------------------------------------------------------------
EXPENSES
Management
fees
54,382
--------------------------------------------------------------------------------------------------------------------------------
Distribution and service plan fees:
Class
A
17,736
Class
B
808
Class
C
245
--------------------------------------------------------------------------------------------------------------------------------
Legal, auditing and other professional
fees
46,660
--------------------------------------------------------------------------------------------------------------------------------
Wrapper
fee
11,698
--------------------------------------------------------------------------------------------------------------------------------
Shareholder
reports
3,675
--------------------------------------------------------------------------------------------------------------------------------
Transfer and shareholder servicing agent
fees
2,340
--------------------------------------------------------------------------------------------------------------------------------
Trustees'
compensation
1,923
--------------------------------------------------------------------------------------------------------------------------------
Custodian fees and
expenses
1,073
--------------------------------------------------------------------------------------------------------------------------------
Other
3,781

---------
Total
expenses
144,321
Less expenses paid
indirectly
(433)
Less reimbursement of
expenses
(32,474)

---------
Net
expenses
111,414

--------------------------------------------------------------------------------------------------------------------------------
NET INVESTMENT
INCOME
403,711

--------------------------------------------------------------------------------------------------------------------------------
REALIZED AND UNREALIZED GAIN (LOSS)
Net realized loss on
investments
(56,445)
--------------------------------------------------------------------------------------------------------------------------------
Net change in unrealized appreciation (depreciation) on:
Investments
(58,226)
Wrapper
agreement
147,329

---------
Net
change
89,103

---------
Net realized and unrealized
gain
32,658

--------------------------------------------------------------------------------------------------------------------------------
NET INCREASE IN NET ASSETS RESULTING FROM
OPERATIONS
$436,369

=========
See accompanying Notes to Financial Statements. 9 Oppenheimer Capital Preservation Fund

--------------------------------------------------------------------------------------------------------------------------------
STATEMENTS OF CHANGES IN NET ASSETS

YEAR ENDED            PERIOD ENDED

OCTOBER 31, 2000      OCTOBER 31, 1999(1)
--------------------------------------------------------------------------------------------------------------------------------
Operations

Net investment
income
$403,711                   $567
--------------------------------------------------------------------------------------------------------------------------------

Net realized gain
(loss)
(56,445)                   --
--------------------------------------------------------------------------------------------------------------------------------
Net change in unrealized appreciation
(depreciation)
89,103                     (6)

---------------------   --------------------
Net increase in net assets resulting from
operations
436,369                    561

--------------------------------------------------------------------------------------------------------------------------------
DIVIDENDS AND/OR DISTRIBUTIONS TO SHAREHOLDERS
Dividends from net investment income:
Class
A
(430,676)                  (545)
Class
B
(4,331)                    (5)
Class
C
(1,311)                    (5)
Class
Y
(65)                    (6)

--------------------------------------------------------------------------------------------------------------------------------
BENEFICIAL INTEREST TRANSACTIONS
Net increase in net assets resulting from
beneficial interest transactions:
Class
A
10,331,470                    --
Class
B
330,195                    --
Class
C
46,813                    --
Class
Y
64                    --

--------------------------------------------------------------------------------------------------------------------------------
NET ASSETS
Total
increase
10,708,528                    --
--------------------------------------------------------------------------------------------------------------------------------
Beginning of
period
103,000                103,000

------------              ---------
End of period (including undistributed net investment
income of $21 for the period ended October 31,
1999)                                         $10,811,528
$103,000

============              =========
1. For the period from September 27, 1999 (inception of offering) to October 31, 1999. 2. Reflects the value of the Manager's initial seed money investment at June 11, 1999. See accompanying Notes to Financial Statements. 10 Oppenheimer Capital Preservation Fund

----------------------------------------------------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS

                                                           CLASS
A                               CLASS B

-------------------------             ------------------------

                                                           YEAR ENDED OCTOBER
31,                YEAR ENDED OCTOBER 31,
                                                           2000
1999(1)             2000             1999(1)
----------------------------------------------------------------------------------------------------------------------------
Per Share Operating Data

Net asset value, beginning of period                        $10.00
$10.00              $10.00           $10.00
----------------------------------------------------------------------------------------------------------------------------
Income from investment operations:
Net investment income
 .57              .05                 .51              .05
Net realized and unrealized gain
 .03               --                 .02               --

----------------------------------------------------------------------------
Total income from investment operations
 .60              .05                 .53              .05
----------------------------------------------------------------------------------------------------------------------------
Dividends and/or distributions to shareholders:
Total dividends from net investment income
(.60)            (.05)               (.53)            (.05)
----------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                              $10.00
$10.00              $10.00           $10.00
                                                            =======
=======             =======          =======

----------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN, AT NET ASSET VALUE(2)                          6.18%
0.55%               5.43%            0.48%
----------------------------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (in thousands)
$10,431             $100                $331               $1
----------------------------------------------------------------------------------------------------------------------------
Average net assets (in thousands)
$7,171             $100                 $82               $1
----------------------------------------------------------------------------------------------------------------------------
Ratios to average net assets:(3)
Net investment income                                        5.55%
5.75%               4.55%            5.10%
Expenses                                                     1.96%
1.55%               2.71%            2.25%
Expenses, net of indirect and voluntary
assumption of expenses                                       1.51%
1.12%               2.26%            1.81%
----------------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate
89%               0%                 89%               0%

1. For the period from September 27, 1999 (inception of offering) to October
31,
1999.
2. Assumes a $1,000 hypothetical initial investment on the business day before the first day of the fiscal period (or inception of offering), with all dividends and distributions reinvested in additional shares on the reinvestment
date, and redemption at the net asset value calculated on the last business day
of the fiscal period. Sales charges are not reflected in the total returns.
Total returns are not annualized for periods of less than one full year.
3. Annualized for periods of less than one full year.

See accompanying Notes to Financial Statements.
11 Oppenheimer Capital Preservation Fund

--------------------------------------------------------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS

                                                             CLASS
C                                CLASS Y

------------------------               ------------------------

                                                             YEAR ENDED
OCTOBER 31,                 YEAR ENDED OCTOBER 31,
                                                             2000
1999(1)               2000             1999(1)
--------------------------------------------------------------------------------------------------------------------------------
Per Share Operating Data

Net asset value, beginning of period                         $10.00
$10.00                $10.00           $10.00
--------------------------------------------------------------------------------------------------------------------------------
Income from investment operations:
Net investment income
 .50              .05                   .59              .06
Net realized and unrealized gain
 .03               --                   .03               --

-------------------------------------------------------------------------------
Total income from investment operations
 .53              .05                   .62              .06
--------------------------------------------------------------------------------------------------------------------------------
Dividends and/or distributions to shareholders:
Total dividends from net investment income
(.53)            (.05)                 (.62)            (.06)
--------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                               $10.00
$10.00                $10.00           $10.00
                                                             =======
=======               =======          =======

--------------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN, AT NET ASSET VALUE(2)
5.43%            0.48%                 6.43%            0.57%
--------------------------------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (in thousands)
$48               $1                    $1               $1
--------------------------------------------------------------------------------------------------------------------------------
Average net assets (in thousands)
$25               $1                    $1               $1
--------------------------------------------------------------------------------------------------------------------------------
Ratios to average net assets:(3)
Net investment income
4.65%            5.10%                 5.88%            6.19%
Expenses
2.71%            2.25%                 1.71%            1.15%
Expenses, net of indirect and voluntary
assumption of expenses
2.26%            1.81%                 1.26%            0.72%
--------------------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate
89%               0%                   89%               0%

1. For the period from September 27, 1999 (inception of offering) to October
31,
1999.
2. Assumes a $1,000 hypothetical initial investment on the business day before the first day of the fiscal period (or inception of offering), with all dividends and distributions reinvested in additional shares on the reinvestment
date, and redemption at the net asset value calculated on the last business day
of the fiscal period. Sales charges are not reflected in the total returns.
Total returns are not annualized for periods of less than one full year.
3. Annualized for periods of less than one full year.

See accompanying Notes to Financial Statements.
12 Oppenheimer Capital Preservation Fund NOTES TO FINANCIAL STATEMENTS 1. SIGNIFICANT ACCOUNTING POLICIES Oppenheimer Capital Preservation Fund (the Fund) is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. The Fund seeks high current income while seeking to maintain a stable value per share. The Fund's investment advisor is OppenheimerFunds, Inc. (the Manager). Shares of the Fund are offered solely to participant-directed qualified retirement plans and 403(b)(7) Custodial Plans meeting specified criteria (the Plans). Plan participant purchases of Fund shares are handled in accordance with each Plan's specific provisions. Plan participants should contact their Plan administrator for details concerning how they may purchase shares of the Fund. The Fund offers Class A, Class B, Class C and Class Y shares. Class A shares are sold with a front-end sales charge of 3.50%, and reduced for larger purchases. Class B and Class C shares are offered without front-end sales charge, but may be subject to a contingent deferred-sales charge (CDSC) if redeemed within 5 years or 12 months, respectively, of purchase. Class Y shares are offered without front-end and contingent-deferred sales charges. Class Y shares are only available for plans that have special arrangements with OppenheimerFunds Distributor, Inc. (the Distributor). All classes of shares have identical rights to earnings, assets and voting privileges, except that each class has its own expenses directly attributable to that class and exclusive voting rights with respect to matters affecting that class. Expenses included in the accompanying financial statements reflect the expenses of the Fund and do not include any expenses associated with the Underlying Funds. Classes A, B and C have separate distribution and/or service plans. No such plan has been adopted for Class Y shares. Class B shares will automatically convert to Class A shares six years after the date of purchase. The following is a summary of significant accounting policies consistently followed by the Fund. SECURITIES VALUATION. The Fund will, under normal circumstances, invest in Class Y shares of Oppenheimer Limited-Term Government Fund, Oppenheimer Bond Fund, Oppenheimer U.S. Government Trust, Oppenheimer Strategic Income Fund, and in shares of Oppenheimer Money Market Fund, Inc. (collectively referred to as the "underlying funds"). The net asset values of the underlying funds are determined as of the close of The New York Stock Exchange, on each day the Exchange is open for trading. The net asset value per share is determined by dividing the value of the Fund's net assets attributable to a class by the number of shares of that class that are outstanding. The Fund may invest in certain portfolio securities, as described in the Fund's prospectus. Portfolio securities are valued at the close of the New York Stock Exchange on each trading day. Listed and unlisted securities for which such information is regularly reported are valued at the last sale price of the day or, in the absence of sales, at values based on the closing bid or the last sale price on the prior trading day. Long-term and short-term "non-money market" debt securities are valued by a portfolio pricing service approved by the Board of Trustees. Such securities which cannot be valued by an approved portfolio pricing service are valued using dealer-supplied valuations provided the Manager is satisfied that the firm rendering the quotes is reliable and that the quotes reflect current market value, or are valued under consistently applied procedures established by the Board of Trustees to determine fair value in good faith. Short-term "money market type" debt securities having a remaining maturity of 60 days or less are valued at cost (or last determined market value) adjusted for amortization to maturity of any premium or discount. Foreign currency exchange contracts are valued based on the closing prices of the foreign currency contract rates in the London foreign exchange markets on a daily basis as provided by a reliable bank or dealer. The Fund will, under normal circumstances, enter into wrapper agreements with insurance companies and banks. If an insurance wrap contract or a synthetic Guaranteed Investment Contract, collectively, "wrapper agreement" obligates the contract provider to maintain the book value of all or a portion of the Fund's investments up to a specified maximum dollar amount, such contract will be valued at its fair value. The book value of the covered assets is the price the Fund paid for them plus interest on those assets accrued at a rate calculated pursuant to a formula specified in the wrapper agreement ("crediting rate"). The crediting rate is normally reset monthly. However, if there is a material change in interest rates or purchases or redemptions of fund shares, the crediting rate may be reset more frequently. The fair value of the contract generally will be equal to the difference between the book value, and the market value of the Fund's portfolio investments subject to the contract. If the market value of the Fund's portfolio investments is greater than its Book Value, the contract value will be reflected as a liability ("wrapper agreement") of the Fund in the amount of the difference, i.e. a negative value. If the market value of the Fund's portfolio investments is less than its Book Value, the contract value will be reflected as an asset ("wrapper agreement") of the Fund in the amount of the difference, i.e. a positive value, reflecting the potential liability of the contract provider to the Fund. In performing its fair value determination, the Board of Trustees will take into consideration the creditworthiness of the contract provider and the ability and willingness of the contract provider to pay amounts under the contract. As of October 31, 2000, the Fund has entered into one wrapper agreement, with the Bank of America, NA. 13 Oppenheimer Capital Preservation Fund NOTES TO FINANCIAL STATEMENTS Continued 1. SIGNIFICANT ACCOUNTING POLICIES Continued REPURCHASE AGREEMENTS. The Fund requires the custodian to take possession, to have legally segregated in the Federal Reserve Book Entry System or to have segregated within the custodian's vault, all securities held as collateral for repurchase agreements. The market value of the underlying securities is required to be at least 102% of the resale price at the time of purchase. If the seller of the agreement defaults and the value of the collateral declines, or if the seller enters an insolvency proceeding, realization of the value of the collateral by the Fund may be delayed or limited. ALLOCATION OF INCOME, EXPENSES, GAINS AND LOSSES. Income, expenses (other than those attributable to a specific class), gains and losses are allocated daily to each class of shares based upon the relative proportion of net assets represented by such class. Operating expenses directly attributable to a specific class are charged against the operations of that class. FEDERAL TAXES. The Fund intends to continue to comply with provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income, including any net realized gain on investments not offset by loss carryovers, to shareholders. Therefore, no federal income or excise tax provision is required. As of October 31, 2000, the Fund had available for federal income tax purposes an unused capital loss carryover as follows: Expiring 2008 $38,114 TRUSTEES' COMPENSATION. The Fund has adopted a unfunded retirement plan for the Fund's independent Trustees. Benefits are based on years of service and fees paid to each trustee during the years of service. During the year ended October 31, 2000, a provision of $1,818 was made for the Fund's projected benefit obligations, resulting in an accumulated liability of $1,818 as of October 31, 2000. The Board of Trustees has adopted a deferred compensation plan for independent Trustees that enables Trustees to elect to defer receipt of all or a portion of annual compensation they are entitled to receive from the Fund. Under the plan, the compensation deferred is periodically adjusted as though an equivalent amount had been invested for the Trustee in shares of one or more Oppenheimer funds selected by the Trustee. The amount paid to the Trustee under the plan will be determined based upon the performance of the selected funds. Deferral of Trustees' fees under the plan will not affect the net assets of the Fund, and will not materially affect the Fund's assets, liabilities or net income per share. DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS. Dividends and distributions to shareholders, which are determined in accordance with income tax regulations, are recorded on the ex-distribution date. The Board of Trustees, in an effort to maintain a stable net asset value per share in the event of an additional distribution, may declare, effective on the ex-distribution date of an additional distribution, a reverse split of the shares of the Fund in an amount that will cause the total number of shares held by each shareholder, including shares acquired on reinvestment of that distribution, to remain the same as before that distribution was paid. Also, in an effort to maintain a stable net asset value per share, the Fund may distribute return of capital dividends. CLASSIFICATION OF DISTRIBUTIONS TO SHAREHOLDERS. Net investment income (loss) and net realized gain (loss) may differ for financial statement and tax purposes primarily because of paydown gains and losses and the recognition of certain foreign currency gains (losses) as ordinary income (loss) for tax purposes. The character of distributions made during the year from net investment income or net realized gains may differ from its ultimate characterization for federal income tax purposes. Also, due to timing of dividend distributions, the fiscal year in which amounts are distributed may differ from the fiscal year in which the income or realized gain was recorded by the Fund. The Fund adjusts the classification of distributions to shareholders to reflect the differences between financial statement amounts and distributions determined in accordance with income tax regulations. Accordingly, during the year ended October 31, 2000, amounts have been reclassified to reflect a decrease in paid-in capital of $32,651. Overdistributed net investment income was decreased by the same amount. Net assets of the Fund were unaffected by the reclassifications. EXPENSE OFFSET ARRANGEMENTS. Expenses paid indirectly represent a reduction of custodian fees for earnings on cash balances maintained by the Fund. 14 Oppenheimer Capital Preservation Fund NOTES TO FINANCIAL STATEMENTS Continued 1. SIGNIFICANT ACCOUNTING POLICIES Continued OTHER. Investment transactions are accounted for as of trade date and dividend income is recorded on the ex-dividend date. Discount on securities purchased is amortized over the life of the respective securities, in accordance with federal income tax requirements. Realized gains and losses on investments and options written and unrealized appreciation and depreciation are determined on an identified cost basis, which is the same basis used for federal income tax purposes. The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates. 2. SHARES OF BENEFICIAL INTEREST The Fund has authorized an unlimited number of no par value shares of beneficial interest of each class. Transactions in shares of beneficial interest for the year ended October 31, 2000 were as follows:

                                                     YEAR ENDED OCTOBER 31,
2000
                                                      SHARES
AMOUNT
-----------------------------------------------------------------------------------
CLASS A

Sold                                              1,611,987     $
16,119,874
Dividends and/or distributions reinvested            43,122
431,235
Redeemed                                           (621,963)
(6,219,639)
                                                  ----------
-------------------
Net increase                                      1,033,146     $
10,331,470
                                                  ==========
===================

-----------------------------------------------------------------------------------
CLASS B
Sold                                                 32,651     $
326,514
Dividends and/or distributions reinvested               428
4,280
Redeemed                                                (59)
(599)
                                                  ----------
-------------------
Net increase                                         33,020     $
330,195
                                                  ==========
===================

-----------------------------------------------------------------------------------
CLASS C
Sold                                                  6,692     $
66,914
Dividends and/or distributions reinvested               131
1,314
Redeemed                                             (2,141)
(21,415)
                                                  ---------
-------------------
Net increase                                          4,682     $
46,813
                                                  ==========
===================

-----------------------------------------------------------------------------------
CLASS Y
Sold                                                     --
$               --
Dividends and/or distributions reinvested
7                     64
Redeemed
--                     --
                                                  ----------
-------------------
Net increase                                              7
$               64
                                                  ==========
===================
There were no transactions in shares of beneficial interest for the period from September 27, 1999 (inception of offering) to October 31, 1999. 15 Oppenheimer Capital Preservation Fund NOTES TO FINANCIAL STATEMENTS Continued 3. PURCHASES AND SALES OF SECURITIES

The aggregate cost of purchases and proceeds from sales of securities, other than short-term obligations, for the year ended October 31, 2000, were $16,727,984 and $6,060,288, respectively.

As of October 31, 2000, unrealized appreciation (depreciation) based on cost of securities for federal income tax purposes of $10,732,815 was:

Gross unrealized appreciation             $ 41,746
Gross unrealized depreciation             (118,550)
                                          ---------
Net unrealized depreciation               $(76,804)
                                          =========
4. FEES AND OTHER TRANSACTIONS WITH AFFILIATES MANAGEMENT FEES. Under the Investment Advisory Agreement, the Fund pays the Manager an advisory fee at an annual rate that declines on additional assets as the Fund grows: 0.75% of the first $200 million of average annual net assets of the Fund, 0.72% of the next $200 million, 0.69% of the next $200 million, 0.66% of the next $200 million, 0.60% of the next $200 million and 0.50% of average annual net assets over $1 billion. That fee shall be reduced by the management fees received by the Manager during the period from the underlying funds attributable to investments by the Fund in shares of such underlying funds. This is to assure that the management fee paid directly and indirectly by the Fund to the Manager shall not exceed the fees described above. The Fund's management fee for the year ended October 31, 2000 was an annualized rate of 0.75%, before any waiver by the Manager if applicable TRANSFER AGENT FEES. OppenheimerFunds Services (OFS), a division of the Manager, acts as the shareholder servicing agent for the Fund on an "at-cost" basis. OFS also acts as the shareholder servicing agent for the other Oppenheimer funds. DISTRIBUTION AND SERVICE PLAN FEES. Under its General Distributor's Agreement with the Manager, OppenheimerFunds Distributor, Inc (OFDI) acts as the Fund's principal underwriter in the continuous public offering of the different classes of shares of the Fund. The compensation paid to (or retained by) the Distributor from the sale of shares or on the redemption of shares is shown in the table below for the period indicated.

-------------------- ------------ -------------------- --------------------
------------------- --------------------
                     AGGREGATE    CLASS A FRONT-END    COMMISSIONS ON
COMMISSIONS ON      COMMISSIONS ON
                     FRONT-END    SALES CHARGES        CLASS A SHARES
CLASS B SHARES      CLASS C SHARES
                     SALES        RETAINED BY          ADVANCED BY
ADVANCED BY         ADVANCED BY
                     CHARGES ON   DISTRIBUTOR          DISTRIBUTOR(1)
DISTRIBUTOR(1)      DISTRIBUTOR(1)
                     CLASS A
YEAR ENDED           SHARES
-------------------- ------------ -------------------- --------------------
------------------- --------------------

 October 31, 2000      $21,305          $1,390
$21,305              $9,701                $--
-------------------- ------------ -------------------- --------------------
------------------- --------------------
1. THE DISTRIBUTOR ADVANCES COMMISSION PAYMENTS TO DEALERS FOR CERTAIN SALES OF CLASS A SHARES AND FOR SALES OF CLASS B AND CLASS C SHARES FROM ITS OWN RESOURCES AT THE TIME OF SALE.
-------------------- ---------------------------
-------------------------------- ----------------------------------
                     CLASS A CONTINGENT          CLASS B CONTINGENT
DEFERRED      CLASS C CONTINGENT DEFERRED
YEAR                 DEFERRED SALES CHARGES      SALES CHARGES RETAINED
BY        SALES CHARGES RETAINED BY
ENDED                RETAINED BY DISTRIBUTOR
DISTRIBUTOR                      DISTRIBUTOR
-------------------- ---------------------------
-------------------------------- ----------------------------------

October 31, 2000                $--
$--                               $--
-------------------- ---------------------------
-------------------------------- ----------------------------------

The Fund has adopted a Service Plan for Class A shares and Distribution and Service Plans for Class B and Class C shares under Rule 12b-1 of the Investment Company Act. Under those plans the Fund pays the Distributor for all or a portion of its costs incurred in connection with the distribution and/or servicing of the shares of the particular class.

16 Oppenheimer Capital Preservation Fund NOTES TO FINANCIAL STATEMENTS Continued

4. MANAGEMENT FEES AND OTHER TRANSACTIONS WITH AFFILIATES Continued CLASS A SERVICE PLAN Under the Class A service plan, the Distributor currently uses the fees it receives from the Fund to pay brokers, dealers and other financial institutions. The Class A service plan permits reimbursements to the Distributor at a rate of up to 0.25% of average annual net assets of Class A shares purchased. The Distributor makes payments to plan recipients quarterly at an annual rate not to exceed 0.25% of the average annual net assets consisting of Class A shares of the Fund. For the year ended October 31, 2000, payments under the Class A Plan totaled $17,736, all of which was paid by the Distributor to recipients. That included $3,246 paid to an affiliate of the Manager. Any unreimbursed expenses the Distributor incurs with respect to Class A shares in any fiscal year cannot be recovered in subsequent years.

CLASS B AND CLASS C DISTRIBUTION AND SERVICE PLAN FEES Under each plan, service fees and distribution fees are computed on the average of the net asset value of shares in the respective class, determined as of the close of each regular business day during the period. The Class B and Class C plan provides for the Distributor to be compensated at a flat rate, whether the Distributor’s distribution expenses are more or less than the amounts paid by the Fund under the plan during the period for which the fee is paid.

The Distributor retains the asset-based sales charge on Class B shares. The Distributor retains the asset-based sales charge on Class C shares during the first year the shares are outstanding. The asset-based sales charges on Class B and Class C shares allow investors to buy shares without a front-end sales charge while allowing the Distributor to compensate dealers that sell those shares.

The Distributor’s actual expenses in selling Class B and Class C shares may be more than the payments it receives from the contingent deferred sales charges collected on redeemed shares and from the Fund under the plans. If either the Class B or the Class C plan is terminated by the Fund, the Board of Trustees may allow the Fund to continue payments of the asset-based sales charge to the Distributor for distributing shares before the plan was terminated. The plans allow for the carry-forward of distribution expenses, to be recovered from asset-based sales charges in subsequent fiscal periods.

----------------------------------------------------------------------------------------------------------------------
           DISTRIBUTION FEES PAID TO THE DISTRIBUTOR FOR THE YEAR ENDED
OCTOBER
31, 2000 WERE AS FOLLOWS:
----------------------------------------------------------------------------------------------------------------------

DISTRIBUTOR'S

DISTRIBUTOR'S AGGREGATE      UNREIMBURSED EXPENSES
                    TOTAL PAYMENTS        AMOUNT RETAINED BY     UNREIMBURSED
EXPENSES        AS % OF NET ASSETS OF
                    UNDER PLAN            DISTRIBUTOR            UNDER
PLAN                   CLASS
------------------- --------------------- ----------------------
---------------------------- ------------------------

CLASS B PLAN                $--                    $--
$6,744                      2.04%
------------------- --------------------- ----------------------
---------------------------- ------------------------
CLASS C PLAN                 --                    --
--                             --
------------------- --------------------- ----------------------
---------------------------- ------------------------
5. ILLIQUID OR RESTRICTED SECURITIES

As of October 31, 2000, investments in securities included issues that are illiquid or restricted. Restricted securities are often purchased in private placement transactions, are not registered under the Securities Act of 1933, may have contractual restrictions on resale, and are valued under methods approved by the Board of Trustees as reflecting fair value. A security may also be considered illiquid if it lacks a readily available market or if its valuation has not changed for a certain period of time. A Wrapper Agreement is considered to be an illiquid security. The Fund intends to invest no more than 15% of its net assets (determined at the time of purchase and reviewed periodically) in illiquid or restricted securities.

6. BANK BORROWINGS

The Fund may borrow from a bank for temporary or emergency purposes including, without limitation, funding of shareholder redemptions provided asset coverage for borrowings exceeds 300%. The Fund has entered into an agreement which enables it to participate with other Oppenheimer funds in an unsecured line of credit with a bank, which permits borrowings up to $400 million, collectively. Interest is charged to each fund, based on its borrowings, at a rate equal to the Federal Funds Rate plus 0.45%. Borrowings are payable 30 days after such loan is executed. The Fund also pays a commitment fee equal to its pro rata share of the average unutilized amount of the credit facility at a rate of 0.08% per annum.

The Fund had no borrowings outstanding during the year ended or at October 31, 2000. 17 Oppenheimer Capital Preservation Fund Appendix A ------------------------------------------------------------------------------- Industry Classifications ------------------------------------------------------------------------------- Aerospace/Defense Food and Drug Retailers Air Transportation Gas Utilities Asset-Backed Health Care/Drugs Auto Parts and Equipment Health Care/Supplies and Services Automotive Homebuilders/Real Estate Bank Holding Companies Hotel/Gaming Banks Industrial Services Beverages Information Technology Broadcasting Insurance Broker-Dealers Leasing and Factoring Building Materials Leisure Cable Television Manufacturing Chemicals Metals/Mining Commercial Finance Nondurable Household Goods Communication Equipment Office Equipment Computer Hardware Oil - Domestic Computer Software Oil - International Conglomerates Paper Consumer Finance Photography Consumer Services Publishing Containers Railroads and Truckers Convenience Stores Restaurants Department Stores Savings and Loans Diversified Financial Shipping Diversified Media Special Purpose Financial Drug Wholesalers Specialty Printing Durable Household Goods Specialty Retailing Education Steel Electric Utilities Telecommunications - Long Distance Electrical Equipment Telephone - Utility Electronics Textile, Apparel and Home Furnishings Energy Services Tobacco Entertainment/Film Trucks and Parts Environmental Wireless Services Food Appendix B OppenheimerFunds Special Sales Charge Arrangements and Waivers

In certain cases, the initial sales charge that applies to purchases of Class A shares1 of the Oppenheimer funds or the contingent deferred sales charge that may apply to Class A, Class B or Class C shares may be waived.2 That is because of the economies of sales efforts realized by OppenheimerFunds Distributor, Inc., (referred to in this document as the “Distributor”), or by dealers or other financial institutions that offer those shares to certain classes of investors.

Not all waivers apply to all funds. For example, waivers relating to Retirement Plans do not apply to Oppenheimer municipal funds, because shares of those funds are not available for purchase by or on behalf of retirement plans. Other waivers apply only to shareholders of certain funds.

For the purposes of some of the waivers described below and in the Prospectus and Statement of Additional Information of the applicable Oppenheimer funds, the term “Retirement Plan” refers to the following types of plans: (1) plans qualified under Sections 401(a) or 401(k) of the Internal Revenue

Code, (2) non-qualified deferred compensation plans, (3) employee benefit plans3 (4) Group Retirement Plans4 (5) 403(b)(7) custodial plan accounts (6) Individual Retirement Accounts ("IRAs"), including traditional IRAs, Roth IRAs, SEP-IRAs, SARSEPs or SIMPLE plans

The interpretation of these provisions as to the applicability of a special arrangement or waiver in a particular case is in the sole discretion of the Distributor or the transfer agent (referred to in this document as the “Transfer Agent”) of the particular Oppenheimer fund. These waivers and special arrangements may be amended or terminated at any time by a particular fund, the Distributor, and/or OppenheimerFunds, Inc. (referred to in this document as the “Manager”).

Waivers that apply at the time shares are redeemed must be requested by the shareholder and/or dealer in the redemption request. I. Applicability of Class A Contingent Deferred Sales Charges in Certain Cases

Purchases of Class A Shares of Oppenheimer Funds That Are Not Subject to Initial Sales Charge but May Be Subject to the Class A Contingent Deferred Sales Charge (unless a waiver applies).

        There is no initial sales charge on purchases of Class A shares of any of the Oppenheimer funds in the cases listed below. However, these purchases may be subject to the Class A contingent deferred sales charge if redeemed within 18 months of the end of the calendar month of their purchase, as described in the Prospectus (unless a waiver described elsewhere in this Appendix applies to the redemption). Additionally, on shares purchased under these waivers that are subject to the Class A contingent deferred sales charge, the Distributor will pay the applicable concession described in the Prospectus under “Class A Contingent Deferred Sales Charge.”5 This waiver provision applies to:

- Purchases of Class A shares aggregating $1 million or more. - Purchases of Class A shares by a Retirement Plan that was permitted to purchase such shares at net asset value but subject to a contingent deferred sales charge prior to March 1, 2001.

- Purchases by an OppenheimerFunds-sponsored Rollover IRA, if the purchases are made:
(1)	through a broker, dealer, bank or registered investment adviser that has made special arrangements with the Distributor for those purchases, or

(2)	by a direct rollover of a distribution from a qualified Retirement Plan if the administrator of that Plan has made special arrangements with the Distributor for those purchases.

        - Purchases of Class A shares by Retirement Plans that have any of the following record-keeping arrangements: (1) The record keeping is performed by Merrill Lynch Pierce Fenner & Smith,

Inc. (“Merrill Lynch”) on a daily valuation basis for the Retirement Plan. On the date the plan sponsor signs the record-keeping service agreement with Merrill Lynch, the Plan must have $3 million or more of its assets invested in (a) mutual funds, other than those advised or managed by Merrill Lynch Investment Management, L.P. (“MLIM”), that are made available under a Service Agreement between Merrill Lynch and the mutual fund’s principal underwriter or distributor, and (b) funds advised or managed by MLIM (the funds described in (a) and (b) are referred to as “Applicable Investments”).

(2)	The record keeping for the Retirement Plan is performed on a daily valuation basis by a record keeper whose services are provided under a contract or arrangement between the Retirement Plan and Merrill Lynch. On the date the plan sponsor signs the record keeping service agreement with Merrill Lynch, the Plan must have $3 million or more of its assets (excluding assets invested in money market funds) invested in Applicable Investments.

(3)	The record keeping for a Retirement Plan is handled under a service agreement with Merrill Lynch and on the date the plan sponsor signs that agreement, the Plan has 500 or more eligible employees (as determined by the Merrill Lynch plan conversion manager).

        - Purchases by a Retirement Plan whose record keeper had a cost-allocation agreement with the Transfer Agent on or before March 1, 2001.

II. Waivers of Class A Sales Charges of Oppenheimer Funds A. Waivers of Initial and Contingent Deferred Sales Charges for Certain Purchasers. Class A shares purchased by the following investors are not subject to any Class A sales charges (and no concessions are paid by the Distributor on such purchases): - The Manager or its affiliates.
-	Present or former officers, directors, trustees and employees (and their “immediate families”) of the Fund, the Manager and its affiliates, and retirement plans established by them for their employees. The term “immediate family” refers to one’s spouse, children, grandchildren, grandparents, parents, parents-in-law, brothers and sisters, sons- and daughters-in-law, a sibling’s spouse, a spouse’s siblings, aunts, uncles, nieces and nephews; relatives by virtue of a remarriage (step-children, step-parents, etc.) are included.

-	Registered management investment companies, or separate accounts of insurance companies having an agreement with the Manager or the Distributor for that purpose.

-	Dealers or brokers that have a sales agreement with the Distributor, if they purchase shares for their own accounts or for retirement plans for their employees.

-	Employees and registered representatives (and their spouses) of dealers or brokers described above or financial institutions that have entered into sales arrangements with such dealers or brokers (and which are identified as such to the Distributor) or with the Distributor. The purchaser must certify to the Distributor at the time of purchase that the purchase is for the purchaser’s own account (or for the benefit of such employee’s spouse or minor children).

-	Dealers, brokers, banks or registered investment advisors that have entered into an agreement with the Distributor providing specifically for the use of shares of the Fund in particular investment products made available to their clients. Those clients may be charged a transaction fee by their dealer, broker, bank or advisor for the purchase or sale of Fund shares.

-	Investment advisors and financial planners who have entered into an agreement for this purpose with the Distributor and who charge an advisory, consulting or other fee for their services and buy shares for their own accounts or the accounts of their clients.

-	“Rabbi trusts” that buy shares for their own accounts, if the purchases are made through a broker or agent or other financial intermediary that has made special arrangements with the Distributor for those purchases.

-	Clients of investment advisors or financial planners (that have entered into an agreement for this purpose with the Distributor) who buy shares for their own accounts may also purchase shares without sales charge but only if their accounts are linked to a master account of their investment advisor or financial planner on the books and records of the broker, agent or financial intermediary with which the Distributor has made such special arrangements . Each of these investors may be charged a fee by the broker, agent or financial intermediary for purchasing shares.

-	Directors, trustees, officers or full-time employees of OpCap Advisors or its affiliates, their relatives or any trust, pension, profit sharing or other benefit plan which beneficially owns shares for those persons.

-	Accounts for which Oppenheimer Capital (or its successor) is the investment advisor (the Distributor must be advised of this arrangement) and persons who are directors or trustees of the company or trust which is the beneficial owner of such accounts.

        - A unit investment trust that has entered into an appropriate agreement with the Distributor.

-	Dealers, brokers, banks, or registered investment advisers that have entered into an agreement with the Distributor to sell shares to defined contribution employee retirement plans for which the dealer, broker or investment adviser provides administration services.

-	Retirement Plans and deferred compensation plans and trusts used to fund those plans (including, for example, plans qualified or created under sections 401(a), 401(k), 403(b) or 457 of the Internal Revenue Code), in each case if those purchases are made through a broker, agent or other financial intermediary that has made special arrangements with the Distributor for those purchases.

-	A TRAC-2000 401(k) plan (sponsored by the former Quest for Value Advisors) whose Class B or Class C shares of a Former Quest for Value Fund were exchanged for Class A shares of that Fund due to the termination of the Class B and Class C TRAC-2000 program on November 24, 1995.

-	A qualified Retirement Plan that had agreed with the former Quest for Value Advisors to purchase shares of any of the Former Quest for Value Funds at net asset value, with such shares to be held through DCXchange, a sub-transfer agency mutual fund clearinghouse, if that arrangement was consummated and share purchases commenced by December 31, 1996.

B. Waivers of Initial and Contingent Deferred Sales Charges in Certain Transactions. Class A shares issued or purchased in the following transactions are not subject to sales charges (and no concessions are paid by the Distributor on such purchases):

        - Shares issued in plans of reorganization, such as mergers, asset acquisitions and exchange offers, to which the Fund is a party. - Shares purchased by the reinvestment of dividends or other distributions reinvested from the Fund or other Oppenheimer funds (other than Oppenheimer Cash Reserves) or unit investment trusts for which reinvestment arrangements have been made with the Distributor.

-	Shares purchased through a broker-dealer that has entered into a special agreement with the Distributor to allow the broker’s customers to purchase and pay for shares of Oppenheimer funds using the proceeds of shares redeemed in the prior 30 days from a mutual fund (other than a fund managed by the Manager or any of its subsidiaries) on which an initial sales charge or contingent deferred sales charge was paid. This waiver also applies to shares purchased by exchange of shares of Oppenheimer Money Market Fund, Inc. that were purchased and paid for in this manner. This waiver must be requested when the purchase order is placed for shares of the Fund, and the Distributor may require evidence of qualification for this waiver.

-	Shares purchased with the proceeds of maturing principal units of any Qualified Unit Investment Liquid Trust Series.

        - Shares purchased by the reinvestment of loan repayments by a participant in a Retirement Plan for which the Manager or an affiliate acts as sponsor.

C. Waivers of the Class A Contingent Deferred Sales Charge for Certain Redemptions.

The Class A contingent deferred sales charge is also waived if shares that would otherwise be subject to the contingent deferred sales charge are redeemed in the following cases:

        - To make Automatic Withdrawal Plan payments that are limited annually to no more than 12% of the account value adjusted annually. - Involuntary redemptions of shares by operation of law or involuntary redemptions of small accounts (please refer to “Shareholder Account Rules and Policies,” in the applicable fund Prospectus).

-	For distributions from Retirement Plans, deferred compensation plans or other employee benefit plans for any of the following purposes:

(1)	Following the death or disability (as defined in the Internal Revenue Code) of the participant or beneficiary. The death or disability must occur after the participant’s account was established.

(2) To return excess contributions. (3) To return contributions made due to a mistake of fact. (4) Hardship withdrawals, as defined in the plan.6 (5) Under a Qualified Domestic Relations Order, as defined in the Internal
Revenue Code, or, in the case of an IRA, a divorce or separation agreement described in Section 71(b) of the Internal Revenue Code.

(6) To meet the minimum distribution requirements of the Internal Revenue Code.
(7)	To make “substantially equal periodic payments” as described in Section 72(t) of the Internal Revenue Code.

(8) For loans to participants or beneficiaries. (9) Separation from service.7
(10)	Participant-directed redemptions to purchase shares of a mutual fund (other than a fund managed by the Manager or a subsidiary of the Manager) if the plan has made special arrangements with the Distributor.

- For distributions from 401(k) plans sponsored by broker-dealers that have entered into a special agreement with the Distributor allowing this waiver. III. Waivers of Class B, Class C and Class N Sales Charges of Oppenheimer Funds

The Class B, Class C and Class N contingent deferred sales charges will not be applied to shares purchased in certain types of transactions or redeemed in certain circumstances described below.

A. Waivers for Redemptions in Certain Cases.

The Class B, Class C and Class N contingent deferred sales charges will be waived for redemptions of shares in the following cases: - Shares redeemed involuntarily, as described in “Shareholder Account

Rules and Policies," in the applicable Prospectus. - Redemptions from accounts other than Retirement Plans following the death or disability of the last surviving shareholder, including a trustee of a grantor trust or revocable living trust for which the trustee is also the sole beneficiary. The death or disability must have occurred after the account was established, and for disability you must provide evidence of a determination of disability by the Social Security Administration.

        - Distributions from accounts for which the broker-dealer of record has entered into a special agreement with the Distributor allowing this waiver.

-	Redemptions of Class B shares held by Retirement Plans whose records are maintained on a daily valuation basis by Merrill Lynch or an independent record keeper under a contract with Merrill Lynch.

-	Redemptions of Class C shares of Oppenheimer U.S. Government Trust from accounts of clients of financial institutions that have entered into a special arrangement with the Distributor for this purpose.

- Redemptions, requested in writing by a Retirement Plan sponsor, of Class C shares of an Oppenheimer fund in amounts of $500,000 or more and made more than 12 months after the Retirement Plan’s first purchase of Class C shares, if the redemption proceeds are invested in Class N shares of one or more Oppenheimer funds.

-	Distributions8 from Retirement Plans or other employee benefit plans for any of the following purposes:

(1)	Following the death or disability (as defined in the Internal Revenue Code) of the participant or beneficiary. The death or disability must occur after the participant’s account was established in an Oppenheimer fund.

(2) To return excess contributions made to a participant's account. (3) To return contributions made due to a mistake of fact. (4) To make hardship withdrawals, as defined in the plan.9 (5) To make distributions required under a Qualified Domestic Relations
Order or, in the case of an IRA, a divorce or separation agreement described in Section 71(b) of the Internal Revenue Code.

(6) To meet the minimum distribution requirements of the Internal Revenue Code.
(7)	To make “substantially equal periodic payments” as described in Section 72(t) of the Internal Revenue Code.

(8) For loans to participants or beneficiaries.10 (9) On account of the participant’s separation from service.11 (10) Participant-directed redemptions to purchase shares of a mutual fund

(other than a fund managed by the Manager or a subsidiary of the Manager) offered as an investment option in a Retirement Plan if the plan has made special arrangements with the Distributor.

(11)	Distributions made on account of a plan termination or “in-service” distributions, if the redemption proceeds are rolled over directly to an OppenheimerFunds-sponsored IRA.

(12)	For distributions from a participant’s account under an Automatic Withdrawal Plan after the participant reaches age 59 1/2, as long as the aggregate value of the distributions does not exceed 10% of the account’s value, adjusted annually.

(13) Redemptions of Class B shares under an Automatic Withdrawal Plan for an account other than a Retirement Plan, if the aggregate value of the redeemed shares does not exceed 10% of the account’s value, adjusted annually.

(14) For distributions from 401(k) plans sponsored by broker-dealers that have entered into a special arrangement with the Distributor allowing this waiver.

        - Redemptions of Class B shares or Class C shares under an Automatic Withdrawal Plan from an account other than a Retirement Plan if the aggregate value of the redeemed shares does not exceed 10% of the account’s value annually.

B. Waivers for Shares Sold or Issued in Certain Transactions.

The contingent deferred sales charge is also waived on Class B and Class C shares sold or issued in the following cases: - Shares sold to the Manager or its affiliates.

-	Shares sold to registered management investment companies or separate accounts of insurance companies having an agreement with the Manager or the Distributor for that purpose.

- Shares issued in plans of reorganization to which the Fund is a party. - Shares sold to present or former officers, directors, trustees or employees (and their "immediate families" as defined above in Section I.A.) of the Fund, the Manager and its affiliates and retirement plans established by them for their employees. IV. Special Sales Charge Arrangements for Shareholders of Certain Oppenheimer Funds Who Were Shareholders of Former Quest for Value Funds

The initial and contingent deferred sales charge rates and waivers for Class A, Class B and Class C shares described in the Prospectus or Statement of Additional Information of the Oppenheimer funds are modified as described below for certain persons who were shareholders of the former Quest for Value Funds. To be eligible, those persons must have been shareholders on November 24, 1995, when OppenheimerFunds, Inc. became the investment advisor to those former Quest for Value Funds. Those funds include:

Oppenheimer Quest Value Fund, Inc. Oppenheimer Small Cap Value Fund Oppenheimer Quest Balanced Value Fund Oppenheimer Quest Global Value Fund, Inc. Oppenheimer Quest Opportunity Value Fund These arrangements also apply to shareholders of the following funds when they merged (were reorganized) into various Oppenheimer funds on November 24, 1995: Quest for Value U.S. Government Income Fund Quest for Value New York Tax-Exempt Fund Quest for Value Investment Quality Income Fund Quest for Value National Tax-Exempt Fund Quest for Value Global Income FundQuest for Value California Tax-Exempt Fund

        All of the funds listed above are referred to in this Appendix as the “Former Quest for Value Funds.” The waivers of initial and contingent deferred sales charges described in this Appendix apply to shares of an Oppenheimer fund that are either:

        - acquired by such shareholder pursuant to an exchange of shares of an Oppenheimer fund that was one of the Former Quest for Value Funds, or

        - purchased by such shareholder by exchange of shares of another Oppenheimer fund that were acquired pursuant to the merger of any of the Former Quest for Value Funds into that other Oppenheimer fund on November 24, 1995.

A. Reductions or Waivers of Class A Sales Charges.

        - - Reduced Class A Initial Sales Charge Rates for Certain Former Quest for Value Funds Shareholders.

Purchases by Groups and Associations. The following table sets forth the initial sales charge rates for Class A shares purchased by members of “Associations” formed for any purpose other than the purchase of securities. The rates in the table apply if that Association purchased shares of any of the Former Quest for Value Funds or received a proposal to purchase such shares from OCC Distributors prior to November 24, 1995.

--------------------------------------------------------------------- Number of Initial Sales Initial Sales Eligible Charge as a % Charge as a % Concession as % Employees or of Offering of Net Amount of Offering Members Price Invested Price --------------------------------------------------------------------- --------------------------------------------------------------------- 9 or Fewer 2.50% 2.56% 2.00% --------------------------------------------------------------------- --------------------------------------------------------------------- At least 10 but 2.00% 2.04% 1.60% not more than 49 ---------------------------------------------------------------------

        For purchases by Associations having 50 or more eligible employees or members, there is no initial sales charge on purchases of Class A shares, but those shares are subject to the Class A contingent deferred sales charge described in the applicable fund’s Prospectus.

        Purchases made under this arrangement qualify for the lower of either the sales charge rate in the table based on the number of members of an Association, or the sales charge rate that applies under the Right of Accumulation described in the applicable fund’s Prospectus and Statement of Additional Information. Individuals who qualify under this arrangement for reduced sales charge rates as members of Associations also may purchase shares for their individual or custodial accounts at these reduced sales charge rates, upon request to the Distributor.

        - - Waiver of Class A Sales Charges for Certain Shareholders. Class A shares purchased by the following investors are not subject to any Class A initial or contingent deferred sales charges:

- Shareholders who were shareholders of the AMA Family of Funds on February 28, 1991 and who acquired shares of any of the Former Quest for Value Funds by merger of a portfolio of the AMA Family of Funds.

- Shareholders who acquired shares of any Former Quest for Value Fund by merger of any of the portfolios of the Unified Funds.

        - - Waiver of Class A Contingent Deferred Sales Charge in Certain Transactions. The Class A contingent deferred sales charge will not apply to redemptions of Class A shares purchased by the following investors who were shareholders of any Former Quest for Value Fund:

        Investors who purchased Class A shares from a dealer that is or was not permitted to receive a sales load or redemption fee imposed on a shareholder with whom that dealer has a fiduciary relationship, under the Employee Retirement Income Security Act of 1974 and regulations adopted under that law.

B. Class A, Class B and Class C Contingent Deferred Sales Charge Waivers.

        - - Waivers for Redemptions of Shares Purchased Prior to March 6, 1995. In the following cases, the contingent deferred sales charge will be waived for redemptions of Class A, Class B or Class C shares of an Oppenheimer fund. The shares must have been acquired by the merger of a Former Quest for Value Fund into the fund or by exchange from an Oppenheimer fund that was a Former Quest for Value Fund or into which such fund merged. Those shares must have been purchased prior to March 6, 1995 in connection with:

- withdrawals under an automatic withdrawal plan holding only either Class B or Class C shares if the annual withdrawal does not exceed 10% of the initial value of the account value, adjusted annually, and - liquidation of a shareholder’s account if the aggregate net asset value of shares held in the account is less than the required minimum value of such accounts.

        - - Waivers for Redemptions of Shares Purchased on or After March 6, 1995 but Prior to November 24, 1995. In the following cases, the contingent deferred sales charge will be waived for redemptions of Class A, Class B or Class C shares of an Oppenheimer fund. The shares must have been acquired by the merger of a Former Quest for Value Fund into the fund or by exchange from an Oppenheimer fund that was a Former Quest For Value Fund or into which such Former Quest for Value Fund merged. Those shares must have been purchased on or after March 6, 1995, but prior to November 24, 1995: - redemptions following the death or disability of the shareholder(s) (as evidenced by a determination of total disability by the U.S. Social Security Administration);
-	withdrawals under an automatic withdrawal plan (but only for Class B or Class C shares) where the annual withdrawals do not exceed 10% of the initial value of the account value; adjusted annually, and - liquidation of a shareholder’s account if the aggregate net asset value of shares held in the account is less than the required minimum account value.

        A shareholder’s account will be credited with the amount of any contingent deferred sales charge paid on the redemption of any Class A, Class B or Class C shares of the Oppenheimer fund described in this section if the proceeds are invested in the same Class of shares in that fund or another Oppenheimer fund within 90 days after redemption.

V. Special Sales Charge Arrangements for Shareholders of Certain Oppenheimer Funds Who Were Shareholders of Connecticut Mutual Investment Accounts, Inc.

The initial and contingent deferred sale charge rates and waivers for Class A and Class B shares described in the respective Prospectus (or this Appendix) of the following Oppenheimer funds (each is referred to as a “Fund” in this section):

Oppenheimer U. S. Government Trust, Oppenheimer Bond Fund, Oppenheimer Value Fund and Oppenheimer Disciplined Allocation Fund

are modified as described below for those Fund shareholders who were shareholders of the following funds (referred to as the “Former Connecticut Mutual Funds”) on March 1, 1996, when OppenheimerFunds, Inc. became the investment adviser to the Former Connecticut Mutual Funds:

Connecticut Mutual Liquid Account Connecticut Mutual Total Return Account Connecticut Mutual Government Securities Account CMIA LifeSpan Capital Appreciation Account Connecticut Mutual Income Account CMIA LifeSpan Balanced Account Connecticut Mutual Growth Account CMIA Diversified Income Account

A. Prior Class A CDSC and Class A Sales Charge Waivers.

        - Class A Contingent Deferred Sales Charge. Certain shareholders of a Fund and the other Former Connecticut Mutual Funds are entitled to continue to make additional purchases of Class A shares at net asset value without a Class A initial sales charge, but subject to the Class A contingent deferred sales charge that was in effect prior to March 18, 1996 (the “prior Class A CDSC”). Under the prior Class A CDSC, if any of those shares are redeemed within one year of purchase, they will be assessed a 1% contingent deferred sales charge on an amount equal to the current market value or the original purchase price of the shares sold, whichever is smaller (in such redemptions, any shares not subject to the prior Class A CDSC will be redeemed first).

        Those shareholders who are eligible for the prior Class A CDSC are: (1) persons whose purchases of Class A shares of a Fund and other Former

Connecticut Mutual Funds were $500,000 prior to March 18, 1996, as a result of direct purchases or purchases pursuant to the Fund’s policies on Combined Purchases or Rights of Accumulation, who still hold those shares in that Fund or other Former Connecticut Mutual Funds, and

(2)	persons whose intended purchases under a Statement of Intention entered into prior to March 18, 1996, with the former general distributor of the Former Connecticut Mutual Funds to purchase shares valued at $500,000 or more over a 13-month period entitled those persons to purchase shares at net asset value without being subject to the Class A initial sales charge.

        Any of the Class A shares of a Fund and the other Former Connecticut Mutual Funds that were purchased at net asset value prior to March 18, 1996, remain subject to the prior Class A CDSC, or if any additional shares are purchased by those shareholders at net asset value pursuant to this arrangement they will be subject to the prior Class A CDSC.

        - Class A Sales Charge Waivers. Additional Class A shares of a Fund may be purchased without a sales charge, by a person who was in one (or more) of the categories below and acquired Class A shares prior to March 18, 1996, and still holds Class A shares:

(1)	any purchaser, provided the total initial amount invested in the Fund or any one or more of the Former Connecticut Mutual Funds totaled $500,000 or more, including investments made pursuant to the Combined Purchases, Statement of Intention and Rights of Accumulation features available at the time of the initial purchase and such investment is still held in one or more of the Former Connecticut Mutual Funds or a Fund into which such Fund merged;

(2)	any participant in a qualified plan, provided that the total initial amount invested by the plan in the Fund or any one or more of the Former Connecticut Mutual Funds totaled $500,000 or more;

(3) Directors of the Fund or any one or more of the Former Connecticut Mutual Funds and members of their immediate families;
(4)	employee benefit plans sponsored by Connecticut Mutual Financial Services, L.L.C. (“CMFS”), the prior distributor of the Former Connecticut Mutual Funds, and its affiliated companies; one or more members of a group of at least 1,000 persons (and persons who are retirees from such group) engaged in a common business, profession, civic or charitable endeavor or other activity, and the spouses and minor dependent children of such persons, pursuant to a marketing program between CMFS and such group; and

(5)	an institution acting as a fiduciary on behalf of an individual or individuals, if such institution was directly compensated by the individual(s) for recommending the purchase of the shares of the Fund or any one or more of the Former Connecticut Mutual Funds, provided the institution had an agreement with CMFS.

Purchases of Class A shares made pursuant to (1) and (2) above may be subject to the Class A CDSC of the Former Connecticut Mutual Funds described above.

        Additionally, Class A shares of a Fund may be purchased without a sales charge by any holder of a variable annuity contract issued in New York State by Connecticut Mutual Life Insurance Company through the Panorama Separate Account which is beyond the applicable surrender charge period and which was used to fund a qualified plan, if that holder exchanges the variable annuity contract proceeds to buy Class A shares of the Fund.

B. Class A and Class B Contingent Deferred Sales Charge Waivers.

In addition to the waivers set forth in the Prospectus and in this Appendix, above, the contingent deferred sales charge will be waived for redemptions of Class A and Class B shares of a Fund and exchanges of Class A or Class B shares of a Fund into Class A or Class B shares of a Former Connecticut Mutual Fund provided that the Class A or Class B shares of the Fund to be redeemed or exchanged were (i) acquired prior to March 18, 1996 or (ii) were acquired by exchange from an Oppenheimer fund that was a Former Connecticut Mutual Fund. Additionally, the shares of such Former Connecticut Mutual Fund must have been purchased prior to March 18, 1996:

(1) by the estate of a deceased shareholder; (2) upon the disability of a shareholder, as defined in Section 72(m)(7) of the Internal Revenue Code;
(3)	for retirement distributions (or loans) to participants or beneficiaries from retirement plans qualified under Sections 401(a) or 403(b)(7)of the Code, or from IRAs, deferred compensation plans created under Section 457 of the Code, or other employee benefit plans;

(4) as tax-free returns of excess contributions to such retirement or employee benefit plans;
(5)	in whole or in part, in connection with shares sold to any state, county, or city, or any instrumentality, department, authority, or agency thereof, that is prohibited by applicable investment laws from paying a sales charge or concession in connection with the purchase of shares of any registered investment management company;

(6)	in connection with the redemption of shares of the Fund due to a combination with another investment company by virtue of a merger, acquisition or similar reorganization transaction;

(7) in connection with the Fund's right to involuntarily redeem or liquidate the Fund;
(8)	in connection with automatic redemptions of Class A shares and Class B shares in certain retirement plan accounts pursuant to an Automatic Withdrawal Plan but limited to no more than 12% of the original value annually; or

(9)	as involuntary redemptions of shares by operation of law, or under procedures set forth in the Fund’s Articles of Incorporation, or as adopted by the Board of Directors of the Fund.

VI. Special Reduced Sales Charge for Former Shareholders of Advance America Funds, Inc.

Shareholders of Oppenheimer Municipal Bond Fund, Oppenheimer U.S. Government Trust, Oppenheimer Strategic Income Fund and Oppenheimer Capital Income Fund who acquired (and still hold) shares of those funds as a result of the reorganization of series of Advance America Funds, Inc. into those Oppenheimer funds on October 18, 1991, and who held shares of Advance America Funds, Inc. on March 30, 1990, may purchase Class A shares of those four Oppenheimer funds at a maximum sales charge rate of 4.50%.

VII. Sales Charge Waivers on Purchases of Class M Shares of Oppenheimer Convertible Securities Fund

Oppenheimer Convertible Securities Fund (referred to as the “Fund” in this section) may sell Class M shares at net asset value without any initial sales charge to the classes of investors listed below who, prior to March 11, 1996, owned shares of the Fund’s then-existing Class A and were permitted to purchase those shares at net asset value without sales charge: - the Manager and its affiliates, - present or former officers, directors, trustees and employees (and their

“immediate families” as defined in the Fund’s Statement of Additional Information) of the Fund, the Manager and its affiliates, and retirement plans established by them or the prior investment advisor of the Fund for their employees,

-	registered management investment companies or separate accounts of insurance companies that had an agreement with the Fund’s prior investment advisor or distributor for that purpose,

-	dealers or brokers that have a sales agreement with the Distributor, if they purchase shares for their own accounts or for retirement plans for their employees,

-	employees and registered representatives (and their spouses) of dealers or brokers described in the preceding section or financial institutions that have entered into sales arrangements with those dealers or brokers (and whose identity is made known to the Distributor) or with the Distributor, but only if the purchaser certifies to the Distributor at the time of purchase that the purchaser meets these qualifications,

-	dealers, brokers, or registered investment advisors that had entered into an agreement with the Distributor or the prior distributor of the Fund specifically providing for the use of Class M shares of the Fund in specific investment products made available to their clients, and

-	dealers, brokers or registered investment advisors that had entered into an agreement with the Distributor or prior distributor of the Fund’s shares to sell shares to defined contribution employee retirement plans for which the dealer, broker, or investment advisor provides administrative services.

------------------------------------------------------------------------------- Oppenheimer Capital Preservation Fund ------------------------------------------------------------------------------- Internet Web Site: www.oppenheimerfunds.com ------------------------ Investment Adviser OppenheimerFunds, Inc. Two World Trade Center New York, New York 10048-0203 Distributor OppenheimerFunds Distributor, Inc. Two World Trade Center New York, New York 10048-0203 Transfer Agent OppenheimerFunds Services P.O. Box 5270 Denver, Colorado 80217 1-800-525-7048 Custodian Bank Citibank, N.A. 399 Park Avenue New York, New York 10043 Independent Auditors KPMG LLP 707 Seventeenth Street Denver, Colorado 80202 Legal Counsel Mayer, Brown and Platt 1675 Broadway New York, New York 10019-5820

__________ 1 Ms. Macaskill and Mr. Griffiths are not Directors of Oppenheimer Money Market Fund, Inc.; Mr. Griffiths is not a Trustee of Oppenheimer Discovery Fund. 1 Certain waivers also apply to Class M shares of Oppenheimer Convertible Securities Fund. 2 In the case of Oppenheimer Senior Floating Rate Fund, a continuously-offered closed-end fund, references to contingent deferred sales charges mean the Fund's Early Withdrawal Charges and references to "redemptions" mean "repurchases" of shares.

3 An “employee benefit plan” means any plan or arrangement, whether or not it is “qualified” under the Internal Revenue Code, under which Class N shares of an Oppenheimer fund or funds are purchased by a fiduciary or other administrator for the account of participants who are employees of a single employer or of affiliated employers. These may include, for example, medical savings accounts, payroll deduction plans or similar plans. The fund accounts must be registered in the name of the fiduciary or administrator purchasing the shares for the benefit of participants in the plan.

        4 The term “Group Retirement Plan” means any qualified or non-qualified retirement plan for employees of a corporation or sole proprietorship, members and employees of a partnership or association or other organized group of persons (the members of which may include other groups), if the group has made special arrangements with the Distributor and all members of the group participating in (or who are eligible to participate in) the plan purchase shares of an Oppenheimer fund or funds through a single investment dealer, broker or other financial institution designated by the group. Such plans include 457 plans, SEP-IRAs, SARSEPs, SIMPLE plans and 403(b) plans other than plans for public school employees. The term “Group Retirement Plan” also includes qualified retirement plans and non-qualified deferred compensation plans and IRAs that purchase shares of an Oppenheimer fund or funds through a single investment dealer, broker or other financial institution that has made special arrangements with the Distributor.

5 However, that concession will not be paid on purchases of shares in amounts of $1 million or more (including any right of accumulation) by a Retirement Plan that pays for the purchase with the redemption proceeds of Class C shares of one or more Oppenheimer funds held by the Plan for more than one year.

6 This provision does not apply to IRAs.

7 This provision does not apply to 403(b)(7) custodial plans if the participant is less than age 55, nor to IRAs.

8 The distribution must be requested prior to Plan termination or the elimination of the Oppenheimer funds as an investment option under the Plan. 9 This provision does not apply to IRAs.

10 This provision does not apply to loans from 403(b)(7) custodial plans. 11 This provision does not apply to 403(b)(7) custodial plans if the participant is less than age 55, nor to IRAs.